SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]
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Post-Effective Amendment No. 9            (333-85567)                        [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 11      (File No. 811-7195)                [X]
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                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
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(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[X] on Nov. 7, 2001 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and SAI filed herewith are not intended to supersede the prospectus and SAIs filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-85567, filed on or about July 17, 2001.

(logo) American Express                                      American Express(R)
                                                                   Signature One
                                                                Variable Annuity

Issued by:
American Enterprise Life Insurance Company

Prospectus


Nov. 7, 2001


INDIVIDUAL OR GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o  American Express(R) Variable           o  J. P. Morgan Series Trust II
   Portfolio Funds
o  AIM Variable Insurance Funds           o  Lazard Retirement Series, Inc.
o  Alliance Variable Products Series Fund o  MFS(R) Variable Insurance Trust(SM)
o  Baron Capital Funds Trust              o  Royce Capital Fund
o  Credit Suisse Warburg Pincus Trust     o  Third Avenue Variable Series Trust

o  Fidelity(R) Variable Insurance         o  Wanger Advisors Trust
   Products - Service Class

o  Franklin(R) Templeton(R) Variable      o  Wells Fargo Variable Trust Funds
   Insurance Products Trust (FTVIPT) -
   Class 2
o  Goldman Sachs Variable Insurance
   Trust (VIT)
o  Janus Aspen Series: Service Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms                                                             3

The Contract in Brief                                                 4

Expense Summary                                                       6


Condensed Financial Information (Unaudited)                          23

Financial Statements                                                 31

Performance Information                                              32

The Variable Account and the Funds                                   33

The Fixed Accounts                                                   39

Buying Your Contract                                                 42

Charges                                                              44

Valuing Your Investment                                              48

Making the Most of Your Contract                                     49

Withdrawals                                                          52

Changing Ownership                                                   52

Benefits in Case of Death                                            52

Optional Benefits                                                    56

The Annuity Payout Period                                            64

Taxes                                                                66

Voting Rights                                                        67

Substitution of Investments                                          68

About the Service Providers                                          68

Additional Information About American Enterprise Life                69

Directors and Executive Officers                                     74

Experts                                                              75

American Enterprise Life Insurance
   Company Financial Information                                     76

Appendix A: Expense Examples for the
   8% Performance Credit Rider                                       94

Appendix B: 8% Performance Credit Rider
   Adjusted Partial Withdrawal                                      102

Table of Contents of the
   Statement of Additional Information                              104


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2 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Key Terms
These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed accounts: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408A of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to the contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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3 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 33)

o the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. (p. 39)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 42)


o  Minimum initial purchase payment:
       $25,000.

o  Minimum additional purchase payment:
       $50 for Systematic Investment Plans.
       $100 for any other type of payment.

o  Maximum total purchase payments (without prior approval):
       $1,000,000 for issue ages up to 85.
       $100,000 for issue ages 86 to 90.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 50)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 52)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 52)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 52)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 56)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. 64 )


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4 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Taxes: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 66)

Charges: We assess certain charges in connection with your contract (p. 44):


o  $40 annual contract administrative charge;

o a 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);
o a 1.45% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select death benefit Option A -- Value option return of purchase payment, a reduction of 0.10% in the mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently at 0.35%) based on the adjusted contract value;
o if you select the 8% Performance Credit Rider(1) (PCR), an annual fee of 0.25% of the contract value;
o if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
o if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

o  withdrawal charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments); and
o  the operating expenses of the funds in which the subaccounts invest.


(1) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.
(2) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.


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6 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Expense Summary
The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

         Years from purchase                 Withdrawal charge
           payment receipt                      percentage
                1                                   8%
                2                                   8
                3                                   8
                4                                   8
                5                                   7
                6                                   6
                7                                   6
                8                                   4
                9                                   2
                Thereafter                          0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

Annual contract administrative charge:                                     $40*

* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary

Guaranteed Minimum Income Benefit Rider (GMIB) fee:                        0.35%
(As a percentage of an adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

8% Performance Credit Rider (PCR) fee:                                     0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


Benefit Protector(SM) Death Benefit Rider (Benefit Protector) fee:         0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Benefit Protector(SM) Plus Death Benefit Rider
(Benefit Protector Plus) fee:                                              0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)


You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                      Death Benefit
                                        Option B -- Maximum    Option A -- Value
                                       anniversary value or    option return of
                                           Option C -- 5%      purchase payment
                                           Accumulation

Variable account administrative charge:        0.15%                0.15%
Mortality and expense risk fee:                1.45                 1.35
                                               ----                 ----
Total annual variable account expenses:        1.60%                1.50%

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6 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                              Management       12b-1        Other
                                                                 fees          fees       expenses        Total
AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund                                     .56%          .13%         .26%         .95%(1)
     Bond Fund                                                    .60           .13          .06          .79(2)
     Capital Resource Fund                                        .60           .13          .04          .77(2)
     Cash Management Fund                                         .51           .13          .04          .68(2)
     Diversified Equity Income Fund                               .56           .13          .26          .95(1)
     Extra Income Fund                                            .62           .13          .07          .82(2)
     Federal Income Fund                                          .61           .13          .13          .87(1)
     Growth Fund                                                  .64           .13          .18          .95(1)
     Managed Fund                                                 .59           .13          .03          .75(2)
     New Dimensions Fund(R)                                       .60           .13          .05          .78(2)
     Small Cap Advantage Fund                                     .75           .13          .31         1.19(1)
AIM V.I.
     Capital Appreciation Fund                                    .61            --          .21          .82(3)
     Capital Development Fund                                     .75            --          .63         1.38(3),(4)
     Value Fund                                                   .61            --          .23          .84(3)
Alliance VP
     Premier Growth Portfolio (Class B)                          1.00           .25          .05         1.30(5)
     Technology Portfolio (Class B)                               .99           .25          .07         1.31(5)
     U.S. Government/High Grade Securities Portfolio (Class B)    .60           .25          .35         1.20(5)
Baron Capital Funds Trust
     Capital Asset Fund - Insurance Shares                       1.00           .25          .25         1.50(6)
Credit Suisse Warburg Pincus Trust -
     Emerging Growth Portfolio (previously Warburg Pincus
     Trust - Emerging Growth Portfolio)                           .90            --          .35         1.25(7)

Fidelity VIP
     Growth & Income Portfolio (Service Class)                    .48           .10          .11          .69(8)
     Mid Cap Portfolio (Service Class)                            .57           .10          .17          .84(8)
     Overseas Portfolio (Service Class)                           .72           .10          .17          .99(8)

Franklin Templeton VIP Trust
     Franklin Real Estate Fund - Class 2                          .58           .25          .02          .85(9),(10)
     Mutual Shares Securities Fund - Class 2                      .60           .25          .20         1.05(10)
     Templeton International Smaller Companies Fund - Class 2     .85           .25          .26         1.36(10)
Goldman Sachs VIT
     Capital Growth Fund                                          .75            --          .25         1.00(11)
     CORE(SM) U.S. Equity Fund                                    .70            --          .20          .90(11)
     Global Income Fund                                           .90            --          .25         1.15(11)
     International Equity Fund                                   1.00            --          .35         1.35(11)
     Internet Tollkeeper Fund(SM)                                1.00            --          .25         1.25(11)
Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares                  .65           .25          .02          .92(12)
     Global Technology Portfolio: Service Shares                  .65           .25          .04          .94(12)
     Growth Portfolio: Service Shares                             .65           .25          .02          .92(12)
     International Growth Portfolio: Service Shares               .65           .25          .06          .96(12)

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7 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)
                                                              Management       12b-1        Other
                                                                 fees          fees       expenses        Total
J.P. Morgan
     U.S. Disciplined Equity Portfolio                            .35%           --%         .50%         .85%(3)
Lazard Retirement Series
     Equity Portfolio                                             .75           .25          .25         1.25(13)
     International Equity Portfolio                               .75           .25          .25         1.25(13)
MFS(R)
     New Discovery Series - Initial Class                         .90            --          .16         1.06(14),(15)
     Research Series - Initial Class                              .75            --          .10          .85(14)
     Utilities Series - Initial Class                             .75            --          .16          .91(14)
Royce Capital Fund
     Micro-Cap Portfolio                                         1.25            --          .10         1.35(16)
     Small-Cap Portfolio (previously Royce Premier Portfolio)    1.00            --          .35         1.35(16)
Third Avenue
     Value Portfolio                                              .90            --          .40         1.30(17)
Wanger
     International Small Cap                                     1.20            --          .21         1.41(3),(18)
     U.S. Small Cap                                               .95            --          .05         1.00(3),(18)
Wells Fargo VT
     Equity Income Fund                                           .53           .25          .22         1.00(19)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(4)  Expenses have been restated to reflect current fees.
(5) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2000. Absent fee waivers and expense reimbursements "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" would be 1.00%, 0.25%, 0.08% and 1.33% for Alliance VP Technology Portfolio.
(6) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period Dec. 31, 2000 would have been 1.66%.
(7) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).
(8) There were no reimbursement or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(9)  The Fund administration fee is paid indirectly through the management fee.
(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.
(11) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 1.09% and 1.84% for Capital Growth Fund, 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, 0.90%, 2.05%
     and 2.95% for Global Income Fund, 1.00%, 0.99% and 1.99% for International Equity Fund and 1.00%, 4.62% and 5.62% for Internet Tollkeeper Fund(SM). CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, Growth Portfolio and International Growth Portfolio. Expenses
     are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of expense offset arrangements.
(13) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 4.07% and 5.07% for Equity Portfolio and 1.32% and 2.32% for International Equity Portfolio.
(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for New Discovery Series, 0.84% for Research Series, and 0.90% for Utilities Series.
(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other Expenses" and "Total" would have been 0.19% and 1.09%. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

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8 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

(16) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio and 2.89% and 3.89% for Royce Small-Cap Portfolio.
(17) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.
(18) Annualized operating expenses of funds at Dec. 31, 2000. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(19) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fee" and "Total" would have been 0.70% and 1.17% for Wells Fargo VT Equity Income Fund.


Examples*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses assuming selection of death benefit Option B. Under each fund you will find an example showing: 1) the contract with no additional riders, 2) the contract with selection of the optional Benefit ProtectorSM Death Benefit (BP) Rider, 3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit (BPP) Rider, 4) the contract with selection of the optional Guaranteed Minimum Income Benefit (GMIB) Rider,
5) the contract with selection of the optional GMIB and BP riders, and 6) the contract with selection of the optional GMIB and BPP riders. Next we show expenses assuming selection of death benefit Option A. Under each fund you will find an example showing: 1) the contract with no additional riders, 2) the contract with selection of the BP rider, and 3) the contract with selection of the optional BPP rider. For information on expenses associated with selection of the 8% Performance Credit Rider, please see Appendix A.

[To be updated upon amendment.]

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ...
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB rider                      109.89     171.48     225.58     327.44      29.89      91.48     155.58     327.44
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Bond Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.25     166.60     217.52     311.81      28.25      86.60     147.52     311.81
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Capital Resource Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.04     165.99     216.51     309.83      28.04      85.99     146.51     309.83
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
AXP(R) Variable Portfolio - Cash Management Fund
     contract with no additional rider
     optional BP rider
     optional BPP rider
     optional GMIB                            107.12     163.24     211.96     300.91      27.12      83.24     141.96     300.91
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Diversified Equity Income Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.89     171.48     225.58     327.44      29.89      91.48     155.58     327.44
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Extra Income Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.56     167.52     219.04     314.76      28.56      87.52     149.04     314.76
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Federal Income Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.07     169.05     221.56     319.66      29.07      89.05     151.56     319.66
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Growth Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.89     171.48     225.58     327.44      29.89      91.48     155.58     327.44
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Managed Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            107.84     165.38     215.50     307.86      27.84      85.38     145.50     307.86
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
AXP(R) Variable Portfolio - New Dimensions Fund(R)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.15     166.30     217.02     310.82      28.15      86.30     147.02     310.82
     optional GMIB and BP riders
     optional GMIB and BPP riders
AXP(R) Variable Portfolio - Small Cap Advantage Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.35     178.77     237.56     350.43      32.35      98.77     167.56     350.43
     optional GMIB and BP riders
     optional GMIB and BPP riders
AIM V.I. Capital Appreciation Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.56     167.52     219.04     314.76      28.56      87.52     149.04     314.76
     optional GMIB and BP riders
     optional GMIB and BPP riders
AIM V.I. Capital Development Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            114.30     184.51     246.95     368.24      34.30     104.51     176.95     368.24
     optional GMIB and BP riders
     optional GMIB and BPP riders
AIM V.I. Value Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.76     168.13     220.05     316.72      28.76      88.13     150.05     316.72
     optional GMIB and BP riders
     optional GMIB and BPP riders
Alliance VP Premier Growth Portfolio (Class B)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.48     182.10     243.01     360.79      33.48     102.10     173.01     360.79
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
11 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Alliance VP Technology Portfolio (Class B)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.58     182.40     243.50     361.72      33.58     102.40     173.50     361.72
     optional GMIB and BP riders
     optional GMIB and BPP riders
Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.45     179.07     238.05     351.38      32.45      99.07     168.05     351.38
     optional GMIB and BP riders
     optional GMIB and BPP riders
Baron Capital Asset Fund - Insurance Shares
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            115.53     188.13     252.85     379.32      35.53     108.13     182.85     379.32
     optional GMIB and BP riders
     optional GMIB and BPP riders
Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio
(previously Warburg Pincus Trust - Emerging Growth Portfolio)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.96     180.59     240.53     356.09      32.96     100.59     170.53     356.09
     optional GMIB and BP riders
     optional GMIB and BPP riders
Fidelity VIP Growth & Income Portfolio (Service Class)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            107.22     163.55     212.46     301.91      27.22      83.55     142.46     301.91
     optional GMIB and BP riders
     optional GMIB and BPP riders
Fidelity VIP Mid Cap Portfolio (Service Class)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.76     168.13     220.05     316.72      28.76      88.13     150.05     316.72
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Fidelity VIP Overseas Portfolio (Service Class)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            110.30     172.70     227.58     331.31      30.30      92.70     157.58     331.31
     optional GMIB and BP riders
     optional GMIB and BPP riders
FTVIPT Franklin Real Estate Fund - Class 2
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.86     168.44     220.55     317.70      28.86      88.44     150.55     317.70
     optional GMIB and BP riders
     optional GMIB and BPP riders
FTVIPT Mutual Shares Securities Fund - Class 2
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            110.91     174.52     230.58     337.09      30.91      94.52     160.58     337.09
     optional GMIB and BP riders
     optional GMIB and BPP riders
FTVIPT Templeton International Smaller Companies Fund - Class 2
     contract with no additional
     riders optional BP rider
     optional BPP rider
     optional GMIB                            114.09     183.91     245.97     366.39      34.09     103.91     175.97     366.39
     optional GMIB and BP riders
     optional GMIB and BPP riders
Goldman Sachs VIT Capital Growth Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            110.40     173.00     228.08     332.28      30.40      93.00     158.08     332.28
     optional GMIB and BP riders
     optional GMIB and BPP riders
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.38     169.96     223.07     322.58      29.38      89.96     153.07     322.58
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
13 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)

                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Goldman Sachs VIT Global Income Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            111.94     177.56     235.57     346.64      31.94      97.56     165.57     346.64
     optional GMIB and BP riders
     optional GMIB and BPP riders
Goldman Sachs VIT International Equity Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.99     183.61     245.47     365.45      33.99     103.61     175.47     365.45
     optional GMIB and BP riders
     optional GMIB and BPP riders
Goldman Sachs VIT Internet Tollkeeper Fund(SM)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.96     180.59     240.53     356.09      32.96     100.59     170.53     356.09
     optional GMIB and BP riders
     optional GMIB and BPP riders
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.58     170.57     224.07     324.53      29.58      90.57     154.07     324.53
     optional GMIB and BP riders
     optional GMIB and BPP riders
Janus Aspen Series Global Technology Portfolio: Service Shares
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.79     171.18     225.08     326.47      29.79      91.18     155.08     326.47
     optional GMIB and BP riders
     optional GMIB and BPP riders
Janus Aspen Series Growth Portfolio: Service Shares
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.58     170.57     224.07     324.53      29.58      90.57     154.07     324.53
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Janus Aspen Series International Growth Portfolio: Service Shares
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.99     171.79     226.08     328.41      29.99      91.79     156.08     328.41
     optional GMIB and BP riders
     optional GMIB and BPP riders
J.P. Morgan U.S. Disciplined Equity Portfolio
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.86     168.44     220.55     317.70      28.86      88.44     150.55     317.70
     optional GMIB and BP riders
     optional GMIB and BPP riders
Lazard Retirement Equity Portfolio
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.96     180.59     240.53     356.09      32.96     100.59     170.53     356.09
     optional GMIB and BP riders
     optional GMIB and BPP riders
Lazard Retirement International Equity Portfolio
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            112.96     180.59     240.53     356.09      32.96     100.59     170.53     356.09
     optional GMIB and BP riders
     optional GMIB and BPP riders
MFS(R) New Discovery Series - Initial Class
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            111.02     174.83     231.08     338.05      31.02      94.83     161.08     338.05
     optional GMIB and BP riders
     optional GMIB and BPP riders
MFS(R) Research Series - Initial Class
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            108.86     168.44     220.55     317.70      28.86      88.44     150.55     317.70
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
15 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
MFS(R) Utilities Series - Initial Class
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            109.48     170.26     223.57     323.56      29.48      90.26     153.57     323.56
     optional GMIB and BP riders
     optional GMIB and BPP riders
Royce Micro-Cap Portfolio
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.99     183.61     245.473     65.45      33.99     103.61     175.47     365.45
     optional GMIB and BP riders
     optional GMIB and BPP riders
Royce Small-Cap Portfolio (previously Royce Premier Portfolio)
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.99     183.61     245.47     365.45      33.99     103.61     175.47     365.45
     optional GMIB and BP riders
     optional GMIB and BPP riders
Third Avenue Value Portfolio
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            113.48     182.10     243.01     360.79      33.48     102.10     173.01     360.79
     optional GMIB and BP riders
     optional GMIB and BPP riders
Wanger International Small Cap
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            114.60     185.42     248.43     371.03      34.60     105.42     178.43     371.03
     optional GMIB and BP riders
     optional GMIB and BPP riders
Wanger U.S. Small Cap
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            110.40     173.00     228.08     332.28      30.40      93.00     158.08     332.28
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Wells Fargo VT Equity Income Fund
     contract with no additional riders
     optional BP rider
     optional BPP rider
     optional GMIB                            110.40     173.00     228.08     332.28      30.40      93.00     158.08     332.28
     optional GMIB and BP riders
     optional GMIB and BPP riders


--------------------------------------------------------------------------------
17 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ...

                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
     contract with no additional riders       105.28     157.72     202.79     282.82      25.28      77.72     132.79     282.82
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Bond Fund
     contract with no additional riders       103.64     152.80     194.58     266.47      23.64      72.80     124.58     266.47
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Capital Resource Fund
     contract with no additional riders       103.43     152.18     193.55     264.41      23.43      72.18     123.55     264.41
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Cash Management Fund
     contract with no additional riders       102.51     149.40     188.91     255.08      22.51      69.40     118.91     255.08
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Diversified Equity Income Fund
     contract with no additional riders       105.28     157.72     202.79     282.82      25.28      77.72     132.79     282.82
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Extra Income Fund
     contract with no additional riders       103.94     153.72     196.12     269.56      23.94      73.72     126.12     269.56
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Federal Income Fund
     contract with no additional riders       104.46     155.26     198.69     274.68      24.46      75.26     128.69     274.68
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Growth Fund
     contract with no additional riders       105.28     157.72     202.79     282.82      25.28      77.72     132.79     282.82
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Managed Fund
     contract with no additional riders       103.23     151.56     192.52     262.34      23.23      71.56     122.52     262.34
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - New Dimensions Fund(R)
     contract with no additional riders       103.53     152.49     194.07     265.44      23.53      72.49     124.07     265.44
     optional BP rider
     optional BPP rider
AXP(R) Variable Portfolio - Small Cap Advantage Fund
     contract with no additional riders       107.74     165.08     215.00     306.87      27.74      85.08     145.00     306.87
     optional BP rider
     optional BPP rider


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
AIM V.I. Capital Appreciation Fund
     contract with no additional riders       103.94     153.72     196.12     269.56      23.94      73.72     126.12     269.56
     optional BP rider
     optional BPP rider
AIM V.I. Capital Development Fund
     contract with no additional riders       109.68     170.87     224.57     325.50      29.68      90.87     154.57     325.50
     optional BP rider
     optional BPP rider
AIM V.I. Value Fund
     contract with no additional riders       104.15     154.34     197.15     271.61      24.15      74.34     127.15     271.61
     optional BP rider
     optional BPP rider
Alliance VP Premier Growth Portfolio (Class B)
     contract with no additional riders       108.86     168.44     220.55     317.70      28.86      88.44     150.55     317.70
     optional BP rider
     optional BPP rider
Alliance VP Technology Portfolio (Class B)
     contract with no additional riders       108.97     168.74     221.05     318.68      28.97      88.74     151.05     318.68
     optional BP rider
     optional BPP rider
Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)
     contract with no additional riders       107.84     165.38     215.50     307.86      27.84      85.38     145.50     307.86
     optional BP rider
     optional BPP rider
Baron Capital Asset Fund - Insurance Shares
     contract with no additional riders       110.91     174.52     230.58     337.09      30.91      94.52     160.58     337.09
     optional BP rider
     optional BPP rider
Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio
(previously Warburg Pincus Trust - Emerging Growth Portfolio)
     contract with no additional riders       108.35     166.91     218.03     312.79      28.35      86.91     148.03     312.79
     optional BP rider
     optional BPP rider
Fidelity VIP Growth & Income Portfolio (Service Class)
     contract with no additional riders       102.61     149.71     189.42     256.12      22.61      69.71     119.42     256.12
     optional BP rider
     optional BPP rider
Fidelity VIP Mid Cap Portfolio (Service Class)
     contract with no additional riders       104.15     154.34     197.15     271.61      24.15      74.34     127.15     271.61
     optional BP rider
     optional BPP rider



--------------------------------------------------------------------------------
19 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ... (continued)

                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Fidelity VIP Overseas Portfolio (Service Class)
     contract with no additional riders       105.69     158.95     204.83     286.87      25.69      78.95     134.83     286.87
     optional BP rider
     optional BPP rider
FTVIPT Franklin Real Estate Fund - Class 2
     contract with no additional riders       104.25     154.64     197.66     272.63      24.25      74.64     127.66     272.63
     optional BP rider
     optional BPP rider
FTVIPT Mutual Shares Securities Fund - Class 2
     contract with no additional riders       106.30     160.79     207.89     292.91      26.30      80.79     137.89     292.91
     optional BP rider
     optional BPP rider
FTVIPT Templeton International Smaller Companies Fund - Class 2
     contract with no additional riders       109.48     170.26     223.57     323.56      29.48      90.26     153.57     323.56
     optional BP rider
     optional BPP rider
Goldman Sachs VIT Capital Growth Fund
     contract with no additional riders       105.79     159.26     205.34     287.88      25.79      79.26     135.34     287.88
     optional BP rider
     optional BPP rider
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
     contract with no additional riders       104.76     156.18     200.23     277.74      24.76      76.18     130.23     277.74
     optional BP rider
     optional BPP rider
Goldman Sachs VIT Global Income Fund
     contract with no additional riders       107.33     163.85     212.97     302.90      27.33      83.85     142.97     302.90
     optional BP rider
     optional BPP rider
Goldman Sachs VIT International Equity Fund
     contract with no additional riders       109.38     169.96     223.07     322.58      29.38      89.96     153.07     322.58
     optional BP rider
     optional BPP rider
Goldman Sachs VIT Internet Tollkeeper Fund(SM)
     contract with no additional riders       108.35     166.91     218.03     312.79      28.35      86.91     148.03     312.79
     optional BP rider
     optional BPP rider
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
     contract with no additional riders       104.97     156.80     201.25     279.78      24.97      76.80     131.25     279.78
     optional BP rider
     optional BPP rider
Janus Aspen Series Global Technology Portfolio: Service Shares
     contract with no additional riders       105.17     157.41     202.28     281.81      25.17      77.41     132.28     281.81
     optional BP rider
     optional BPP rider


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Janus Aspen Series Growth Portfolio: Service Shares
     contract with no additional riders       104.97     156.80     201.25     279.78      24.97      76.80     131.25     279.78
     optional BP rider
     optional BPP rider
Janus Aspen Series International Growth Portfolio: Service Shares
     contract with no additional riders       105.38     158.03     203.30     283.84      25.38      78.03     133.30     283.84
     optional BP rider
     optional BPP rider
J.P. Morgan U.S. Disciplined Equity Portfolio
     contract with no additional riders       104.25     154.64     197.66     272.63      24.25      74.64     127.66     272.63
     optional BP rider
     optional BPP rider
Lazard Retirement Equity Portfolio
     contract with no additional riders       108.35     166.91     218.03     312.79      28.35      86.91     148.03     312.79
     optional BP rider
     optional BPP rider
Lazard Retirement International Equity Portfolio
     contract with no additional riders       108.35     166.91     218.03     312.79      28.35      86.91     148.03     312.79
     optional BP rider
     optional BPP rider
MFS(R) New Discovery Series - Initial Class
     contract with no additional riders       106.40     161.10     208.40     293.92      26.40      81.10     138.40     293.92
     optional BP rider
     optional BPP rider
MFS(R) Research Series - Initial Class
     contract with no additional riders       104.25     154.64     197.66     272.63      24.25      74.64     127.66     272.63
     optional BP rider
     optional BPP rider
MFS(R) Utilities Series - Initial Class
     contract with no additional riders       104.87     156.49     200.74     278.76      24.87      76.49     130.74     278.76
     optional BP rider
     optional BPP rider
Royce Micro-Cap Portfolio
     contract with no additional riders       109.38     169.96     223.07     322.58      29.38      89.96     153.07     322.58
     optional BP rider
     optional BPP rider
Royce Small-Cap Portfolio (previously Royce Premier Portfolio)
     contract with no additional riders       109.38     169.96     223.07     322.58      29.38      89.96     153.07     322.58
     optional BP rider
     optional BPP rider
Third Avenue Value Portfolio
     contract with no additional riders       108.86     168.44     220.55     317.70      28.86      88.44     150.55     317.70
     optional BP rider
     optional BPP rider



--------------------------------------------------------------------------------
21 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A and assuming a 5% annual return and ... (continued)
                                                                                                no withdrawal or selection
                                                      full withdrawal at the                 of an annuity payout plan at the
                                                      end of each time period                     end of each time period
                                              1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
Wanger International Small Cap
     contract with no additional riders       109.99     171.79     226.08     328.41      29.99      91.79     156.08     328.41
     optional BP rider
     optional BPP rider
Wanger U.S. Small Cap
     contract with no additional riders       105.79     159.26     205.34     287.88      25.79      79.26     135.34     287.88
     optional BP rider
     optional BPP rider
Wells Fargo VT Equity Income Fund
     contract with no additional riders       105.79     159.26     205.34     287.88      25.79      79.26     135.34     287.88
     optional BP rider
     optional BPP rider

* In these examples, the $30 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount SBCA1(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                   738
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WBCA3(2) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                   789
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SBND1(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   688
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SBND2(3) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    64
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCAR1(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   785
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WCAR3(2) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                   479
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCMG1(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                11,511
Ratio of operating expense to average net assets                                                        1.60%
Simple yield(4)                                                                                         4.33%
Compound yield(4)                                                                                       4.42%
-------------------------------------------------------------------------------------------------------------
Subaccount SCMG2(3) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 2,613
Ratio of operating expense to average net assets                                                        1.50%
Simple yield(4)                                                                                         4.45%
Compound yield(4)                                                                                       4.55%
-------------------------------------------------------------------------------------------------------------
Subaccount SDEI1(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    52
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
23 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount WDEI3(2) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    66
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SEXI1(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                   390
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WEXI3(2) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                   310
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SFDI1(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    24
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WFDI3(2) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   272
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SGRO1(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                   554
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SGRO2(3) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.74
Number of accumulation units outstanding at end of period (000 omitted)                                   211
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SMGD1(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                   613
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SMGD2(3) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                    51
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SNDM1(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 2,468
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WNDM3(2) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                 2,130
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount SSCA1(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   147
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WSCA3(2) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                   173
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                 8,641
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WCAP3(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                 5,686
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCDV1(1) (Investing in shares of AIM V.I. Capital Development Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                 3,627
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SCDV2(3) (Investing in shares of AIM V.I. Capital Development Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                   850
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SVAL1(1) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                10,738
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WVAL3(2) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                 6,187
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SPGR1(1) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                 9,298
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SPGR2(3) (Investing in shares of Alliance VP Premier Growth Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 1,899
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount STEC1(1) (Investing in shares of Alliance VP Technology Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.70
Number of accumulation units outstanding at end of period (000 omitted)                                 9,543
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
25 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount STEC2(3) (Investing in shares of Alliance VP Technology Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.65
Number of accumulation units outstanding at end of period (000 omitted)                                 2,882
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SUGH1(1) (Investing in shares of Alliance VP U.S. Government/High Grade
Securities Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   319
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SUGH2(3) (Investing in shares of Alliance VP U.S. Government/High
Grade Securities Portfolio (Class B))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   405
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCAS1(1) (Investing in shares of Baron Capital Asset Fund - Insurance Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   668
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SCAS2(3) (Investing in shares of Baron Capital Asset Fund - Insurance Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    44
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SEGR1(1) (Investing in shares of Credit Suisse Warburg Pincus Trust -
Emerging Growth Portfolio(5))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                 1,637
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SEGR2(3) (Investing in shares of Credit Suisse Warburg Pincus Trust -
Emerging Growth Portfolio(5))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                   103
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------

Subaccount SGRI1(1) (Investing in shares of Fidelity VIP Growth & Income
Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 2,250
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SGRI2(3) (Investing in shares of Fidelity VIP Growth & Income
Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   637
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SMDC1(1) (Investing in shares of Fidelity VIP Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                10,072
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SMDC2(3) (Investing in shares of Fidelity VIP Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 3,650
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS


Year ended Dec. 31,                                                                             2000
-------------------------------------------------------------------------------------------------------------
Subaccount SOVS1(1) (Investing in shares of Fidelity VIP Overseas Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 1,064
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SOVS2(3) (Investing in shares of Fidelity VIP Overseas Portfolio (Service Class))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   506
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SRES1(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                   269
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WRES3(2) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                    92
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                    79
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WMSS3(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    39
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SISC1(1) (Investing in shares of FTVIPT Templeton International
Smaller Companies Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   199
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SISC2(3) (Investing in shares of FTVIPT Templeton International
Smaller Companies Fund - Class 2)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                    33
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SCGR1(1) (Investing in shares of Goldman Sachs VIT Capital Growth Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 1,157
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SCGR2(3) (Investing in shares of Goldman Sachs VIT Capital Growth Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                    89
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SUSE1(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                 1,910
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount WUSE3(2) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                   587
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SGLI1(1) (Investing in shares of Goldman Sachs VIT Global Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   260
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WGLI3(2) (Investing in shares of Goldman Sachs VIT Global Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    58
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SIEQ1(1) (Investing in shares of Goldman Sachs VIT International Equity Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   621
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SIEQ2(3) (Investing in shares of Goldman Sachs VIT International Equity Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    77
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SITO1(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.67
Number of accumulation units outstanding at end of period (000 omitted)                                 2,260
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SITO2(3) (Investing in shares of Goldman Sachs VIT Internet Tollkeeper Fund(SM)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.67
Number of accumulation units outstanding at end of period (000 omitted)                                   420
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SAGP1(1) (Investing in shares of Janus Aspen Series Aggressive
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.58
Number of accumulation units outstanding at end of period (000 omitted)                                 8,739
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SAGP2(3) (Investing in shares of Janus Aspen Series Aggressive
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.70
Number of accumulation units outstanding at end of period (000 omitted)                                 1,050
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SGLT1(3) (Investing in shares of Janus Aspen Series Global
Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.68
Number of accumulation units outstanding at end of period (000 omitted)                                 3,873
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SGLT2(3) (Investing in shares of Janus Aspen Series Global
Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.68
Number of accumulation units outstanding at end of period (000 omitted)                                   769
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount SGRP1(1) (Investing in shares of Janus Aspen Series Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                12,345
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SGRP2(3) (Investing in shares of Janus Aspen Series Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.82
Number of accumulation units outstanding at end of period (000 omitted)                                 4,333
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SINT1(1) (Investing in shares of Janus Aspen Series International
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                 7,309
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SINT2(3) (Investing in shares of Janus Aspen Series International
Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 1,077
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SUDE1(1) (Investing in shares of J.P. Morgan U.S. Disciplined Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                   696
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SUDE2(3) (Investing in shares of J.P. Morgan U.S. Disciplined Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                   225
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SREQ1(1) (Investing in shares of Lazard Retirement Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    70
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SREQ2(3) (Investing in shares of Lazard Retirement Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                    18
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SRIE1(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                   101
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SRIE2(3) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    11
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SNDS1(1) (Investing in shares of MFS(R) New Discovery Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                 5,110
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
29 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount SNDS2(3) (Investing in shares of MFS(R) New Discovery Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 1,292
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SRSS1(1) (Investing in shares of MFS(R) Research Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 2,978
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SRSS2(3) (Investing in shares of MFS(R) Research Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 1,014
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SUTS1(1) (Investing in shares of MFS(R) Utilities Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                 3,551
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WUTS3(2) (Investing in shares of MFS(R) Utilities Series - Initial Class)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 1,785
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SMCC1(1) (Investing in shares of Royce Micro-Cap Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   491
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SMCC2(3) (Investing in shares of Royce Micro-Cap Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   173
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SPRM1(1) (Investing in shares of Royce Small-Cap Portfolio(6))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   640
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SPRM2(3) (Investing in shares of Royce Small-Cap Portfolio(6))
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   284
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SVLU1(1) (Investing in shares of Third Avenue Value Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                   785
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SVLU2(3) (Investing in shares of Third Avenue Value Portfolio)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   486
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                                                     2000
-------------------------------------------------------------------------------------------------------------
Subaccount SISM1(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.54
Number of accumulation units outstanding at end of period (000 omitted)                                 1,867
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SISM2(3) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.71
Number of accumulation units outstanding at end of period (000 omitted)                                   434
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SUSC1(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   527
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount SUSC2(3) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    31
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------
Subaccount SEQI1(1) (Investing in shares of Wells Fargo VT Equity Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    47
Ratio of operating expense to average net assets                                                        1.60%
-------------------------------------------------------------------------------------------------------------
Subaccount WEQI3(2) (Investing in shares of Wells Fargo VT Equity Income Fund)
Accumulation unit value at beginning of period                                                          $1.00
Accumulation unit value at end of period                                                                $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   437
Ratio of operating expense to average net assets                                                        1.50%
-------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Feb. 11, 2000.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.
(4) Net of annual contract administrative charge and mortality and expense risk fee.
(5) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(6) Previously named Royce Premier Portfolio.

Financial Statements
You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

--------------------------------------------------------------------------------
31 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Performance Information
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or PCR credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o  contract administrative charge,
o  variable account administrative charge,
o  the Guaranteed Minimum Income Benefit Rider fee,

o  the Benefit Protector(SM) Plus Death Benefit Rider fee;

o  applicable mortality and expense risk fee, and
o withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the 8% Performance Credit Rider fee and/or the Benefit Protector(SM) Death Benefit Rider fee.


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
32 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds
You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds
--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SBCA1 WBCA3     AXP(R) Variable    Objective:           IDS Life,
                Portfolio - Blue   long-term total      investment manager;
                Chip Advantage     return exceeding     American Express
                Fund               that of the U.S.     Financial
                                   stock market.        Corporation (AEFC),
                                   Invests primarily    investment advisor.
                                   in common stocks
                                   of companies
                                   included in the
                                   unmanaged S&P 500
                                   Index.
--------------- ------------------ -------------------- ---------------------
SBND1 SBND2     AXP(R) Variable    Objective: high      IDS Life,
                Portfolio - Bond   level of current     investment manager;
                Fund               income while         AEFC, investment
                                   conserving the       advisor.
                                   value of the
                                   investment and
                                   continuing a high
                                   level of income
                                   for the longest
                                   time period.
                                   Invests primarily
                                   in bonds and other
                                   debt obligations.
--------------- ------------------ -------------------- ---------------------
SCAR1 WCAR3     AXP(R) Variable    Objective: capital   IDS Life,
                Portfolio -        appreciation.        investment manager;
                Capital Resource   Invests primarily    AEFC, investment
                Fund               in U.S. common       advisor.
                                   stocks and other
                                   securities
                                   convertible into
                                   common stocks.
--------------- ------------------ -------------------- ---------------------
SCMG1 SCMG2     AXP(R) Variable    Objective: maximum   IDS Life,
                Portfolio - Cash   current income       investment manager;
                Management Fund    consistent with      AEFC, investment
                                   liquidity and        advisor.
                                   stability of
                                   principal. Invests
                                   in money market
                                   securities.
--------------- ------------------ -------------------- ---------------------
SDEI1 WDEI3     AXP(R) Variable    Objective: a high    IDS Life,
                Portfolio -        level of current     investment manager;
                Diversified        income and, as a     AEFC, investment
                Equity Income      secondary goal,      advisor.
                Fund               steady growth of
                                   capital. Invests
                                   primarily in
                                   dividend-paying
                                   common and
                                   preferred stocks.
--------------- ------------------ -------------------- ---------------------
SEXI1 WEXI3     AXP(R) Variable    Objective: high      IDS Life,
                Portfolio -        current income,      investment manager;
                Extra Income Fund  with capital         AEFC, investment
                                   growth as a          advisor.
                                   secondary
                                   objective. Invests
                                   primarily in
                                   high-yielding,
                                   high-risk "junk"
                                   corporate bonds
                                   issued by U.S. and
                                   foreign companies
                                   and governments.
--------------- ------------------ -------------------- ---------------------
SFDI1 WFDI3     AXP(R) Variable    Objective: a high    IDS Life,
                Portfolio -        level of current     investment manager;
                Federal Income     income and safety    AEFC, investment
                Fund               of principal         advisor.
                                   consistent with an
                                   investment in U.S.
                                   government and
                                   government agency
                                   securities.
                                   Invests primarily
                                   in debt
                                   obligations issued
                                   or guaranteed as
                                   to principal and
                                   interest by the
                                   U.S. government,
                                   its agencies or
                                   instrumentalities.
--------------- ------------------ -------------------- ---------------------
SGRO1 SGRO2     AXP(R) Variable    Objective:           IDS Life,
                Portfolio -        long-term capital    investment manager;
                Growth Fund        growth. Invests      AEFC, investment
                                   primarily in         advisor.
                                   common stocks and
                                   securities
                                   convertible into
                                   common stocks that
                                   appear to offer
                                   growth
                                   opportunities.
--------------- ------------------ -------------------- ---------------------
SMGD1 SMGD2     AXP(R) Variable    Objective: maximum   IDS Life,
                Portfolio -        total investment     investment manager;
                Managed Fund       return through a     AEFC, investment
                                   combination of       advisor.
                                   capital growth and
                                   current income.
                                   Invests primarily
                                   in a combination
                                   of common and
                                   preferred stocks,
                                   convertible
                                   securities, bonds
                                   and other debt
                                   securities.
--------------- ------------------ -------------------- ---------------------
--------------------------------------------------------------------------------
33 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS
--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SNDM1 WNDM3     AXP(R) Variable    Objective:           IDS Life,
                Portfolio - New    long-term growth     investment manager;
                Dimensions         of capital.          AEFC, investment
                Fund(R)            Invests primarily    advisor.
                                   in common stocks
                                   of U.S. and
                                   foreign companies
                                   showing potential
                                   for significant
                                   growth.
--------------- ------------------ -------------------- ---------------------
SSCA1 WSCA3     AXP(R) Variable    Objective:           IDS Life,
                Portfolio -        long-term capital    investment manager;
                Small Cap          growth. Invests      AEFC, investment
                Advantage Fund     primarily in         advisor; Kenwood
                                   equity stocks of     Capital Management
                                   small companies      LLC, sub-investment
                                   that are often       advisor.
                                   included in the
                                   S&P SmallCap 600
                                   Index or the
                                   Russell 2000 Index.
--------------- ------------------ -------------------- ---------------------
SCAP1 WCAP3     AIM V.I. Capital   Objective: growth    A I M Advisors, Inc.
                Appreciation Fund  of capital. Invests
                                   mainly in common
                                   stocks of companies
                                   likely to benefit
                                   from new or
                                   innovative
                                   products, services
                                   or processes as well
                                   as those with
                                   above-average growth
                                   and excellent
                                   prospects for future
                                   growth.
--------------- ------------------ -------------------- ---------------------
SCDV1 SCDV2     AIM V.I. Capital   Objective: long      A I M Advisors, Inc.
                Development Fund   term growth of
                                   capital. Invests
                                   primarily in
                                   securities
                                   (including common
                                   stocks,
                                   convertible
                                   securities and
                                   bonds) of small-
                                   and medium-sized
                                   companies.
--------------- ------------------ -------------------- ---------------------
SVAL1 WVAL3     AIM V.I. Value     Objective:           A I M Advisors, Inc.
                Fund               long-term growth
                                   of capital with
                                   income as a
                                   secondary objective.
                                   Invests primarily in
                                   equity securities
                                   judged to be
                                   undervalued relative
                                   to the investment
                                   advisor's appraisal
                                   of the current or
                                   projected earnings
                                   of the companies
                                   issuing the
                                   securities, or
                                   relative to current
                                   market values of
                                   assets owned by the
                                   companies issuing
                                   the securities, or
                                   relative to the
                                   equity market
                                   generally.
--------------- ------------------ -------------------- ---------------------
SPGR1 SPGR2     Alliance VP        Objective: growth    Alliance Capital
                Premier Growth     of capital by        Management, L.P.
                Portfolio          pursuing
                (Class B)          aggressive
                                   investment
                                   policies. Invests
                                   primarily in
                                   equity securities
                                   of a limited
                                   number of large,
                                   carefully
                                   selected,
                                   high-quality U.S.
                                   companies that are
                                   judged likely to
                                   achieve superior
                                   earnings growth.
--------------- ------------------ -------------------- ---------------------
STEC1 STEC2     Alliance VP        Objective: growth    Alliance Capital
                Technology         of capital.          Management, L.P.
                Portfolio          Current income is
                (Class B)          only an incidental
                                   consideration.
                                   Invests primarily
                                   in securities of
                                   companies expected
                                   to benefit from
                                   technological
                                   advances and
                                   improvements.
--------------- ------------------ -------------------- ---------------------
--------------- ------------------ -------------------- ---------------------
SUGH1 SUGH2     Alliance VP U.S.   Objective: high      Alliance Capital
                Government/ High   level of current     Management, L.P.
                Grade Securities   income consistent
                Portfolio (Class   with preservation
                B)                 of capital.
                                   Invests primarily
                                   in (1) U.S.
                                   Government
                                   securities and (2)
                                   other high-grade
                                   debt securities
                                   or, if unrated, of
                                   equivalent quality.
--------------- ------------------ -------------------- ---------------------
--------------- ------------------ -------------------- ---------------------
SCAS1 SCAS2     Baron Capital      Objective: capital   BAMCO, Inc.
                Asset Fund -       appreciation.
                Insurance Shares   Invests primarily
                                   in securities of
                                   small and medium
                                   sized companies with
                                   undervalued assets
                                   or favorable growth
                                   prospects.
--------------- ------------------ -------------------- ---------------------
--------------------------------------------------------------------------------
34 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SEGR1 SEGR2     Credit Suisse      Objective: maximum   Credit Suisse Asset
                Warburg Pincus     capital              Management, LLC
                Trust - Emerging   appreciation.
                Growth Portfolio   Invests in U.S.
                (previously        equity securities
                Warburg Pincus     emerging-growth
                Trust - Emerging   companies with
                Growth Portfolio)  growth
                                   characteristics
                                   such as positive
                                   earnings and
                                   potential for
                                   accelerated growth.
--------------- ------------------ -------------------- ---------------------

SGRI1 SGRI2     Fidelity VIP       Objective: high      Fidelity Management
                Growth & Income    total return         & Research Company
                Portfolio          through a            (FMR), investment
                (Service Class)    combination of       manager; FMR U.K.
                                   current income and   and FMR Far East,
                                   capital              sub-investment
                                   appreciation.        advisors.
                                   Invests primarily
                                   in common stocks
                                   with a focus on
                                   those that pay
                                   current dividends
                                   and show potential
                                   for capital
                                   appreciation.
--------------- ------------------ -------------------- ---------------------
SMDC1 SMDC2     Fidelity VIP Mid   Objective:           FMR, investment
                Cap Portfolio      long-term growth     manager; FMR U.K.
                (Service Class)    of capital.          and FMR Far East,
                                   Invests primarily    sub-investment
                                   in medium market     advisors.
                                   capitalization
                                   common stocks.

--------------- ------------------ -------------------- ---------------------
SOVS1 SOVS2     Fidelity VIP       Objective:           FMR, investment
                Overseas           long-term growth     manager; FMR U.K.,
                Portfolio          of capital.          FMR Far East,
                (Service Class)    Invests primarily    Fidelity
                                   in common stocks     International
                                   of foreign           Investment Advisors
                                   securities.          (FIIA) and FIIA
                                                        U.K.,
                                                        sub-investment
                                                        advisors.
--------------- ------------------ -------------------- ---------------------
SRES1 WRES3     FTVIPT Franklin    Objective: capital   Franklin Advisers,
                Real Estate Fund   appreciation with    Inc.
                - Class 2          a secondary goal
                                   to earn current
                                   income. Invests
                                   primarily in
                                   securities of
                                   companies operating
                                   in the real estate
                                   industry, primarily
                                   equity real estate
                                   investment trusts
                                   (REITS).
--------------- ------------------ -------------------- ---------------------
SMSS1 WMSS3     FTVIPT Mutual      Objective: capital   Franklin Mutual
                Shares             appreciation with    Advisers, LLC
                Securities Fund    income as a
                - Class 2          secondary goal.
                                   Invests primarily in
                                   equity securities of
                                   companies that the
                                   manager believes are
                                   available at market
                                   prices less than
                                   their value based on
                                   certain recognized
                                   or objective
                                   criteria (intrinsic
                                   value).
--------------- ------------------ -------------------- ---------------------
SISC1 SISC2     FTVIPT Templeton   Objective:           Templeton
                International      long-term capital    Investment Counsel,
                Smaller            appreciation.        LLC
                Companies Fund -   Invests primarily
                Class 2            in equity
                                   securities of
                                   smaller companies
                                   located outside
                                   the U.S.,
                                   including those in
                                   emerging markets.
--------------- ------------------ -------------------- ---------------------
SCGR1 SCGR2     Goldman Sachs      Objective: seeks     Goldman Sachs Asset
                VIT Capital        long-term growth     Management
                Growth Fund        of capital by
                                   investing in a
                                   diversified
                                   portfolio of
                                   equity securities
                                   that are
                                   considered by the
                                   investment adviser
                                   to have long-term
                                   capital
                                   appreciation
                                   potential.
--------------- ------------------ -------------------- ---------------------
SUSE1 WUSE3     Goldman Sachs      Objective: seeks     Goldman Sachs Asset
                VIT CORE(SM) U.S.  long-term growth     Management
                Equity Fund        of capital and
                                   dividend income.
                                   Invests primarily
                                   in a broadly
                                   diversified
                                   portfolio of
                                   large-cap and blue
                                   chip equity
                                   securities
                                   representing all
                                   major sectors of
                                   the U.S. economy.
--------------- ------------------ -------------------- ---------------------

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35 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SGLI1 WGLI3     Goldman Sachs      Objective: seeks     Goldman Sachs Asset
                VIT Global         high total return,   Management
                Income Fund        emphasizing          International
                                   current income, and,
                                   to a lesser extent,
                                   providing
                                   opportunities for
                                   capital appreciation.
                                   Invests primarily in
                                   a portfolio of high
                                   quality fixed-income
                                   securities of U.S.
                                   and foreign issuers
                                   and enters into
                                   transactions in
                                   foreign currencies.
--------------- ------------------ -------------------- ---------------------
SIEQ1 SIEQ2     Goldman Sachs      Objective: seeks     Goldman Sachs Asset
                VIT                long-term capital    Management
                International      appreciation.        International
                Equity Fund        Invests primarily
                                   in equity
                                   securities of
                                   companies that are
                                   organized outside
                                   the U.S., or whose
                                   securities are
                                   principally traded
                                   outside the U.S.
--------------- ------------------ -------------------- ---------------------
SITO1 SITO2     Goldman Sachs      Objective: seeks     Goldman Sachs Asset
                VIT Internet       long-term growth     Management
                Tollkeeper         of capital.
                Fund(SM)           Invests primarily in
                                   equity securities of
                                   companies the
                                   investment adviser
                                   believes will
                                   benefit from the
                                   growth of the
                                   Internet by
                                   providing access,
                                   infrastructure,
                                   content and services
                                   to Internet
                                   companies and
                                   customers.
--------------- ------------------ -------------------- ---------------------
SAGP1 SAGP2     Janus Aspen        Objective:           Janus Capital
                Series             long-term growth
                Aggressive         of capital.
                Growth             Non-diversified
                Portfolio:         mutual fund that
                Service Shares     primarily invests
                                   in common stocks
                                   selected for their
                                   growth potential
                                   and normally
                                   invests at least
                                   50% of its equity
                                   assets in
                                   medium-sized
                                   companies.
--------------- ------------------ -------------------- ---------------------
SGLT1 SGLT2     Janus Aspen        Objective:           Janus Capital
                Series Global      long-term growth
                Technology         of capital.
                Portfolio:         Non-diversified
                Service Shares     mutual fund that
                                   primarily invests in
                                   equity securities of
                                   U.S. and foreign
                                   companies selected
                                   for their growth
                                   potential. Normally
                                   invests at least
                                   65% of assets in
                                   securities of
                                   companies that the
                                   manager believes
                                   will benefit
                                   significantly from
                                   advancements or
                                   improvements in
                                   technology.
--------------- ------------------ -------------------- ---------------------
SGRP1 SGRP2     Janus Aspen        Objective:           Janus Capital
                Series Growth      long-term growth
                Portfolio:         of capital in a
                Service Shares     manner consistent
                                   with the
                                   preservation of
                                   capital. Invests
                                   primarily in
                                   common stocks
                                   selected for their
                                   growth potential.
--------------- ------------------ -------------------- ---------------------
SINT1 SINT2     Janus Aspen        Objective:           Janus Capital
                Series             long-term growth
                International      of capital.
                Growth             Invests at least
                Portfolio:         65% of its total
                Service Shares     assets in
                                   securities of
                                   issuers from at
                                   least five
                                   different
                                   countries,
                                   excluding the U.S.
                                   It may at times
                                   invest all of its
                                   assets in fewer
                                   than five
                                   countries or even
                                   a single country.
--------------- ------------------ -------------------- ---------------------
SUDE1 SUDE2     J.P. Morgan U.S.   Objective: seeks     J.P. Morgan
                Disciplined        to provide a high
                Equity Portfolio   total return from
                                   a portfolio of
                                   selected equity
                                   securities. The
                                   portfolio invests
                                   primarily in large
                                   and medium
                                   capitalization
                                   U.S. companies.
                                   The portfolio is
                                   designed for
                                   investors who want
                                   an actively
                                   managed portfolio
                                   of selected equity
                                   securities that
                                   seeks to
                                   outperform the S&P
                                   500 Index.
--------------- ------------------ -------------------- ---------------------
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36 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS
--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SREQ1 SREQ2     Lazard             Objective:           Lazard Asset
                Retirement         long-term capital    Management
                Equity Portfolio   appreciation.
                                   Invests primarily in
                                   equity securities,
                                   principally common
                                   stocks, of
                                   relatively large
                                   U.S. companies with
                                   market
                                   capitalizations in
                                   the range of the S&P
                                   500(R) Index that
                                   the Investment
                                   Manager believes are
                                   undervalued based on
                                   their earnings, cash
                                   flow or asset values.
--------------- ------------------ -------------------- ---------------------
SRIE1 SRIE2     Lazard             Objective:           Lazard Asset
                Retirement         long-term capital    Management
                International      appreciation.
                Equity Portfolio   Invests primarily
                                   in equity
                                   securities,
                                   principally common
                                   stocks, of
                                   relatively large
                                   non-U.S. companies
                                   with market
                                   capitalizations in
                                   the range of the
                                   Morgan Stanley
                                   Capital
                                   International (MSCI)
                                   Europe, Australia
                                   and Far East
                                   (EAFE(R)) Index that
                                   the Investment
                                   Manager believes
                                   are undervalued
                                   based on their
                                   earnings, cash flow
                                   or asset values.
--------------- ------------------ -------------------- ---------------------
SNDS1 SNDS2     MFS(R) New         Objective: capital   MFS Investment
                Discovery Series   appreciation.        Management(R)
                - Initial Class    Invests primarily
                                   in equity
                                   securities of
                                   emerging growth
                                   companies.
--------------- ------------------ -------------------- ---------------------
SRSS1 SRSS2     MFS(R) Research    Objective:           MFS Investment
                Series - Initial   long-term growth     Management(R)
                Class              of capital and
                                   future income.
                                   Invests primarily in
                                   common stocks and
                                   related securities
                                   that have favorable
                                   prospects for
                                   long-term growth,
                                   attractive
                                   valuations based on
                                   current and expected
                                   earnings or cash
                                   flow, dominant or
                                   growing market
                                   share, and superior
                                   management.
--------------- ------------------ -------------------- ---------------------
SUTS1 WUTS3     MFS(R) Utilities   Objective: capital   MFS Investment
                Series - Initial   growth and current   Management(R)
                Class              income. Invests
                                   primarily in
                                   equity and debt
                                   securities of
                                   domestic and
                                   foreign companies
                                   in the utilities
                                   industry.
--------------- ------------------ -------------------- ---------------------
SMCC1 SMCC2     Royce Micro-Cap    Objective:           Royce & Associates,
                Portfolio          long-term growth     Inc.
                                   of capital. Invests
                                   primarily in a
                                   broadly diversified
                                   portfolio of equity
                                   securities issued by
                                   micro-cap companies
                                   (companies with
                                   stock market
                                   capitalizations
                                   below $300 million).
--------------- ------------------ -------------------- ---------------------
SPRM1 SPRM2     Royce Small-Cap    Objective:           Royce & Associates,
                Portfolio          long-term growth     Inc.
                (previously        of capital with
                Royce Premium      current income as
                Portfolio)         a secondary
                                   objective. Invests
                                   primarily in a
                                   limited number of
                                   equity securities
                                   issued by small
                                   companies with
                                   stock market
                                   capitalization
                                   between $300 million
                                   and $1.5 billion.
--------------- ------------------ -------------------- ---------------------
SVLU1 SVLU2     Third Avenue       Objective:           EQSF Advisers, Inc.
                Value Portfolio    long-term capital
                                   appreciation.
                                   Invests primarily in
                                   common stocks of
                                   well financed, well
                                   managed companies at
                                   a substantial
                                   discount to what the
                                   Adviser believes is
                                   their true value.
--------------- ------------------ -------------------- ---------------------
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37 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS
--------------- ------------------ -------------------- ---------------------
Subaccount      Investing In       Investment           Investment Advisor
                                   Objectives and       or Manager
                                    Policies
--------------- ------------------ -------------------- ---------------------
SISM1 SISM2     Wanger             Objective:           Liberty Wanger
                International      long-term growth     Asset Management,
                Small Cap          of capital.          L.P.
                                   Invests primarily
                                   in stocks of
                                   small- and
                                   medium-size
                                   non-U.S. companies
                                   with
                                   capitalizations of
                                   less than $2
                                   billion.
--------------- ------------------ -------------------- ---------------------
SUSC1 SUSC2     Wanger U.S.        Objective:           Liberty Wanger
                Small Cap          long-term growth     Asset Management,
                                   of capital.          L.P.
                                   Invests primarily
                                   in stocks of
                                   small- and
                                   medium-size U.S.
                                   companies with
                                   capitalizations of
                                   less than $2
                                   billion.
--------------- ------------------ -------------------- ---------------------
SEQI1 WEQI3     Wells Fargo VT     Objective:           Wells Fargo Funds
                Equity Income      long-term capital    Management, LLC,
                Fund               appreciation and     advisor; Wells
                                   above-average        Capital Management
                                   dividend income.     Incorporated,
                                   Invests primarily    sub-advisor.
                                   in common stocks
                                   of large,
                                   high-quality
                                   domestic companies
                                   with above-average
                                   return potential
                                   and above-average
                                   dividend income.
--------------- ------------------ -------------------- ---------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

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38 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The Fixed Accounts
GUARANTEE PERIOD ACCOUNTS (GPAS)
You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time.

We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o  Securities   issued   by  the   U.S.   government   or  its   agencies   or
   instrumentalities, which issues may or may not be guaranteed by the U.S. government;
o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

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39 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                 If your GPA rate is:                The MVA is:
         Less than the new GPA rate + 0.10%          Negative
         Equal to the new GPA rate + 0.10%           Zero
         Greater than the new GPA rate + 0.10%       Positive

General Examples
Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

      Early withdrawal amount x [( 1 + i )(to the power of n/12) - 1] = MVA
                                  ------
                               1 + j + .001

   Where  i =  rate earned in the GPA from which  amounts are being  transferred or withdrawn.
          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
          n = number of months remaining in the current Guarantee Period (rounded up).

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40 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Examples
Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

            $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                        ------
                   1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

            $1,000 x [( 1.045 )(to the power of 84/12) - 1] = $27.21
                        ------
                    1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 8%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT
You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

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41 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Buying Your Contract
Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(1);
o  how you want to make purchase payments;
o one of three death benefit options if you and the annuitant are 79 or younger(2):
   -- Option A -- Value option return of purchase payment death benefit, -- Option B -- Maximum anniversary value death benefit, or -- Option C -- 5% Accumulation death benefit rider(3);
o  the optional Guaranteed Minimum Income Benefit Rider(4);
o  the optional 8% Performance Credit Rider(4);
o  the optional Benefit Protector(SM) Death Benefit Rider(5);
o  the optional Benefit Protector(SM) Plus Death Benefit Rider(5); and
o  a beneficiary.

(1)  Some states restrict the amount you can allocate to the fixed accounts.
(2) If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply.
(3)  May not be available in all states.
(4) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.
(5) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $25,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o  no earlier than the 30th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

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42 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum initial purchase payment:
   $25,000

Minimum additional purchase payments:
   $50 for SIPs.
   $100 for any other type of payment.

Maximum total allowable purchase payments* (without prior approval):
   $1,000,000 for issue ages up to 85.
   $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS
1 By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS
You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

         If total net payments* made during       Then the purchase payment
          the life of the contract equals...     credit percentage equals...
         $25,000 to less than $100,000                       3%
         $100,000 to less than $1 million                    4
         $1 million and over                                 5

* Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

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43 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. For contracts less than $100,000, this may also occur if you make a full withdrawal in the fifth to ninth contract years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

Charges
CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed accounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.45% of their average daily net assets on an annual basis. This fee includes coverage in the contract under either death benefit Option B or Option C. The fee would be 1.35% if you choose death benefit Option A. We cannot increase this fee. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

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44 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.35% x (CV + ST - FAV)

     CV   = contract value on the contract anniversary.
     ST   = transfers from the subaccounts to the fixed accounts made six months before the contract anniversary.
     FAV  = the value of your fixed accounts.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the fixed accounts.

Example:

o You purchase the contract with a payment of $50,000 on Jan. 1, 2001 and we add a $1,500 purchase payment credit to your contract. You allocate all of your payment and purchase payment credit to the subaccounts.
o On Sept. 1, 2001 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
o On Jan. 1, 2002 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.
o  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
   Contract value on the contract anniversary:                   $73,250.00

   plus transfers from the subaccounts to the fixed accounts
     in the six months before the contract anniversary:          +15,000.00

   minus the value of the fixed accounts on the
     contract anniversary:                                       -15,250.00
                                                                  ---------
                                                                 $73,000.00
The GMIB fee charged to you: 0.35% x $73,000 =                     $ 255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants age 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE
We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE
We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

** You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.


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45 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within nine years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed accounts.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

         Years from purchase                          Withdrawal charge
           payment receipt                               percentage
                1                                            8%
                2                                            8
                3                                            8
                4                                            8
                5                                            7
                6                                            6
                7                                            6
                8                                            4
                9                                            2
                Thereafter                                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

          Amount requested          or      $1,000
         ------------------                 ------   = $1,075.26
      1.00 - withdrawal charge               .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.36% if the assumed investment rate is 3.5% and 6.86% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

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46 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Withdrawal charge calculation example:

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is Nov. 1, 2001 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and
o  We received these payments
   -- $10,000 Nov. 1, 2001;
   -- $8,000 Dec. 31, 2007;
   -- $6,000 Feb. 20, 2009; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and made no other withdrawals during that contract year; and
o  The prior anniversary Nov. 1, 2010 contract value was $38,488.

Withdrawal Charge     Explanation
    $    0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0            $10,252.20 is contract earnings in excess of the 10% free
                      withdrawal amount withdrawn without withdrawal charge; and
         0            $10,000 Nov. 1, 2001 payment was received more than nine
                      years before withdrawal and is withdrawn without
                      withdrawal charge; and
       640            $8,000 Dec. 31, 2007 payment is in its fourth year from
                      receipt, withdrawn with an 8% withdrawal charge; and
       480            $6,000 Feb. 20, 2009 payment is in its third year from
    ------            receipt withdrawn with an 8% withdrawal charge.
    $1,120

Waiver of withdrawal charges
We do not assess withdrawal charges for:

o  withdrawals of any contract earnings;
o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o  contracts settled using an annuity payout plan;
o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
o  amounts we refund to you during the free look period*; and
o  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.

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47 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Valuing Your Investment
We value your fixed accounts and subaccounts as follows:

FIXED ACCOUNTS
We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
o  plus any purchase payment credits allocated to the fixed accounts;
o  plus interest credited;
o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
o  minus any prorated contract administrative charge;

o minus any prorated portion of the Guaranteed Minimum Income Benefit Rider fee (if applicable);
o minus any prorated portion of the 8% Performance Credit Rider fee (if applicable);
o minus any prorated portion of the Benefit Protector(SM) Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Benefit Protector(SM) Plus Death Benefit Rider fee (if applicable).


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or the 8% Performance Credit Rider fee, or the Guaranteed Minimum Income Benefit Rider fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  any purchase payment credits allocated to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial withdrawals;
o  withdrawal charges;
o  prorated portions of the contract administrative charge;

o prorated portions of the Guaranteed Minimum Income Benefit Rider fee (if applicable);
o  prorated portions of the 8% Performance Credit Rider fee (if applicable);
o prorated portions of the Benefit Protector(SM) Death Benefit Rider fee (if applicable); and/or
o prorated portions of the Benefit Protector(SM) Plus Death Benefit Rider fee (if applicable).


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48 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o mortality and expense risk fee and the variable account administrative charge.

Making the Most of Your Contract
AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account (without a MVA) to one or more subaccounts. The three to ten year Guarantee Period Accounts are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
By investing an equal number
of dollars each month...                                                Number
                                              Amount    Accumulation   of units
                                  Month      invested    unit value    purchased

                                  Jan         $100          $20           5.00
you automatically buy             Feb          100           18           5.56
more units when the               Mar          100           17           5.88
per unit market price is low...   Apr          100           15           6.67
                                  May          100           16           6.25
                                  Jun          100           18           5.56
and fewer units                   Jul          100           17           5.88
when the per unit                 Aug          100           19           5.26
market price is high.             Sept         100           21           4.76
                                  Oct          100           20           5.00

By investing an equal number of dollars each month ...you automatically buy more units when the per unit market price is low ...and fewer units when the per unit market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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49 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.
o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.
o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the one-year fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.

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50 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL
1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
o Automated withdrawals may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial withdrawals are in effect.
o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:    $100 monthly
                             $250 quarterly, semiannually or annually
3 By phone:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:    $500 or entire account balance

Maximum amount
Transfers:                   Contract value or entire account balance
Withdrawals:                 $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

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51 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Withdrawals
You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

o  payable to owner;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death
There are three death benefit options under this contract:

o  Option A -- Value option return of purchase payment death benefit;
o  Option B -- Maximum anniversary value death benefit; and
o  Option C -- 5% Accumulation death benefit rider.

If either you or the annuitant are age 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are age 79 or younger at contract issue, you can elect death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There is a 0.10% reduction of the mortality expense risk fee if you select death benefit Option A.

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

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52 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

OPTION A -- VALUE OPTION RETURN OF PURCHASE PAYMENT DEATH BENEFIT
Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant dies before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals.

Adjusted partial withdrawals for death benefit Option A or Option B = PW x DB
                                                                      -------
                                                                        CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = the contract value on the date of (but prior to) the partial withdrawal.

Example:

o You purchase the contract with a payment of $100,000 on January 1, 2001. We add a purchase payment credit of $4,000 to the contract.
o On January 1, 2002, you make an additional payment of $20,000. We add a purchase payment credit of $800.
o On March 1, 2002, the contract value is $110,000 and you take a $10,000 withdrawal.
o  On March, 1, 2003, the contract value is $105,000.

We calculate the Option A death benefit on March 1, 2003, as follows:

Contract Value at death:                                          $ 105,000
                                                                  =========
Purchase payments plus credits minus adjusted partial withdrawals:

   Total purchase payments:                                     $120,000.00
   plus purchase payment credits:                                  4,800.00
   minus adjusted partial withdrawals calculated as:
    10,000 x 124,800 =                                           -11,345.45
    ----------------                                              ---------
        110,000
   for a death benefit of:                                      $113,454.55
                                                                ===========

Option A death benefit, calculated as the greatest of
these two values:                                               $113,454.55

OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

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53 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Example:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2001. We add a purchase payment credit of $750 to your contract.
o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $29,000.
o On March 1, 2002 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $25,500.

We calculate death benefit Option B on March 1, 2002 as follows:

Contract value at death:                                         $25,500.00
                                                                 ==========

Purchase payments plus purchase payment credits minus adjusted partial withdrawals:

   Total purchase payments and purchase payment credits:         $25,750.00
   minus adjusted partial withdrawals, calculated as:
    $1,500 x $25,750 =                                            -1,430.56
    ----------------                                              ---------
        $27,000

   for a death benefit of:                                       $24,319.44
                                                                 ==========

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

   Greatest of your contract anniversary contract values:        $29,000.00

   plus purchase payments and purchase payment credits
   made since that anniversary:                                       +0.00

   minus adjusted partial withdrawals, calculated as:

    $1,500 x $29,000 =                                            -1,611.11
    ----------------                                               --------
        $27,000

   for a death benefit of:                                       $27,388.89
                                                                 ==========

The Option B death benefit, calculated as the greatest of
these three values, which is the MAV:                            $27,388.89

OPTION C -- 5% ACCUMULATION DEATH BENEFIT RIDER

Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to your contract. You may not select death benefit Option C if you add either the Benefit Protector or the Benefit Protector Plus riders to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.


Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the 5% rising floor.

5% rising floor: This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,
o  plus any subsequent amounts allocated to the subaccounts, and
o  minus adjusted transfers or partial withdrawals from the subaccounts.

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54 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

5% rising floor adjusted transfers or partial withdrawals = PWT x VAF
                                                            ---------
                                                                SV

   PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
   SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2001 and we add a purchase payment credit of $750 to your contract. You allocate $5,100 to the one-year fixed account and $20,650 to the subaccounts.
o On Jan. 1, 2002 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.
o On March 1, 2002, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit on March 1, 2002 is calculated as follows:

Contract value at death:                                         $22,800.00
                                                                 ==========
Purchase payments plus purchase payment credits
minus adjusted partial withdrawals:
   Total purchase payments and purchase payment credits:         $25,750.00
   minus adjusted partial withdrawals, calculated as:
     $1,500 x $25,750 =                                           -1,589.51
     ----------------                                              --------
        $24,300
   for a death benefit of:                                       $24,160.49
                                                                 ==========

The 5% rising floor:

   The variable account floor on Jan. 1, 2002, calculated as:

     1.05 x $20,650 =                                            $21,682.50
   plus amounts allocated to the subaccounts since
   that anniversary:                                                  +0.00

   minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:

     $1,500 x $21,682.50 =                                       -$1,711.78
     -------------------                                          ---------
           $19,000
   variable account floor benefit:                               $19,970.72
   plus the one-year fixed account value:                         +5,300.00
                                                                   --------

   5% rising floor (value of the fixed accounts plus the
     variable account floor):                                    $25,270.72
                                                                 ==========
Option C death benefit, calculated as the greatest of these
three values, which is the 5% rising floor:                      $25,270.72

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

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55 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Guaranteed Minimum Income Benefit Rider (see "Optional Benefits"), if selected, will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year following the year of your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select death benefit Option C or the Benefit Protector Plus rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the applicable death benefit,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o  You may terminate the rider within 30 days of the first rider anniversary.
o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

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56 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit Protector(SM) Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select death benefit Option C or the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                         Percentage if you and the annuitant are            Percentage if you or the annuitant are
Contract year           under age 70 on the rider effective date            70 or older on the rider effective date
One and Two                                0%                                                  0%
Three and Four                            10%                                               3.75%
Five or more                              20%                                                7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o  the applicable death benefit PLUS

                           If you and the annuitant are under                            If you or the annuitant are age 70
Contract year           age 70 on the rider effective date, add...                   or older on the rider effective date, add...
One               Zero                                                              Zero
Two               40% x earnings at death (see above)                               15% x earnings at death
Three and Four    40% x (earnings at death + 25% of initial                         15% x (earnings at death + 25% of initial
                         purchase payment*)                                                purchase payment*)
Five or more      40% x (earnings at death + 50% of initial                         15% x (earnings at death + 50% of initial
                         purchase payment*)                                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus:

o  You may terminate the rider within 30 days of the first rider anniversary.
o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


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57 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Example of the Benefit Protector and Benefit Protector Plus:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and you and the annuitant are under age 70. We add a $1,000 credit to your contract. You select death benefit Option B.
o On July 1, 2001 the contract value grows to $105,000. The death benefit under Option B on July 1, 2001 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on Jan. 1, 2002 equals:

   death benefit Option B (contract value):                             $110,000

   plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
     previously withdrawn):
     0.40 x ($110,000 - $100,000) =                                       +4,000
                                                                          ------
   Total death benefit of:                                              $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

   death benefit Option B (MAV):                                        $110,000

   plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                       +4,000

   plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
     issue and not previously withdrawn: 0.10 x $100,000 =               +10,000
                                                                         -------
   Total death benefit of:                                              $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

   death benefit Option B (MAV adjusted for partial withdrawals):        $57,619

   plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                         +1,048

   plus the Benefit Protector Plus which in the third contract year equals 10% of purchase payments made within 60 days of contract
     issue and not previously withdrawn: 0.10 x $55,000 =                 +5,500
                                                                          ------
   Total death benefit of:                                               $64,167

o On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

   death benefit Option B (contract value):                             $200,000

   plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                           +55,000

   plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 x $55,000 =       +11,000
                                                                         -------
   Total death benefit of:                                              $266,000


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58 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2010 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:

   death benefit Option B (contract value less any
     purchase payment credits added in the last 12 months):             $249,500

   plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                           +55,000

   plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 x $55,000 =       +11,000
                                                                        --------
   Total death benefit of:                                              $315,500

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

   death benefit Option B (contract value):                             $250,000

   plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
      previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                     +58,000

   plus the Benefit Protector Plus which after the fourth contract year equals 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 x $55,000 =       +11,000
                                                                        --------
   Total death benefit of:                                              $319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

o  you must hold the GMIB for 7 years,
o  the GMIB terminates after the annuitant's 86th birthday,
o  you can only exercise the GMIB within 30 days after a contract anniversary,
o the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and
o  the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either death benefit Option B or Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment and purchase payment credit; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

Investment selection under the GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

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59 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Exercising the GMIB:

o you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
o  the annuitant on the retirement date must be between 50 and 86 years old.
o you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity -- no refund

o  you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts based on the guaranteed annuity purchase rates stated in Table B of the contract but using a 2.5% guaranteed annual effective interest rate which is lower than the 3% rate used in Table B of the contract. Therefore, your payout rates under the GMIB will be lower than the payout rates stated in Table B. This 2.5% Table is not stated in your contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that are more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the 6% rising floor.

6% rising floor: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of your fixed accounts plus the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 6%,
o  plus any subsequent amounts allocated to the subaccounts, and
o  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits made in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

o subtract each payment and purchase payment credit adjusted for market value from the contract value.
o subtract each payment and purchase payment credit from the 6% rising floor. We adjust the payments and purchase payment credit made to the fixed account for market value. We increase payments and purchase payment credit allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

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60 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the fixed account value of the 6% rising floor as:

         PMT x CVG
         ---------
            ECV

   PMT = each purchase  payment and purchase  payment credit made in the five years before you exercise the GMIB.
   CVG = current contract value at the time you exercise the GMIB.
   ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 6% increase of payments and purchase payment credits allocated to the subaccounts as:

         PMT x (1.06)(to the power of CY)

   CY = the full number of contract years the payment and purchase payment credit have been in the contract.

Terminating the GMIB:

o You may terminate the rider within 30 days after the first rider anniversary.
o You may terminate the rider any time after the seventh rider anniversary.
o The rider will terminate on the date:

   --  you make a full withdrawal from the contract;
   --  a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

o The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $4,000 purchase payment credit to your contract. You allocate all of your purchase payment and purchase payment credit to the subaccounts.
o  There are no additional purchase payments and no partial withdrawals.
o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                             Purchase payments and                              GMIB
anniversary    Contract value       purchase payment credit     6% rising floor     benefit base
  1               $112,000                $104,000                 $110,240
  2                130,000                 104,000                  116,854
  3                137,000                 104,000                  123,866
  4                156,000                 104,000                  131,298
  5                 88,000                 104,000                  139,175
  6                125,000                 104,000                  147,526
  7                144,000                 104,000                  156,378           $156,378
  8                158,000                 104,000                  165,760            165,760
  9                145,000                 104,000                  175,706            175,706
 10                133,000                 104,000                  186,248            186,248
 11                146,000                 104,000                  197,423            197,423
 12                153,000                 104,000                  209,268            209,268
 13                225,000                 104,000                  221,825            225,000
 14                245,000                 104,000                  235,134            245,000
 15                250,000                 104,000                  249,242            250,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

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61 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                       Minimum Guaranteed Monthly Income

Contract                                         Plan A -              Plan B -         Plan D - joint and
anniversary                  GMIB             life annuity--       life annuity with    last survivor life
at exercise              benefit base            no refund         ten years certain    annuity-- no refund
 10               $186,248 (6% Rising Floor)     $  916.34             $  892.13             $  722.64
 15                250,000 (Contract Value)       1,420.00              1,352.50              1,085.00

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

Contract                                         Plan A -              Plan B -         Plan D - joint and
anniversary                                   life annuity--       life annuity with    last survivor life
at exercise             Contract value           no refund         ten years certain    annuity-- no refund
 10                        $133,000              $  692.93             $  674.31             $  551.95
 15                         250,000               1,490.00              1,420.00              1,152.50

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

Investment selection under the PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the fixed accounts. However, we reserve the right to limit the aggregate amount in your fixed accounts and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

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62 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments plus purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                            PW x TV
Target value adjusted partial withdrawals = -------
                                              CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.
   TV = the target value on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.

Your benefits under the PCR are as follows:


(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

         3% x (PP - PCRPW - PP5)

       PP     = total purchase payments and purchase payment credits.
       PCRPW  = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.
       PP5    = purchase payments and purchase payment credits made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

         5% x (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven and ten-year period as described above.


PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR:

o You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
o You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
o  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

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63 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Example:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2001 and we add a $4,000 purchase payment credit to your contract.

o  There are no additional purchase payments and no partial withdrawals.
o  On Jan. 1, 2008, the contract value is $150,000.
o We determine the target value on Jan. 1, 2008 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08)7 = $104,000 x 1.71382 = $178,237.72.

   Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.03 x $104,000 = $3,120.

   After application of the PCR credit, your total contract value on Jan. 1, 2008 would be $153,120.

o  On Jan. 1, 2011, the contract value is $220,000.
o We determine the target value on Jan. 1, 2011 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08)10 = $104,000 x 2.158924 = $224,528.20

   Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.05 x $104,000 = $5,200.

   After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $225,200.

o The PCR calculation period automatically restarts on Jan. 1, 2011 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2018.

The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The Guarantee Period Accounts are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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64 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.36% and 6.86% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

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65 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes
Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed accounts and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Purchase payment credits and PCR credits: These are considered earnings and are taxed accordingly.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select either the Benefit ProtectorSM or the Benefit ProtectorSM Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

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66 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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67 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Substitution of Investments
We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers
PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, which was commenced in Minnesota state court on Oct. 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

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68 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On Oct. 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.


On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. On May 16, 2001 the state court filed its Final Order and Judgment Approving Class Action Settlement. On May 15, 2001 the federal court entered its Final Order and Judgment Approving Class Action Settlement. An appeal has been filed with the Minnesota Court of Appeals and the United States Court of Appeals for the Eighth Circuit.


Additional Information About American Enterprise Life
SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                 Six months ended                                    Years ended Dec. 31,
(thousands)       June 30, 2001   June 30, 2000   June 30, 1999      2000        1999        1998        1997        1996
Net investment
income             $  133,060      $  152,928       $  161,367   $  299,759  $  322,746  $  340,219  $  332,268  $  271,719
Net loss on
investments           (84,799)           (138)           1,890          469       6,565      (4,788)       (509)     (5,258)
Other                   7,377           4,972            3,827       12,248       8,338       7,662       6,329       5,753
Total revenues     $   55,998      $  157,762       $  167,084   $  312,476  $  337,649  $  343,093  $  338,088  $  272,214
Income before
income taxes       $  (70,940)     $   22,594       $   28,847   $   38,452  $   50,662  $   36,421  $   44,958  $   35,735
Net income         $  (46,322)     $   14,437       $   19,846   $   24,365  $   33,987  $   22,026  $   28,313  $   22,823
Total assets       $4,771,887      $4,473,356       $4,934,161   $4,652,221  $4,603,343  $4,885,621  $4,973,413  $4,425,837


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS


Six months ended June 30, 2001 compared to six months ended June 30, 2000:
American Enterprise Life's net loss was $46 million for the six months ended June 30, 2001, compared to net income of $14 million for the six months ended June 30, 2000. Net loss before income taxes totaled $71 million for the six months ended June 30, 2001, compared to net income before income taxes of $23 million for the six months ended June 30, 2000. This decline primarily reflects a net loss on investments of $85 million, primarily from the recognition of impairment losses and the sale of certain high-yield securities.

Total investment contract deposits received increased to $433 million for the six months ended June 30, 2001, compared to $227 million for the six months ended June 30, 2000. This increase is primarily due to an increase in variable annuity deposits received from sales.

Total revenues decreased to $56 million for the six months ended June 30, 2001, compared to $158 million for the six months ended June 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 13% from the same period of the prior year, reflecting a decrease in investments owned, lower investment yields and investment interest reversals related to structured investments.

Policyholder and contractholder charges decreased 3% to $3.0 million for the six months ended June 30, 2001, compared to $3.1 million for the six months ended June 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 161% to $4.7 million for the six months ended June 30, 2000, compared to $1.8 million for the six months ended June 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $85 million for the six months ended June 30, 2001, compared to a net loss of $0.1 million for the six months ended June 30, 2000. The net loss for the six months ended June 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and a $4 million net gain related to the disposal of available for sale securities.


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69 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses decreased 6% to $127 million for the six months ended June 30, 2001, compared to $135 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $6 million to $90 million for the six months ended June 30, 2001, compared to $96 million for the six months ended June 30, 2000, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $23 million for the six months ended June 30, 2001, compared to $22 million for the six months ended June 30, 2000. This increase was due primarily to an increase in aggregate amounts in force, specifically variable annuities.

Other operating expenses decreased 18% to $14 million for the six months ended June 30, 2001, compared to $17 million for the six months ended June 30, 2000, primarily due to expense savings associated with re-engineering initiatives.

Six months ended June 30, 2000 compared to six months ended June 30, 1999:
American Enterprise Life's net income decreased 27% to $14 million for the six months ended June 30, 2000, compared to $20 million for the six months ended June 30, 1999. Earnings declined primarily due to weak equity markets and narrower spreads on the investment portfolio.

Total investment contract deposits received increased to $227 million for the six months ended June 30, 2000, compared to $192 million for the six months ended June 30, 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $158 million for the six months ended June 30, 2000, compared with $167 million for the six months ended June 30, 1999. The decrease is primarily due to a decrease in net investment income. Net investment income, the largest component of revenues, decreased 5% from the same period of the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 11% to $3.1 million for the six months ended June 30, 2000, compared to $2.8 million for the six months ended June 30, 1999, reflecting an increase in annuity surrender charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 80% to $1.8 million for the six months ended June 30, 2000, compared to $1.0 million for the six months ended June 30, 1999. This reflects the increase in separate account assets.

Net loss on investments was $0.1 million for the six months ended June 30, 2000, compared to a net gain of $1.9 million for the six months ended June 30, 1999. The net losses were primarily due to recognition of impairment losses and the sale of certain fixed maturity investments.

Total benefits and expenses decreased 2% to $135 million for the six months ended June 30, 2000, compared to $138 million for the six months ended June 30, 1999. The largest component of expenses, interest credited on investment contracts, decreased $9 million to $96 million for the six months ended June 30, 2000, compared to $105 million for the six months ended June 30, 1999. This reflects a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $22 million, compared to $20 million for the six months ended June 30, 1999. This increase was due primarily to an increase in aggregate amounts in force.

Other operating expenses increased 31% to $17 million for the six months ended June 30, 2000, compared to $13 million for the six months ended June 30, 1999. This increase is mainly due to higher technology costs related to growth initiatives.

Three months ended June 30, 2001 compared to three months ended June 30, 2000:
American Enterprise Life's net loss was $39 million for the three month period ended June 30, 2001, compared to net income of $8 million for the three month period ended June 30, 2000. Net loss before income taxes totaled $59 million for the three month period ended June 30, 2001, compared to net income before income taxes of $13 million for the three month period ended June 30, 2000. This decline primarily reflects net loss on investments of $66 million primarily from recognition of impairment losses and the sale of certain high-yield securities.

Total investment contract deposits received increased to $231 million for the three month period ended June 30, 2001, compared to $160 million for the three month period ended June 30, 2000. This increase is primarily due to an increase in variable annuity deposits received from sales.

Total revenues decreased to $1 million for the three month period ended June 30, 2001, compared to $80 million for three month period ended June 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 16% from the same period of the prior year, reflecting a decrease in investments owned, lower investment yields and investment interest reversals related to structured investments.

Policyholder and contractholder charges decreased 21% to $1.3 million for the three month period ended June 30, 2001, compared to $1.7 million for the three month period ended June 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 142% to $2.5 million for the three month period ended June 30, 2000, compared to $1.0 million for the three month period ended June 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $66 million for the three month period ended June 30, 2001, compared to a net loss of $2 million for the three month period ended June 30, 2000. The net loss for the three months ended June 30, 2001 was composed of a $20 million writedown to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities primarily reflecting management's decision to reduce and rebalance high-yield exposure in the fixed maturity investment portfolio during the second half of 2001 and a $5 million net gain related to the disposal of available for sale securities.


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70 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses decreased 11% to $60 million for the three month period ended June 30, 2001, compared to $68 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, increased $1 million to $48 million for the three month period ended June 30, 2001, compared to $47 million for the three month period ended June 30, 2000. Amortization of deferred policy acquisition costs decreased to $11 million for the three month period ended June 30, 2001, compared to $12 million for the three month period ended June 30, 2000.

Other operating expenses decreased 81% to $2 million for the three month period ended June 30, 2001, compared to $9 million for the three month period ended June 30, 2000, primarily due to expense savings associated with re-engineering initiatives.

Three months ended June 30, 2000 compared to three months ended June 30, 1999:
American Enterprise Life's net income decreased 38% to $8 million for the three month period ended June 30, 2000, compared to $13 million for the three month period ended June 30, 1999. Earnings declined primarily due to weak equity markets and narrower spreads on the investment portfolio.

Total investment contract deposits received increased to $160 million for the three month period ended June 30, 2000, compared to $121 million for the three month period ended June 30, 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $80 million for the three month period ended June 30, 2000, compared with $90 million for the three month period ended June 30, 1999. The decrease is primarily due to a decrease in net investment income. Net investment income, the largest component of revenues, decreased 7% from the same period of the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 6% to $1.7 million for the three month period ended June 30, 2000, compared to $1.6 million for the three month period ended June 30, 1999, reflecting an increase in annuity surrender charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 100% to $1.0 million for the three month period ended June 30, 2000, compared to $.5 million for the three month period ended June 30, 1999. This reflects an increase in separate account assets.

Net gain on investments was $2.3 million for the three month period ended June 30, 2000, compared to a net gain of $5.7 million for the three month period ended June 30, 1999. The decline was primarily due to recognition of impairment losses and the sale of certain fixed maturity investments.

Total benefits and expenses decreased 3% to $68 million for the three month period ended June 30, 2000, compared to $70 million for the three month period ended June 30, 1999. The largest component of expenses, interest credited on investment contracts, decreased $6 million to $47 million for the three month period ended June 30, 2000, compared to $53 million for the three month period ended June 30, 1999. This reflects a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $12 million, compared to $10 million for the three month period ended June 30, 1999. This increase was due primarily to an increase in aggregate amounts in force.

Other operating expenses increased 29% to $9 million for the three month period ended June 30, 2000, compared to $7 million for the three month period ended June 30, 1999. This increase is mainly due to higher technology costs related to growth initiatives.


Dec. 31, 2000 Compared to Dec. 31, 1999:
Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.
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71 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

Dec. 31, 1999 Compared to Dec. 31, 1998:
Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities inforce. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.

Risk Management
The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be approximately $4.6 million.

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72 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Liquidity and Capital Resources
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

RESERVES
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS
Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION
We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).

EMPLOYEES
As of Dec. 31, 2000, we had no employees.

PROPERTIES
We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

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73 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

STATE REGULATION
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*
The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
Gumer C. Alvero
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

Carol A. Holton
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director - Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Paul S. Mannweiler**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Teresa J. Rasmussen
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.


OFFICERS OTHER THAN DIRECTORS
Lorraine R. Hart
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

Stuart A. Sedlacek
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

Philip C. Wentzel
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

David L. Yowan
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

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74 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

EXECUTIVE COMPENSATION
Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.

Name of individual or number in group                           Position held                               Cash compensation
Five most highly compensated executive officers as a group:                                                    $ 8,138,209
Stephen W. Roszell                                              President and Chief Executive Officer
Richard W. Kling                                                Chairman of the Board
Lorraine R. Hart                                                Vice President - Investments
David M. Kuplic                                                 Assistant Vice President - Investments
Stuart A. Sedlacek                                              Executive Vice President
All executive officers as a group (11)                                                                         $11,289,475

SECURITY OWNERSHIP OF MANAGEMENT
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts
Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

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75 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Balance sheet

June 30, 2001 (unaudited) ($ thousands, except share amounts)

Assets

Investments:
   Fixed maturities:
      Available for sale, at fair value
      (amortized cost: $3,008,732)                               $3,046,072
   Mortgage loans on real estate                                    694,922
   Other investments                                                    628
                                                                        ---
      Total investments                                           3,741,622

Cash and cash equivalents                                            96,851
Amounts due from brokers                                              1,648
Accounts receivable                                                   1,070
Accrued investment income                                            49,364
Deferred policy acquisition costs                                   207,370
Deferred income taxes                                                30,336
Other assets                                                          8,592
Separate account assets                                             635,034
                                                                    -------
      Total assets                                               $4,771,887
                                                                 ==========

Liabilities and stockholder's equity

Liabilities:
   Future policy benefits:                                       $3,592,884
      Fixed annuities
      Universal life-type insurance                                       5
   Policy claims and other policyholders' funds                       3,436
   Amounts due to brokers                                            44,226
   Other liabilities                                                 59,657
   Separate account liabilities                                     635,034
                                                                    -------

      Total liabilities                                           4,335,242

Stockholder's equity:
   Capital stock, $150 par value per share;
   100,000 shares authorized,
   20,000 shares issued and outstanding                               3,000
   Additional paid-in capital                                       281,872
   Accumulated other comprehensive loss:
      Net unrealized securities gains                                 8,437
      Net unrealized derivative loss                                (25,881)
   Retained earnings                                                169,217
                                                                    -------
      Total stockholder's equity                                    436,645
                                                                    -------
Total liabilities and stockholder's equity                       $4,771,887
                                                                 ==========
See accompanying notes.


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American Enterprise Life Insurance Company
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Statements of income

Six months ended June 30, (unaudited) ($ thousands)       2001             2000
Revenues:

Policyholder and contractholder charges              $   3,054         $  3,133
Mortality and expense risk fees                          4,683            1,839
Net investment income                                  133,060          152,928
Net loss on investments                                (84,799)            (138)
                                                       -------             ----
   Total revenues                                       55,998          157,762
                                                        ------          -------

Benefits and expenses:

Interest credited on investment contracts               90,348           95,973
Amortization of deferred policy acquisition costs       22,950           22,291
Other operating expenses                                13,640           16,904
                                                        ------           ------
   Total benefits and expenses                         126,938          135,168
                                                       -------          -------
(Loss) income before income taxes                      (70,940)          22,594
Income tax (benefit) expense                           (24,618)           8,157
                                                       -------            -----
Net (loss) income                                    $ (46,322)        $ 14,437
                                                     =========         ========



American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Statements of income

Three months ended June 30, (unaudited) ($ thousands)     2001             2000
Revenues:

Policyholder and contractholder charges               $  1,308          $ 1,657
Mortality and expense risk fees                          2,484            1,026
Net investment income                                   63,600           75,342
Net (loss) gain on investments                         (66,257)           2,287
                                                        -------            -----
   Total revenues                                        1,135           80,312
                                                         -----           ------

Benefits and expenses:
Interest credited on investment contracts               47,875           46,921
Amortization of deferred policy acquisition costs       10,795           11,546
Other operating expenses                                 1,781            9,229
                                                         -----            -----
   Total benefits and expenses                          60,451           67,696
                                                        ------           ------
(Loss) income before income taxes                      (59,316)          12,616
Income tax (benefit) expense                           (20,631)           4,511
                                                       -------            -----
Net (loss) income                                     $(38,685)         $ 8,105
                                                      ========          =======

See accompanying notes.


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77  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Statements of cash flows

Six months ended June 30, (unaudited) ($ thousands)            2001        2000
Cash flows from operating activities:

Net (loss) income                                         $ (46,322)  $  14,437
Adjustments to reconcile net (loss) income
to net cash provided by operating
activities:
   Change in accrued investment income                        5,577       1,952
   Change in accounts receivable                               (203)       (170)
   Change in other assets                                     2,759      (1,989)
   Change in deferred policy acquisition costs, net          (8,748)      2,386
   Change in policy claims and other policyholders' funds    (5,859)      1,062
   Deferred income tax provision                            (27,825)      3,588
   Change in other liabilities                               19,033       4,967
   (Accretion of discount) amortization of premium, net        (172)      1,297
   Net realized loss on investments                          84,799         138
   Other, net                                                 6,908       1,619
                                                              -----       -----
      Net cash provided by operating activities              29,947      29,287

Cash flows from investing activities:

Fixed maturities held to maturity:
   Maturities, sinking fund payments and calls                   --      41,509
Fixed maturities available for sale:
   Purchases                                               (454,647)     (4,487)
   Maturities, sinking fund payments and calls              152,741      98,172
   Sales                                                    280,650      24,332
Other investments, excluding policy loans:
   Purchases                                                 (5,054)     (1,388)
   Sales                                                     30,765      29,727
Change in amounts due from brokers                             (332)         --
Change in amounts due to brokers                             19,840     (13,431)
                                                             ------     -------
      Net cash provided by investing activities              23,963     174,434

Cash flows from financing activities:

Activity related to universal life-type insurance and investment contracts:
   Considerations received                                  357,244     131,542
   Surrenders and death benefits                           (439,503)   (431,236)
   Interest credited to account balances                     90,348      95,973
                                                             ------      ------
      Net cash provided by (used in)
      financing activities                                    8,089    (203,721)
                                                              -----    --------
Net increase in cash and cash equivalents                    61,999          --
Cash and cash equivalents at beginning of period             34,852          --
                                                             ------      ------
Cash and cash equivalents at end of period                $  96,851    $     --
                                                          =========    ========



See accompanying notes.


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78   AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Notes to Financial Statements
(unaudited)
($ thousands)

1. GENERAL
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. In addition to the normal recurring accruals, adjustments have been made to reflect the adoption of Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities" as of January 1, 2001 and the Financial Accounting Standard Board (FASB) Emerging Issues Task Force (EITF) consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." In addition, the Company recognized significant losses on fixed maturity investment writedowns and sales during the second quarter associated with credit deterioration and management's decision to reduce and rebalance the high-yield risk exposure in the fixed maturity investment portfolio. Operating results for the three- and six-month periods ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ended December 31, 2001.

For further information, refer to the financial statements and footnotes thereto included in this prospectus for the year ended December 31, 2000.

2. NEW ACCOUNTING PRONOUNCEMENT
In July 2000, the EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company elected to early adopt the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in certain structured securities whose cash flows have been negatively affected by credit experience.

Although there was no impact resulting from the adoption of Issue 99-20, the Company holds structured securities that will be accounted for under Issue 99-20.

In June 1998, the FASB issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the Company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including those embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Derivatives that are not hedges must be adjusted to fair value through income.

Changes in the fair value of a derivative are recorded in income or directly to equity, depending on the instrument's designated use. For those derivative instruments that are designated and qualify as hedging instruments under SFAS 133, a company must designate the hedging instrument, based upon the exposure being hedged, as either a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. For derivative instruments not designated as hedging instruments per SFAS 133, changes in fair value are adjusted immediately through earnings. Currently, the Company does not carry derivatives that are designated or qualify as hedging instruments under SFAS 133.

Because of changes to the rules for hedging investments, the transition provisions of SFAS 133, as amended, permitted held-to-maturity securities under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," to be reclassified at the date of adoption to available-for-sale or trading. To increase flexibility with respect to its investment portfolio, the Company reclassified held-to-maturity securities with a net carrying value of $934 and a market value of $927 to available-for-sale upon adoption.

Prior to adopting SFAS No. 133, the Company's interest rate caps, floors and swaps qualified as cash flow hedges. The derivatives do not qualify for hedge accounting per SFAS No. 133. For "pre-existing" cash flow-type hedges, the transition adjustment upon adoption of SFAS No. 133 was reported in accumulated other comprehensive income (OCI) as a cumulative effect of an accounting change. This resulted in a decrease of $35 million to other comprehensive income (OCI), net of tax. The Company estimates $4 million of net derivative losses included in OCI will be reclassified into earnings by December 31, 2001. The adoption of SFAS No. 133 did not have a significant impact on the Company's results of operations.


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79   AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk. The instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The fair values of the interest rate swaps, caps and floors are included in Other assets or Other liabilities on the balance sheet. They expire on various dates from 2002 to 2006.

4.  COMPREHENSIVE INCOME

Total comprehensive loss was as follows for the six months ended June 30, 2001 and 2000 respectively: ($ thousands)

                                                                     June 30, 2001     June 30, 2000
----------------------------------------------------------------------------------------------------
Net (loss) Income                                                       $(46,322)        $ 14,437
Other comprehensive income (loss)
   Unrealized gains on available-for-sale securities, net of tax          75,123          (20,410)
   Net unrealized loss on derivative instruments, net of tax             (25,881)              --
   SFAS 133 impact of reclassifying held-to-maturity
   securities to available-for-sale                                       (4,589)              --
                                                                          ------         --------
Total comprehensive loss                                                $ (1,669)       $  (5,973)
                                                                        ========        =========

Total comprehensive loss was as follows for the three months ended June 30, 2001 and 2000 respectively: ($ thousands)

                                                                     June 30, 2001     June 30, 2000
----------------------------------------------------------------------------------------------------
Net (loss) Income                                                       $(38,685)         $ 8,105
Other comprehensive income (loss)
   Unrealized gains on available-for-sale securities, net of tax          16,887           (9,527)
   Net unrealized loss on derivative instruments, net of tax               2,106               --
                                                                          ------         --------
Total comprehensive loss                                                $(19,692)         $(1,422)
                                                                        ========          =======

5. INCOME TAXES
The Company's effective income tax rate was 34.7% for the six months ended June 30, 2001 compared to 36.1% for the six months ended June 30, 2000. The effective income tax rate was 34.8% for the three month period ended June 30, 2001 compared to 35.8% for the three month period ended June 30, 2000. The net impact of changes in state tax rules for certain states had a favorable impact on the effective tax rate for the Company.

6. INVESTMENTS
Net income in the six month period ended June 30, 2001 includes a $20 million pretax charge to recognize the impact of higher default assumptions on rated structured investments, which reflect rising actual default rates in the corporate high-yield bond market.

Additionally, net income in the six month period ended June 30, 2001 reflects a $51 million pretax writedown of high-yield securities primarily reflecting management's decision to reduce and rebalance the high-yield risk exposure in the fixed maturity investment portfolio.

7. STOCKHOLDER'S EQUITY
During the first quarter of 2001, the Company increased the par value of the 20,000 issued and outstanding shares of capital stock. This increase is reflected in the increase of capital stock in the stockholder's equity section of the balance sheet from $2 million at December 31, 2000 to $3 million as of June 30, 2001 with a corresponding decrease in additional paid-in capital from $283 million to $282 million.

8. SUBSEQUENT EVENT
During the third quarter 2001, the Company received a $60 million cash capital contribution from its parent, IDS Life Insurance Company.

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80  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


/S/ Ernst & Young LLP
---------------------
    Ernst & Young LLP
    February 8, 2001
    Minneapolis, Minnesota
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81  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

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Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.
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82  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

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Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

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83  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

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84  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

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Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities: Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

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85  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
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Notes to Financial Statements
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.
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86  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

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Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

--------------------------------------------------------------------------------
87  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========
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88  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========
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89  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The Company recognized $221, $136 and $251 of interest income related to impaired loans for the years ended December 31, 2000, 1999 and 1998, respectively.
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90  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                               2000       1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31, consists of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes -- current      888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:
                                                           2000                   1999                  1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======
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91  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

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92  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

--------------------------------------------------------------------------------
93  AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Appendix A: Expense Examples for the 8% Performance Credit Rider
Examples*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing: 1) the contract with selection of death benefit Option A and no additional riders, 2) the contract with selection of death benefit Option A and the optional Benefit ProtectorSM Death Benefit (BP) rider, 3) the contract with selection of death benefit Option A and the optional Benefit ProtectorSM Plus Death Benefit (BPP) rider, 4) the contract with selection of death benefit Option B and no additional riders, 5) the contract with selection of death benefit Option B and the optional BP rider, and 6) the contract with selection of death benefit Option B and the optional BPP rider.

[To be updated upon amendment.]

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...

                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period

                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Bond Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Capital Resource Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Cash Management Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
94 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)

                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Extra Income Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Federal Income Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Growth Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Managed Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
95 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
AIM V.I. Capital Appreciation Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AIM V.I. Capital Development Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
AIM V.I. Value Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Alliance VP Premier Growth Portfolio (Class B)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Alliance VP Technology Portfolio (Class B)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
96 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
Baron Capital Asset Fund - Insurance Shares
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio
(previously Warburg Pincus Trust - Emerging Growth Portfolio)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Fidelity VIP Growth & Income Portfolio (Service Class)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Fidelity VIP Mid Cap Portfolio (Service Class)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Fidelity VIP Overseas Portfolio (Service Class)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
FTVIPT Franklin Real Estate Fund - Class 2
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
97 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
FTVIPT Mutual Shares Securities Fund - Class 2
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
FTVIPT Templeton International Smaller Companies Fund - Class 2
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Goldman Sachs VIT Capital Growth Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Goldman Sachs VIT Global Income Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Goldman Sachs VIT International Equity Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
98 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
Goldman Sachs VIT Internet Tollkeeper Fund(SM)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Janus Aspen Series Global Technology Portfolio: Service Shares
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Janus Aspen Series Growth Portfolio: Service Shares
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Janus Aspen Series International Growth Portfolio: Service Shares
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
J.P. Morgan U.S. Disciplined Equity Portfolio
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
99 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
Lazard Retirement Equity Portfolio
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Lazard Retirement International Equity Portfolio
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
MFS(R) New Discovery Series - Initial Class
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
MFS(R) Research Series - Initial Class
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
MFS(R) Utilities Series - Initial Class
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Royce Micro-Cap Portfolio
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider


--------------------------------------------------------------------------------
100 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider assuming a 5% annual return and ...
(continued)
                                                                                                      no withdrawal or selection
                                                                full withdrawal at the             of an annuity payout plan at the
                                                                end of each time period                 end of each time period
                                                           1 year   3 years  5 years 10 years     1 year   3 years  5 years 10 years
Royce Small-Cap Portfolio (previously Royce Premier Portfolio)
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Third Avenue Value Portfolio
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Wanger International Small Cap
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Wanger U.S. Small Cap
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider
Wells Fargo VT Equity Income Fund
   death benefit Option A with no additional riders
   death benefit Option A with optional BP rider
   death benefit Option A with optional BPP rider
   death benefit Option B with no additional riders
   death benefit Option B with optional BP rider
   death benefit Option B with optional BPP rider

* In these examples, the $30 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
101 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Appendix B: 8% Performance Credit Rider Adjusted Partial Withdrawal
STEP ONE:
For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                   PW x RP
RPA adjusted partial withdrawals = -------
                                     CV

         PW  = the partial withdrawal including any applicable withdrawal charge or MVA.
         CV  = the contract value on the date of (but prior to) the partial withdrawal.
         RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

         EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                   PW x EPA   EPA
EPA adjusted partial withdrawals = -------- x ---
                                      CV      RPA

   PW  = the partial withdrawal including any applicable withdrawal charge or
         MVA.
   CV  = the contract value on the date of (but prior to) the partial withdrawal.
   EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
   RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.

Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

o On Jan. 1, 2001 you purchase the contract with a purchase payment of $100,000.
o On Jan. 1, 2007 you make an additional purchase payment in the amount of $100,000.
o  Contract values before any partial withdrawals are shown below.
o  On Jan. 1, 2004 you make a partial withdrawal in the amount of $10,000.
o  On Jan. 1, 2009 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

Date                     Total Purchase Payments           Contract Value

Jan. 1, 2001                   100,000                         100,000
Jan. 1, 2002                   100,000                         110,000
Jan. 1, 2003                   100,000                         115,000
Jan. 1, 2004                   100,000                         120,000
Jan. 1, 2005                   100,000                         115,000
Jan. 1, 2006                   100,000                         120,000
(shaded area begins here)
Jan. 1, 2007                   200,000                         225,000
Jan. 1, 2008                   200,000                         230,000
Jan. 1, 2009                   200,000                         235,000
Jan. 1, 2010                   200,000                         230,000
Jan. 1, 2011                   200,000                         235,000
(shaded area ends here)


--------------------------------------------------------------------------------
102 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Step one: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2004:

   RPA before the partial withdrawal =      RPA adjusted partial withdrawal =
   total purchase payments made prior
   to the partial withdrawal minus the      $10,000 x $100,000
   RPA adjusted partial withdrawals         ------------------ = $8,333
   for all previous partial withdrawals =       $120,000
   $100,000 - 0 = $100,000


For the second partial withdrawal on Jan. 1, 2009:


   RPA before the partial withdrawal =    RPA adjusted partial withdrawal =
   total purchase payments made prior
   to the partial withdrawal minus the    $10,000 x $191,667
   RPA adjusted partial withdrawals       ------------------ = $8,156
   for all previous partial withdrawals =     $235,000
   $200,000 - $8,333 = $191,667


Step two: For each withdrawal made within the current calculation period) we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2004:

   EPA before the partial withdrawal =    EPA adjusted partial withdrawal =
   total purchase payments made prior
   to the partial withdrawal AND the      $10,000 x $100,000   $100,000
   five-year exclusion period minus the   ------------------ x -------- = $8,156
   EPA adjusted partial withdrawals for       $120,000         $100,000
   all previous partial withdrawals =
   $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2009:

   EPA before the partial withdrawal =    EPA adjusted partial withdrawal =
   total purchase payments made prior
   to the partial withdrawal AND the      $10,000 x $91,667    $91,667
   five-year exclusion period minus the   ----------------- x --------- = $1,866
   EPA adjusted partial withdrawals for       $235,000        $191,667
   all previous partial withdrawals =
   $100,000 - $8,333 = $91,667

Step three: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

PCRPW amount = $8,333 + $1,866 = $10,199


--------------------------------------------------------------------------------
103 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Table of Contents of the Statement of Additional Information
Performance Information                          p.
Calculating Annuity Payouts                     p.
Rating Agencies                                 p.
Principal Underwriter                           p.
Independent Auditors                            p.
Financial Statements


--------------------------------------------------------------------------------
104 AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise
Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437
(logo) American Express

240192 F (11/01)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      for

              AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                 American Enterprise Variable Annuity Account


                                 Nov. 7, 2001


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Performance Information                            p.  3


Calculating Annuity Payouts                        p. 21

Principal Underwriter                              p. 22

Independent Auditors                               p. 22


Financial Statements

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Performance Information
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:     P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


 [To be updated upon amendment.]

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(b)
SBND1         Bond Fund (2/00; 10/81)
SCAR1         Capital Resource Fund (2/00; 10/81)
SCMG1         Cash Management Fund (2/00; 10/81)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)
SEXI1         Extra Income Fund (2/00; 5/96)
SFDI1         Federal Income Fund (2/00; 9/99)
SGRO1         Growth Fund (2/00; 9/99)
SMGD1         Managed Fund (2/00; 4/86)
SNDM1         New Dimensions Fund(R) (2/00; 5/96)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)
             AIM V.I.
SCAP1         Capital Appreciation Fund (2/00; 5/93)
SCDV1         Capital Development Fund (2/00; 5/98)
SVAL1         Value Fund (2/00; 5/93)
             ALLIANCE VP
SPGR1         Premier Growth Portfolio (Class B) (2/00; 6/92)
STEC1         Technology Portfolio (Class B) (2/00; 1/96)
SUGH1         U.S. Government/High Grade Securities Portfolio
              (Class B) (2/00; 9/92)
             BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund - Insurance Shares (2/00; 10/98)
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)(c)
             FIDELITY VIP
SGRI1         Growth & Income Portfolio (Service Class) (2/00; 12/96)(d)
SMDC1         Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)
SOVS1         Overseas Portfolio (Service Class) (2/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
SRES1         Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)
SMSS1         Mutual Shares Securities Fund - Class 2 (2/00; 11/96)(e)
SISC1         Templeton International Smaller Companies Fund -
              Class 2 (2/00; 5/96)(e)
             GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)
SGLI1         Global Income Fund (2/00; 1/98)
SIEQ1         International Equity Fund (2/00; 1/98)
SITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement

            JANUS ASPEN SERIES
SAGP1         Aggressive Growth Portfolio:
              Service Shares (2/00; 9/93)(b),(h)
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)
SGRP1         Growth Portfolio: Service Shares
              (2/00; 9/93)(h)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(h)
             J.P. MORGAN
SUDE1         U.S. Disciplined Equity Portfolio (2/00; 1/95)
             LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)
SRIE1         International Equity Portfolio (2/00; 9/98)
             MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)
SRSS1         Research Series - Initial Class (2/00; 7/95)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)
             ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)(i)
SPRM1         Small-Cap Portfolio (2/00; 12/96)
             THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)
             WANGER
SISM1         International Small Cap (2/00; 5/95)
SUSC1         U.S. Small Cap (2/00; 5/95)
             WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(j)

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee, a 0.40% Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g)  Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i)  Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


[To be updated upon amendment.]

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(b)
SBND1         Bond Fund (2/00; 10/81)
SCAR1         Capital Resource Fund (2/00; 10/81)
SCMG1         Cash Management Fund (2/00; 10/81)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)
SEXI1         Extra Income Fund (2/00; 5/96)
SFDI1         Federal Income Fund (2/00; 9/99)
SGRO1         Growth Fund (2/00; 9/99)
SMGD1         Managed Fund (2/00; 4/86)
SNDM1         New Dimensions Fund(R) (2/00; 5/96)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)
             AIM V.I.
SCAP1         Capital Appreciation Fund (2/00; 5/93)
SCDV1         Capital Development Fund (2/00; 5/98)
SVAL1         Value Fund (2/00; 5/93)
             ALLIANCE VP
SPGR1         Premier Growth Portfolio (Class B) (2/00; 6/92)
STEC1         Technology Portfolio (Class B) (2/00; 1/96)
SUGH1         U.S. Government/High Grade Securities Portfolio
              (Class B) (2/00; 9/92)
             BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund - Insurance Shares (2/00; 10/98)
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)(c)
             FIDELITY VIP
SGRI1         Growth & Income Portfolio (Service Class) (2/00; 12/96)(d)
SMDC1         Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)
SOVS1         Overseas Portfolio (Service Class) (2/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
SRES1         Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)
SMSS1         Mutual Shares Securities Fund - Class 2 (2/00; 11/96)(e)
SISC1         Templeton International Smaller Companies Fund -
              Class 2 (2/00; 5/96)(e)
             GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)
SGLI1         Global Income Fund (2/00; 1/98)
SIEQ1         International Equity Fund (2/00; 1/98)
SITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B and the Guaranteed
Minimum Income Benefit and Benefit Protector(SM) Plus Riders For Periods Ending
Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP1         Aggressive Growth Portfolio:
              Service Shares (2/00; 9/93)(b),(h)
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)
SGRP1         Growth Portfolio: Service Shares
              (2/00; 9/93)(h)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(h)
             J.P. MORGAN
SUDE1         U.S. Disciplined Equity Portfolio
              (2/00; 1/95)
             LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)
SRIE1         International Equity Portfolio
              (2/00; 9/98)
             MFS(R)
SNDS1         New Discovery Series -
              Initial Class (2/00; 5/98)
SRSS1         Research Series -
              Initial Class (2/00; 7/95)
SUTS1         Utilities Series -
              Initial Class (2/00; 1/95)
             ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)(i)
SPRM1         Small-Cap Portfolio (2/00; 12/96)
             THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)
             WANGER
SISM1         International Small Cap (2/00; 5/95)
SUSC1         U.S. Small Cap (2/00; 5/95)
             WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(j)

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and a 0.40% Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



[To be updated upon amendment.]

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B For Periods Ending
Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(b)
SBND1         Bond Fund (2/00; 10/81)
SCAR1         Capital Resource Fund (2/00; 10/81)
SCMG1         Cash Management Fund (2/00; 10/81)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)
SEXI1         Extra Income Fund (2/00; 5/96)
SFDI1         Federal Income Fund (2/00; 9/99)
SGRO1         Growth Fund (2/00; 9/99)
SMGD1         Managed Fund (2/00; 4/86)
SNDM1         New Dimensions Fund(R) (2/00; 5/96)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)
             AIM V.I.
SCAP1         Capital Appreciation Fund (2/00; 5/93)
SCDV1         Capital Development Fund (2/00; 5/98)
SVAL1         Value Fund (2/00; 5/93)
             ALLIANCE VP
SPGR1         Premier Growth Portfolio (Class B) (2/00; 6/92)
STEC1         Technology Portfolio (Class B) (2/00; 1/96)
SUGH1         U.S. Government/High Grade Securities Portfolio
              (Class B) (2/00; 9/92)
             BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund - Insurance Shares (2/00; 10/98)
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)(c)
             FIDELITY VIP
SGRI1         Growth & Income Portfolio (Service Class) (2/00; 12/96)(d)
SMDC1         Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)
SOVS1         Overseas Portfolio (Service Class) (2/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
SRES1         Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)
SMSS1         Mutual Shares Securities Fund - Class 2 (2/00; 11/96)(e)
SISC1         Templeton International Smaller Companies Fund -
              Class 2 (2/00; 5/96)(e)
             GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)
SGLI1         Global Income Fund (2/00; 1/98)
SIEQ1         International Equity Fund (2/00; 1/98)
SITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option B For Periods Ending
Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP1         Aggressive Growth Portfolio:
              Service Shares (2/00; 9/93)(b),(h)
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)
SGRP1         Growth Portfolio:
              Service Shares (2/00; 9/93)(h)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(h)
             J.P. MORGAN
SUDE1         U.S. Disciplined Equity Portfolio (2/00; 1/95)
             LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)
SRIE1         International Equity Portfolio (2/00; 9/98)
             MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)
SRSS1         Research Series - Initial Class (2/00; 7/95)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)
             ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)(i)
SPRM1         Small-Cap Portfolio (2/00; 12/96)
             THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)
             WANGER
SISM1         International Small Cap (2/00; 5/95)
SUSC1         U.S. Small Cap (2/00; 5/95)
             WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(j)

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

 [To be updated upon amendment.]

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B For Periods
Ending Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(b)
SBND1         Bond Fund (2/00; 10/81)
SCAR1         Capital Resource Fund (2/00; 10/81)
SCMG1         Cash Management Fund (2/00; 10/81)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)
SEXI1         Extra Income Fund (2/00; 5/96)
SFDI1         Federal Income Fund (2/00; 9/99)
SGRO1         Growth Fund (2/00; 9/99)
SMGD1         Managed Fund (2/00; 4/86)
SNDM1         New Dimensions Fund(R) (2/00; 5/96)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)
             AIM V.I.
SCAP1         Capital Appreciation Fund (2/00; 5/93)
SCDV1         Capital Development Fund (2/00; 5/98)
SVAL1         Value Fund (2/00; 5/93)
             ALLIANCE VP
SPGR1         Premier Growth Portfolio (Class B) (2/00; 6/92)
STEC1         Technology Portfolio (Class B) (2/00; 1/96)
SUGH1         U.S. Government/High Grade Securities Portfolio
              (Class B) (2/00; 9/92)
             BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund - Insurance Shares (2/00; 10/98)
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)(c)
             FIDELITY VIP
SGRI1         Growth & Income Portfolio (Service Class) (2/00; 12/96)(d)
SMDC1         Mid Cap Portfolio (Service Class) (2/00; 12/98)(d)
SOVS1         Overseas Portfolio (Service Class) (2/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
SRES1         Franklin Real Estate Fund - Class 2 (2//00; 1/89)(e)
SMSS1         Mutual Shares Securities Fund - Class 2 (2/00; 11/96)(e)
SISC1         Templeton International Smaller Companies Fund -
              Class 2 (2/00; 5/96)(e)
             GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)(f)
SGLI1         Global Income Fund (2/00; 1/98)
SIEQ1         International Equity Fund (2/00; 1/98)
SITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option B For Periods
Ending Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP1         Aggressive Growth Portfolio:
              Service Shares (2/00; 9/93)(b),(h)
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)
SGRP1         Growth Portfolio:
              Service Shares (2/00; 9/93)(h)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(h)
             J.P. MORGAN
SUDE1         U.S. Disciplined Equity Portfolio (2/00; 1/95)
             LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)
SRIE1         International Equity Portfolio (2/00; 9/98)
             MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)
SRSS1         Research Series - Initial Class (2/00; 7/95)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)
             ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)(i)
SPRM1         Small-Cap Portfolio (2/00; 12/96)
             THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)
             WANGER
SISM1         International Small Cap (2/00; 5/95)
SUSC1         U.S. Small Cap (2/00; 5/95)
             WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(j)

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.45% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A and Benefit Protector(SM)
Plus Rider For Periods Ending Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)                                       --%        --%
SBND2         Bond Fund (5/00; 10/81)
WCAR3         Capital Resource Fund (3/00; 10/81)
SCMG2         Cash Management Fund (5/00; 10/81)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                                     --         --
WEXI3         Extra Income Fund (3/00; 5/96)                                                  --         --
WFDI3         Federal Income Fund (3/00; 9/99)                                                --         --
SGRO2         Growth Fund (5/00; 9/99)                                                        --         --
SGMD2         Managed Fund (5/00; 4/86)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)                                             --         --
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                           --         --
             AIM V.I.
WCAP3         Capital Appreciation Fund (3/00; 5/93)                                                     --
SCDV2         Capital Development Fund (5/00; 5/98)                                           --         --
WVAL3         Value Fund (3/00; 5/93)                                                                    --
             ALLIANCE VP
SPGR2         Premier Growth Portfolio (Class B) (5/00; 6/92)                                            --
STEC2         Technology Portfolio (Class B) (5/00; 1/96)                                     --         --
SUGH2         U.S. Government/High Grade Securities Portfolio
              (Class B) (5/00; 9/92)                                                                     --
             BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund - Insurance Shares (5/00; 10/98)                                  --           --
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)(c)                                       --         --
             FIDELITY VIP
SGRI2         Growth & Income Portfolio (Service Class) (5/00; 12/96)(d)                                 --           --
SMDC2         Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)                              --         --
SOVS2         Overseas Portfolio (Service Class) (5/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(e)                                   --           --
SISC2         Templeton International Smaller Companies Fund -
              Class 2 (5/00; 5/96)(e)                                                         --         --
             GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                                --         --
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)                                       --         --
WGLI3         Global Income Fund (3/00; 1/98)                                                 --         --
SIEQ2         International Equity Fund (5/00; 1/98)                                          --         --
SITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)                                    --         --             (g)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A and Benefit Protector(SM)
Plus Rider For Periods Ending Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP2         Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(b),(h)                                                         --
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)                                                  --         --              (g)
SGRP2         Growth Portfolio:
              Service Shares (5/00; 9/93)(h)                                                             --
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(h)                                                             --
             J.P. MORGAN
SUDE2         U.S. Disciplined Equity Portfolio (5/00; 1/95)                                             --
             LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                                   --         --
SRIE2         International Equity Portfolio (5/00; 9/98)                                     --         --
             MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                               --         --
SRSS2         Research Series - Initial Class (5/00; 7/95)                                               --
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                                              --
             ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)(i)                                            --         --
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                               --         --
             THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                                    --         --
             WANGER
SISM2         International Small Cap (5/00; 5/95)                                                       --
SUSC2         U.S. Small Cap (5/00; 5/95)                                                                --
             WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(j)                                              --         --

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)                                        --%        --%
SBND2         Bond Fund (5/00; 10/81)
WCAR3         Capital Resource Fund (3/00; 10/81)
SCMG2         Cash Management Fund (5/00; 10/81)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                                     --         --
WEXI3         Extra Income Fund (3/00; 5/96)                                                  --         --
WFDI3         Federal Income Fund (3/00; 9/99)                                                --         --
SGRO2         Growth Fund (5/00; 9/99)                                                        --         --
SGMD2         Managed Fund (5/00; 4/86)
WNDM3         New Dimensions Fund(R) (3/00; 5/96)                                             --         --
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                           --         --
             AIM V.I.
WCAP3         Capital Appreciation Fund (3/00; 5/93)                                                     --
SCDV2         Capital Development Fund (5/00; 5/98)                                           --         --
WVAL3         Value Fund (3/00; 5/93)                                                                    --
             ALLIANCE VP
SPGR2         Premier Growth Portfolio (Class B) (5/00; 6/92)                                            --
STEC2         Technology Portfolio (Class B) (5/00; 1/96)                                     --         --
SUGH2         U.S. Government/High Grade Securities Portfolio
              (Class B) (5/00; 9/92)                                                                     --
             BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund - Insurance Shares (5/00; 10/98)                                  --           --
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)(c)                                       --         --
             FIDELITY VIP
SGRI2         Growth & Income Portfolio (Service Class) (5/00; 12/96)(d)                                 --           --
SMDC2         Mid Cap Portfolio (Service Class) (5/00; 12/98)(d)                              --         --
SOVS2         Overseas Portfolio (Service Class) (5/00; 1/87)(d)
             FRANKLIN TEMPLETON VIP TRUST
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(e)
WMSS3         Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(e)                                   --           --
SISC2         Templeton International Smaller Companies Fund -
              Class 2 (5/00; 5/96)(e)                                                         --         --
             GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                                --         --
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)                                       --         --
WGLI3         Global Income Fund (3/00; 1/98)                                                 --         --
SIEQ2         International Equity Fund (5/00; 1/98)                                          --         --
SITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(f)                                    --         --           (g)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------




Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A and Benefit
Protector(SM) Plus Rider For Periods Ending Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP2         Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(h)                                                             --
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)                                                  --         --            (g)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(h)                                           --
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(h)                                                             --
             J.P. MORGAN
SUDE2         U.S. Disciplined Equity Portfolio (5/00; 1/95)                                             --
             LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                                   --         --
SRIE2         International Equity Portfolio (5/00; 9/98)                                     --         --
             MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                               --         --
SRSS2         Research Series - Initial Class (5/00; 7/95)                                               --
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                                              --
             ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)(i)                                            --         --
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                               --         --
             THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                                    --         --
             WANGER
SISM2         International Small Cap (5/00; 5/95)                                                       --
SUSC2         U.S. Small Cap (5/00; 5/95)                                                                --
             WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(j)                                              --         --

Current applicable charges deducted from performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With  Withdrawal and Selection of Death Benefit Option A For Periods Ending Dec.
31, 2000


                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)    -15.28%             -18.12%         --%        --%       -5.78%

SBND2         Bond Fund (5/00; 10/81)                      -2.36               -3.68        2.00       6.67         8.75
WCAR3         Capital Resource Fund (3/00; 10/81)         -23.01              -24.41        8.52      11.54        12.20
SCMG2         Cash Management Fund (5/00; 10/81)           -4.40               -3.29        2.36       3.12         4.93
WDEI3         Diversified Equity Income Fund (3/00; 9/99)   0.09               -9.29          --         --        -4.19
WEXI3         Extra Income Fund (3/00; 5/96)              -16.90              -17.03          --         --        -0.77
WFDI3         Federal Income Fund (3/00; 9/99)             -1.04               -0.90          --         --        -0.76
SGRO2         Growth Fund (5/00; 9/99)                    -31.47              -26.07          --         --        -8.87
SGMD2         Managed Fund (5/00; 4/86)                   -12.28              -10.70       10.04      11.21        10.10
WNDM3         New Dimensions Fund(R) (3/00; 5/96)         -19.98              -16.81          --         --        15.09
WSCA3         Small Cap Advantage Fund (3/00; 9/99)       -16.75               -4.80          --         --         5.94
             AIM V.I.
WCAP3         Capital Appreciation Fund (3/00; 5/93)      -30.12              -18.47       12.88         --        15.40
SCDV2         Capital Development Fund (5/00; 5/98)       -11.30               -0.18          --         --         6.15
WVAL3         Value Fund (3/00; 5/93)                     -24.83              -21.86       13.30         --        15.35
             ALLIANCE VP
SPGR2         Premier Growth Portfolio (Class B)
              (5/00; 6/92)                                -26.97              -23.79       19.21         --        18.40
STEC2         Technology Portfolio (Class B)
              (5/00; 1/96)                                -39.77              -28.23          --         --        19.12
SUGH2         U.S. Government/High Grade Securities
              Portfolio (Class B) (5/00; 9/92)             -5.96                1.25        2.60         --         4.13
             BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)              -13.77              -10.97          --         --        23.71
             CREDIT SUISSE WARBURG PINCUS TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)(c)   -16.54               -9.95          --         --        14.72

             FIDELITY VIP
SGRI2         Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(d)             -9.07              -11.93          --         --        11.71
SMDC2         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(d)                              3.47               23.55          --         --        37.96
SOVS2         Overseas Portfolio (Service Class)
              (5/00; 1/87)(d)                             -22.12              -25.95        7.69       7.60         6.68

             FRANKLIN TEMPLETON VIP TRUST
WRES3         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(e)                      25.29               21.63        7.77      11.78         8.76
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(e)                      9.44                3.55          --         --         8.51
SISC2         Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(e)    -10.60               -9.69          --         --         0.84
             GOLDMAN SACHS VIT

SCGR2         Capital Growth Fund (5/00; 4/98)            -15.98              -15.81          --         --         6.87

WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)   -14.97              -17.30          --         --         5.06
WGLI3         Global Income Fund (3/00; 1/98)              -1.21               -0.37          --         --         1.25
SIEQ2         International Equity Fund (5/00; 1/98)      -18.86              -20.53          --         --         7.16
SITO2         Internet Tollkeeper Fund(SM)
              (5/00; 4/00)(f)                             -37.34                  --          --         --       -37.23(g)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
With Withdrawal and Selection of Death Benefit Option A For Periods Ending
Dec. 31, 2000 (continued)

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP2         Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(b),(h)          -37.26%             -37.38%      17.39%        --%      20.17%

SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)              -37.47                  --          --         --      -39.46(g)
SGRP2         Growth Portfolio: Service Shares
              (5/00; 9/93)(h)                             -24.97              -21.94       15.65         --        15.11
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(h)              -26.78              -23.20       20.63         --        18.42
             J.P. MORGAN
SUDE2         U.S. Disciplined Equity Portfolio
              (5/00; 1/95)                                -18.00              -18.54       12.19         --        15.52
             LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                -7.91               -8.68          --         --         2.34
SRIE2         International Equity Portfolio
              (5/00; 9/98)                                -11.91              -17.31          --         --         4.57
             MFS(R)
SNDS2         New Discovery Series -
              Initial Class (5/00; 5/98)                  -13.93              -10.38          --         --        18.92
SRSS2         Research Series -
              Initial Class (5/00; 7/95)                  -17.26              -12.97       13.91         --        14.88
WUTS3         Utilities Series -
              Initial Class (3/00; 1/95)                  -13.72               -2.17       18.38         --        20.77
             ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)(i)          3.89                8.78          --         --        14.74
SPRM2         Small-Cap Portfolio (5/00; 12/96)             6.30               23.36          --         --        13.77
             THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                 19.56               30.41          --         --        31.12
             WANGER
SISM2         International Small Cap (5/00; 5/95)        -33.99              -34.20       17.31         --        21.34
SUSC2         U.S. Small Cap (5/00; 5/95)                  -4.62              -14.27       16.27         --        17.22
             WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(j)            4.60               -6.71          --         --        11.01

Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchased payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIPMid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A For Periods
Ending Dec. 31, 2000

                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)     -8.78%             -11.87%         --%        --%       -0.30%

SBND2         Bond Fund (5/00; 10/81)                       5.26                3.83        3.27       6.67         8.75
WCAR3         Capital Resource Fund (3/00; 10/81)         -17.18              -18.71        9.51      11.54        12.20
SCMG2         Cash Management Fund (5/00; 10/81)            3.05                4.25        3.60       3.12         4.93
WDEI3         Diversified Equity Income Fund (3/00; 9/99)   7.92               -2.27          --         --         1.49
WEXI3         Extra Income Fund (3/00; 5/96)              -10.55              -10.68          --         --         0.61
WFDI3         Federal Income Fund (3/00; 9/99)              6.69                6.85          --         --         5.16
SGRO2         Growth Fund (5/00; 9/99)                    -26.38              -20.51          --         --        -3.73
SGMD2         Managed Fund (5/00; 4/86)                    -5.53               -3.81       10.98      11.21        10.10
WNDM3         New Dimensions Fund(R) (3/00; 5/96)         -13.89              -10.44          --         --        15.97
WSCA3         Small Cap Advantage Fund (3/00; 9/99)       -10.38                2.61          --         --        11.96
             AIM V.I.
WCAP3         Capital Appreciation Fund (3/00; 5/93)      -24.92              -12.25       13.73         --        15.60
SCDV2         Capital Development Fund (5/00; 5/98)        -4.46                7.63          --         --         8.80
WVAL3         Value Fund (3/00; 5/93)                     -19.16              -15.93       14.14         --        15.55
             ALLIANCE VP
SPGR2         Premier Growth Portfolio (Class B)
              (5/00; 6/92)                                -21.48              -18.03       19.90         --        18.46
STEC2         Technology Portfolio (Class B)
              (5/00; 1/96)                                -35.40              -22.86          --         --        19.81
SUGH2         U.S. Government/High Grade Securities
              Portfolio (Class B) (5/00; 9/92)              1.35                9.18        3.83         --         4.31
             BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)               -7.14               -4.10          --         --        26.40
             CREDIT SUISSE WARBURG PINCUS TRUST -

SEGR2         Emerging Growth Portfolio (5/00; 9/99)(c)   -10.15               -2.99          --         --        20.57
             FIDELITY VIP
SGRI2         Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(d)             -2.03               -5.15          --         --        12.94
SMDC2         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(d)                             11.47               31.55          --         --        40.80
SOVS2         Overseas Portfolio (Service Class)
              (5/00; 1/87)(d)                             -16.22              -20.38        8.71       7.60         6.68

             FRANKLIN TEMPLETON VIP TRUST
WRES3         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(e)                      33.29               29.63        8.79      11.78         8.76
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(e)                     17.44               11.55          --         --         9.79
SISC2         Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(e)     -3.69               -2.71          --         --         2.25
             GOLDMAN SACHS VIT

SCGR2         Capital Growth Fund (5/00; 4/98)             -9.54               -9.35          --         --         9.49

WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(f)    -8.45              -10.98          --         --         7.53
WGLI3         Global Income Fund (3/00; 1/98)               6.51                7.42          --         --         3.82
SIEQ2         International Equity Fund (5/00; 1/98)      -12.67              -14.49          --         --         9.46
SITO2         Internet Tollkeeper Fund(SM)
              (5/00; 4/00)(f)                             -32.76                  --          --         --       -32.64(g)

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return (Without Purchase Payment Credits) For Annuities
Without Withdrawal and Selection of Death Benefit Option A For Periods
Ending Dec. 31, 2000 (continued)


                                                      Performance since                Performance of the fund
                                                       commencement of                                             Since
Subaccount   Investing In:                            the subaccount(a)       1 Year      5 Years    10 Years  commencement
             JANUS ASPEN SERIES
SAGP2         Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(b),(h)          -32.67%             -32.80%      18.12%        --%       20.34%

SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(h)              -32.90                  --          --         --       -35.07(g)
SGRP2         Growth Portfolio:
              Service Shares (5/00; 9/93)(g)              -19.31              -16.03       16.42         --        15.34
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(h)              -21.28              -17.39       21.29         --        18.77
             J.P. MORGAN
SUDE2         U.S. Disciplined Equity Portfolio
              (5/00; 1/95)                                -11.74              -12.32       13.06         --        16.00
             LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                -0.77               -1.61          --         --         5.03
SRIE2         International Equity Portfolio
              (5/00; 9/98)                                 -5.12              -10.99          --         --         7.73
             MFS(R)
SNDS2         New Discovery Series -
              Initial Class (5/00; 5/98)                   -7.31               -3.45          --         --        21.13
SRSS2         Research Series -
              Initial Class (5/00; 7/95)                  -10.94               -6.27       14.73         --        15.47
WUTS3         Utilities Series -
              Initial Class (3/00; 1/95)                   -7.08                5.46       19.08         --        21.16
             ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)(i)         11.89               16.78          --         --        15.87
SPRM2         Small-Cap Portfolio (5/00; 12/96)            14.30               31.36          --         --        14.94
             THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                 27.56               38.41          --         --        36.88
             WANGER
SISM2         International Small Cap (5/00; 5/95)        -29.12              -29.35       18.04         --        21.76
SUSC2         U.S. Small Cap (5/00; 5/95)                   2.80               -7.68       17.02         --        17.72
             WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(j)           12.60                0.53          --         --        12.02


Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(a) Cumulative return (not annualized) since the commencement date of the subaccount.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Previously named Warburg Pincus Trust - Emerging Growth Portfolio.
(d) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects all future performance.
(f) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(g) Cumulative return (not annualized) since the commencement date of the fund.
(h) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(i) Previously named Royce Premier Portfolio.
(j) Performance periods prior to Sept. 20, 1999, reflect performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee and the applicable mortality and expense risk fee. We may also show return figures without deduction of the Guaranteed Minimum Income Benefit Rider fee and the Benefit Protector Plus Death Benefit Rider fee.


CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable withdrawal charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount    Investing in:                                            Simple yield       Compound yield

SCMG1         AXP(R) Variable Portfolio - Cash Management Fund             4.33%                4.22

SCMG2         AXP(R) Variable Portfolio - Cash Management Fund             4.45                 4.55

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount    Investing in:                                                           Simple yield

SBND1         AXP(R) Variable Portfolio - Bond Fund                                      6.84%
SBND2         AXP(R) Variable Portfolio - Bond Fund                                      7.13
SDEI1         AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.00
WDEI3         AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.00
SEXI1         AXP(R) Variable Portfolio - Extra Income Fund                             10.37
WEXI3         AXP(R) Variable Portfolio - Extra Income Fund                             10.34
SFDI1         AXP(R) Variable Portfolio - Federal Income Fund                            4.11
WFDI3         AXP(R) Variable Portfolio - Federal Income Fund                            5.25

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts
THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

American Express Signature One Variable Annuity
     American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor
We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


Principal Underwriter

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381.

The contract was new as of 2000 and, therefore, we do not have three years of history for withdrawal charges received and commissions paid.

Independent Auditors
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity(SM)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM (comprised of subaccounts SBCA1, WBCA3, SBND1, SBND2, SCAR1, WCAR3, SCMG1, SCMG2, SDEI1, WDEI3, SEXI1,
WEXI3,  SFDI1,  WFDI3,  SGRO1,  SGRO2, SMGD1, SMGD2, SNDM1, WNDM3, SSCA1, WSCA3,
SCAP1,  WCAP3,  SCDV1,  SCDV2,  SVAL1, WVAL3, SPGR1, SPGR2, STEC1, STEC2, SUGH1,
SUGH2,  SCAS1,  SCAS2,  SEGR1,  SEGR2, SGRI1, SGRI2, SMDC1, SMDC2, SOVS1, SOVS2,
SRES1,  WRES3,  SMSS1,  WMSS3,  SISC1, SISC2, SCGR1, SCGR2, SUSE1, WUSE3, SGLI1,
WGLI3,  SIEQ1,  SIEQ2,  SITO1,  SITO2, SAGP1, SAGP2, SGLT1, SGLT2, SGRP1, SGRP2,
SINT1,  SINT2,  SUDE1,  SUDE2,  SREQ1, SREQ2, SRIE1, SRIE2, SNDS1, SNDS2, SRSS1,
SRSS2,  SUTS1,  WUTS3,  SMCC1,  SMCC2, SPRM1, SPRM2, SVLU1, SVLU2, SISM1, SISM2,
SUSC1, SUSC2, SEQI1 and WEQI3) as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity SM at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SBCA1        WBCA3        SBND1        SBND2        SCAR1        WCAR3         SCMG1        SCMG2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $737,134     $795,249     $697,978      $64,239     $783,608     $480,869   $11,570,317   $2,669,821
                            --------     --------     --------      -------     --------     --------   -----------   ----------
   at market value          $674,997     $721,114     $707,009      $65,343     $666,028     $396,867   $11,570,583   $2,669,900
Dividends receivable              --           --        3,894          346           --           --        61,516       13,019
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             13,597           --           --           --           --           --       217,933           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                 688,594      721,114      710,903       65,689      666,028      396,867    11,850,032    2,682,919
                             =======      =======      =======       ======      =======      =======    ==========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              700          740          782           64          765          408        14,876        2,933
   Issue and
   adminstrative
   expense charge                 72           82           81            7           79           46         1,539          326
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                772          822          863           71          844          454        16,415        3,259
                                 ---          ---          ---           --          ---          ---        ------        -----
Net assets
applicable to
contracts in
accumulation period         $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========
Accumulation units
outstanding                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========
Net asset value per
accumulation unit              $0.93        $0.91        $1.03        $1.03        $0.85        $0.83         $1.03        $1.03
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SDEI1        WDEI3        SEXI1        WEXI3        SFDI1        WFDI3         SGRO1        SGRO2
Investments in shares
of mutual funds
and portfolios:
   at cost                   $53,914      $69,227     $374,216     $295,174      $25,612     $269,581      $531,572     $189,802
                             -------      -------     --------     --------      -------     --------      --------     --------
   at market value           $55,735      $71,355     $340,308     $266,967      $25,789     $274,491      $411,514     $155,255
Dividends receivable              --           --        2,820        2,260           63        1,159            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --       10,619        16,113           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total assets                  55,735       71,355      343,128      269,227       25,852      286,269       427,627      155,255
                              ======       ======      =======      =======       ======      =======       =======      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee               40           51          380          286           15          280           467          167
   Issue and
   adminstrative
   expense charge                  4            6           39           32            2           31            48           18
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
Total liabilities                 44           57          419          318           17          311           515          185
                                  --           --          ---          ---           --          ---           ---          ---
Net assets
applicable to
contracts in
accumulation period          $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========
Accumulation units
outstanding                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======
Net asset value per
accumulation unit              $1.07        $1.08        $0.88        $0.87        $1.06        $1.05         $0.77        $0.74
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMGD1        SMGD2        SNDM1        WNDM3        SSCA1        WSCA3         SCAP1        WCAP3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $649,701      $50,693   $2,561,956   $2,118,023     $156,861     $157,010    $9,655,332   $5,591,320
                            --------      -------   ----------   ----------     --------     --------    ----------   ----------
   at market value          $602,092      $48,046   $2,216,398   $1,836,372     $147,169     $155,370    $7,807,910   $4,680,271
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       10,457           --           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                 --           --           --           --           --           --       158,954       42,799
                               -----        -----        -----        -----        -----        -----       -------       ------
Total assets                 602,092       48,046    2,226,855    1,836,372      147,169      155,370     7,966,864    4,723,070
                             =======       ======    =========    =========      =======      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              614           37        2,290        1,843          169          159         8,971        4,953
   Issue and
   adminstrative
   expense charge                 64            4          237          205           17           18           928          550
   Contract terminations          --           --           --           --           --           --       751,474      447,353
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                678           41        2,527        2,048          186          177       761,373      452,856
                                 ---           --        -----        -----          ---          ---       -------      -------
Net assets
applicable to
contracts in
accumulation period         $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========
Accumulation units
outstanding                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========
Net asset value per
accumulation unit              $0.98        $0.94        $0.90        $0.86        $1.00        $0.90         $0.83        $0.75
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SCDV1        SCDV2        SVAL1        WVAL3        SPGR1        SPGR2         STEC1        STEC2
Investments in
shares of mutual
funds and portfolios:
   at cost                $3,715,799     $831,133  $10,452,824   $5,677,343   $9,263,896   $1,762,470    $9,827,283   $2,823,488
                          ----------     --------  -----------   ----------   ----------   ----------    ----------   ----------
   at market value        $3,604,268     $833,795   $8,885,703   $5,001,448   $8,100,511   $1,523,838    $7,108,159   $2,126,464
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --       20,255       35,693           --           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             73,011          994       11,062        5,583        9,210        1,593        73,599       21,687
                              ------          ---       ------        -----        -----        -----        ------       ------
Total assets               3,677,279      834,789    8,917,020    5,042,724    8,109,721    1,525,431     7,181,758    2,148,151
                           =========      =======    =========    =========    =========    =========     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee            4,198          895       10,025        5,025        7,582        1,434         8,257        2,338
   Issue and
   adminstrative
   expense charge                435           99        1,037          558          785          159           855          260
   Contract
   terminations              153,599        9,261           --           --       88,956        8,203       528,602      275,865
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       20,255       19,748           --           --            --           --
                               -----        -----       ------       ------        -----        -----         -----        -----
Total liabilities            158,232       10,255       31,317       25,331       97,323        9,796       537,714      278,463
                             -------       ------       ------       ------       ------        -----       -------      -------
Net assets
applicable to
contracts in
accumulation period       $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========
Accumulation units
outstanding                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.97        $0.97        $0.83        $0.81        $0.86        $0.80         $0.70        $0.65
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SUGH1        SUGH2        SCAS1        SCAS2        SEGR1        SEGR2         SGRI1        SGRI2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $334,245     $388,973     $645,858      $42,572   $1,408,026     $100,307    $2,314,057     $640,096
                            --------     --------     --------      -------   ----------     --------    ----------     --------
   at market value          $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
Dividends receivable              --           --           --           --        1,093           77            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --           --         8,508           --
Receivable from
mutual funds and
portfolios for
share redemptions                415          479          746           51        1,033           82         2,637          712
                                 ---          ---          ---           --        -----           --         -----          ---
Total assets                 350,036      410,555      641,153       42,208    1,366,674       96,163     2,288,011      630,214
                             =======      =======      =======       ======    =========       ======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              376          431          676           46          936           74         2,390          641
   Issue and
   adminstrative
   expense charge                 39           48           70            5           97            8           247           71
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --        1,093           77         8,508           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                415          479          746           51        2,126          159        11,145          712
                                 ---          ---          ---           --        -----          ---        ------          ---
Net assets
applicable to
contracts in
accumulation period         $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========
Accumulation units
outstanding                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======
Net asset value per
accumulation unit              $1.09        $1.01        $0.96        $0.95        $0.83        $0.93         $1.01        $0.99
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMDC1        SMDC2        SOVS1        SOVS2        SRES1        WRES3         SMSS1        WMSS3
Investments in shares
of mutual funds
and portfolios:
   at cost               $10,972,287   $3,851,423   $  883,010     $476,740     $187,003     $ 53,495       $88,728      $41,172
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $11,458,736   $4,069,055   $  848,407     $429,796     $192,867     $ 55,305       $93,652      $43,361
Dividends receivable          39,807       14,076           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             56,178       96,590           --           --      231,376       76,407            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             79,526       10,853        1,053          481          178           32           116           46
                              ------       ------        -----          ---          ---           --           ---           --
Total assets              11,634,247    4,190,574      849,460      430,277      424,421      131,744        93,768       43,407
                          ==========    =========      =======      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           12,606        4,287          954          433          162           29           105           41
   Issue and
   adminstrative
   expense charge              1,305          477           99           48           17            3            11            5
   Contract terminations      65,615        6,089           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     39,807       14,076           --           --       70,144       23,051            --           --
                              ------       ------        -----        -----       ------       ------         -----        -----
Total liabilities            119,333       24,929        1,053          481       70,323       23,083           116           46
                             -------       ------        -----          ---       ------       ------           ---           --
Net assets applicable
to contracts in
accumulation period      $11,514,914   $4,165,645   $  848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======
Net asset value per
accumulation unit        $      1.14   $     1.14   $     0.80     $   0.85     $   1.32     $   1.18       $  1.19      $  1.11
                         ===========   ==========   ==========     ========     ========     ========       =======      =======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SISC1        SISC2        SCGR1        SCGR2        SUSE1        WUSE3         SGLI1        WGLI3
Investments in shares
of mutual funds
and portfolios:
   at cost                  $199,647      $31,317   $1,259,604      $90,434   $1,895,833     $585,045      $292,158      $65,737
                            --------      -------   ----------      -------   ----------     --------      --------      -------
   at market value          $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $537,553      $279,026      $62,002
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --           --           --        1,368            --           --
Receivable from
mutual funds and
portfolios for
share redemptions                243           37        6,115          126        2,233          603           349           66
                                 ---           --        -----          ---        -----          ---           ---           --
Total assets                 191,688       31,325    1,100,803       81,220    1,790,379      539,524       279,375       62,068
                             =======       ======    =========       ======    =========      =======       =======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              220           33        1,239          113        2,024          542           316           59
   Issue and
   adminstrative
   expense charge                 23            4          128           13          209           60            33            7
   Contract terminations          --           --        4,748           --           --           --         1,556           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Total liabilities                243           37        6,115          126        2,233          602         1,905           66
                                 ---           --        -----          ---        -----          ---         -----           --
Net assets
applicable to
contracts in
accumulation period         $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======
Accumulation units
outstanding                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======
Net asset value per
accumulation unit              $0.96        $0.96        $0.95        $0.91        $0.94        $0.92         $1.07        $1.07
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SIEQ1        SIEQ2        SITO1        SITO2        SAGP1        SAGP2         SGLT1        SGLT2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $593,069      $74,533   $2,147,181     $392,083   $7,148,970   $1,028,306    $3,453,771     $752,388
                            --------      -------   ----------     --------   ----------   ----------    ----------     --------
   at market value          $525,973      $67,507   $1,520,241     $282,777   $5,106,539     $765,327    $2,632,691     $523,174
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --            --          --       38,187           --        17,094           --
Receivable from
mutual funds and
portfolios for
share redemptions              3,157           81        1,965          316        6,263          896         3,483          673
                               -----           --        -----          ---        -----          ---         -----          ---
Total assets                 529,130       67,588    1,522,206      283,093    5,150,989      766,223     2,653,268      523,847
                             =======       ======    =========      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              600           73        1,781          284        5,676          806         3,156          606
   Issue and
   adminstrative
   expense charge                 62            8          184           32          587           90          327            67
   Contract terminations       2,495           --           --           --           --       29,903            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --       32,977           --        17,094           --
                               -----        -----        -----        -----       ------        -----        ------        -----
Total liabilities              3,157           81        1,965          316       39,240       30,799        20,577          673
                               -----           --        -----          ---       ------       ------        ------          ---
Net assets
applicable to
contracts in
accumulation period         $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======
Net asset value per
accumulation unit              $0.85        $0.88        $0.67        $0.67        $0.58        $0.70         $0.68        $0.68
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SGRP1        SGRP2        SINT1        SINT2        SUDE1        SUDE2         SREQ1        SREQ2
Investments in shares
of mutual funds
and portfolios:
   at cost               $12,050,399   $4,208,085   $6,279,291     $976,299     $702,695     $221,257       $84,968      $19,765
                         -----------   ----------   ----------     --------     --------     --------       -------      -------
   at market value       $10,121,092   $3,616,197   $5,312,444     $856,833     $649,819     $201,623       $75,663      $17,993
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments             11,221           --       19,691           --       10,739           --            --           --
Receivable from
mutual funds and
portfolios for
share redemptions             12,634       33,598        6,590        1,081          763          231            75           21
                              ------       ------        -----        -----          ---          ---            --           --
Total assets              10,144,947    3,649,795    5,338,725      857,914      661,321      201,854        75,738       18,014
                          ==========    =========    =========      =======      =======      =======        ======       ======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee           11,449        3,854        5,972          973          692          208            68           19
   Issue and
   adminstrative
   expense charge              1,185          428          618          108           71           23             7            2
   Contract terminations     174,768      106,383           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                     11,221           --       14,138           --       10,739           --            --           --
                              ------        -----       ------        -----       ------        -----         -----        -----
Total liabilities            198,623      110,665       20,728        1,081       11,502          231            75           21
                             -------      -------       ------        -----       ------          ---            --           --
Net assets
applicable to
contracts in
accumulation period       $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======
Accumulation units
outstanding               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======
Net asset value per
accumulation unit              $0.81        $0.82        $0.73        $0.80        $0.93        $0.89         $1.08        $1.00
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SRIE1        SRIE2        SNDS1        SNDS2        SRSS1        SRSS2         SUTS1        WUTS3
Investments in shares
of mutual funds
and portfolios:
   at cost                   $97,983      $10,498   $4,794,472   $1,282,633   $3,148,471     $980,721    $3,388,535   $1,496,365
                             -------      -------   ----------   ----------   ----------     --------    ----------   ----------
   at market value           $95,318      $10,544   $4,490,857   $1,231,990   $2,820,793     $912,554    $3,416,217   $1,512,108
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --          276           --           --           --        81,474       24,579
Receivable from
mutual funds and
portfolios for
share redemptions                123            8        6,327        1,434       10,197        1,047         3,709        1,617
                                 ---            -        -----        -----       ------        -----         -----        -----
Total assets                  95,441       10,552    4,497,460    1,233,424    2,830,990      913,601     3,501,400    1,538,304
                              ======       ======    =========    =========    =========      =======     =========    =========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              112            7        4,949        1,291        3,110          942         3,361        1,455
   Issue and
   adminstrative
   expense charge                 11            1          512          143          322          105           348          162
   Contract terminations          --           --          866           --        6,765           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --           --           --           --           --           550       23,051
                               -----        -----        -----        -----        -----        -----         -----       ------
Total liabilities                123            8        6,327        1,434       10,197        1,047         4,259       24,668
                                 ---            -        -----        -----       ------        -----         -----       ------
Net assets
applicable to
contracts in
accumulation period          $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========
Accumulation units
outstanding                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========
Net asset value per
accumulation unit              $0.95        $0.95        $0.88        $0.95        $0.95        $0.90         $0.98        $0.85
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                         SMCC1        SMCC2        SPRM1        SPRM2        SVLU1        SVLU2         SISM1        SISM2
Investments in shares
of mutual funds
and portfolios:
   at cost                  $577,367     $190,887     $409,648      $43,045     $477,971     $207,313    $1,207,409     $399,316
                            --------     --------     --------      -------     --------     --------    ----------     --------
   at market value          $580,432     $195,171     $411,866      $43,370     $514,677     $226,197    $1,000,929     $307,157
Dividends receivable              --           --           --           --           --           --            --           --
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --      504,454      307,262      649,134      422,689           683           --
Receivable from
mutual funds and
portfolios for
share redemptions                739          200          382           24          486          247         1,069          370
                                 ---          ---          ---           --          ---          ---         -----          ---
Total assets                 581,171      195,371      916,702      350,656    1,164,297      649,133     1,002,681      307,527
                             =======      =======      =======      =======    =========      =======     =========      =======

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              670          180          346           22          440          222           969          333
   Issue and
   adminstrative
   expense charge                 69           20           36            2           46           25           100           37
   Contract terminations          --           --           --           --           --           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                         --           --       64,717       23,051       70,145       23,050            --           --
                               -----        -----       ------       ------       ------       ------         -----        -----
Total liabilities                739          200       65,099       23,075       70,631       23,297         1,069          370
                                 ---          ---       ------       ------       ------       ------         -----          ---
Net assets
applicable to
contracts in
accumulation period         $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========
Accumulation units
outstanding                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======
Net asset value per
accumulation unit              $1.18        $1.13        $1.33        $1.15        $1.39        $1.29         $0.54        $0.71
                               =====        =====        =====        =====        =====        =====         =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000

                                              Segregated Asset Subaccounts
                                                                                 Combined
Assets                         SUSC1        SUSC2        SEQI1        WEQI3   Variable Account
Investments in shares
of mutual funds
and portfolios:
   at cost                  $397,901      $31,117      $52,673     $474,784     $171,553,381
                            --------      -------      -------     --------     ------------
   at market value          $422,391      $31,880      $53,297     $492,112     $151,862,424
Dividends receivable              --           --           --           --          140,130
Accounts receivable
from American
Enterprise Life
for contract
purchase payments                 --           --           --        2,701        2,885,278
Receivable from
mutual funds and
portfolios for
share redemptions                531           38           45          554          607,678
                                 ---           --           --          ---          -------
Total assets                 422,922       31,918       53,342      495,367      155,495,510
                             =======       ======       ======      =======      ===========

Liabilities
Payable to American
Enterprise Life for:
   Mortality and
   expense risk fee              481           34           41          499          166,158
   Issue and
   adminstrative
   expense charge                 50            4            4           55           17,501
   Contract terminations          --           --           --           --        2,662,501
Payable to mutual funds
and portfolios
for investments
purchased                         --           --           --           --          487,492
                               -----        -----        -----        -----        ---------
Total liabilities                531           38           45          554        3,333,652
                                 ---           --           --          ---        ---------
Net assets
applicable to
contracts in
accumulation period         $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============
Accumulation units
outstanding                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======
Net asset value per
accumulation unit              $0.80        $1.04        $1.13        $1.13
                               =====        =====        =====        =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Dividend income from
mutual funds
and portfolios                $1,523       $1,873      $18,221         $500      $74,653       $39,307     $343,760      $49,562
                              ------       ------      -------         ----      -------       -------     --------      -------
Expenses:
   Mortality and
   expense risk fee            2,895        3,193        4,017          110        2,557        1,370        85,021       11,219
   Administrative charge         299          355          412           12          263          152         8,729        1,243
                                 ---          ---          ---           --          ---          ---         -----        -----
Total expenses                 3,194        3,548        4,429          122        2,820        1,522        93,750       12,462
                               -----        -----        -----          ---        -----        -----        ------       ------
Investment income
(loss) - net                  (1,671)      (1,675)      13,792          378       71,833       37,785       250,010       37,100
                              ======       ======       ======          ===       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       103,210       33,032       28,036        1,661       48,487       26,151    32,589,690    7,049,993
   Cost of investments sold  111,811       33,668       27,749        1,672       54,389       28,322    32,591,422    7,049,972
                             -------       ------       ------        -----       ------       ------    ----------    ---------
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation of
investments                  (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net gain (loss)
on investments               (70,738)     (74,771)       9,318        1,093     (123,482)     (86,173)       (1,466)         100
                             -------      -------        -----        -----     --------      -------        ------          ---
Net increase (decrease)
in net assets resulting
from operations             $(72,409)    $(76,446)     $23,110       $1,471     $(51,649)    $(48,388)     $248,544      $37,200
                            ========     ========      =======       ======     ========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Dividend income
from mutual funds
and portfolios                   $47         $171      $12,877       $9,527         $138       $3,215           $--          $--
                                 ---         ----      -------       ------         ----       ------           ---          ---
Expenses:
   Mortality and
   expense risk fee               73          211        1,751        1,222           34          762         1,877          761
   Administrative charge           7           23          181          136            3           85           194           85
                                   -           --          ---          ---            -           --           ---           --
Total expenses                    80          234        1,932        1,358           37          847         2,071          846
                                  --          ---        -----        -----           --          ---         -----          ---
Investment income
(loss) - net                     (33)         (63)      10,945        8,169          101        2,368        (2,071)        (846)
                                 ===          ===       ======        =====          ===        =====        ======         ====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
   Proceeds from sales            35        1,982        9,275        7,120           20          724         4,563        6,063
   Cost of investments sold       36        2,046       10,013        7,413           20          719         4,974        6,541
                                  --        -----       ------        -----           --          ---         -----        -----
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)      (28,207)        177        4,910      (120,058)     (34,547)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net gain (loss)
on investments                 1,820        2,064      (34,646)      (28,500)        177        4,915      (120,469)     (35,025)
                               -----        -----      -------       -------         ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations               $1,787       $2,001     $(23,701)     $(20,331)       $278       $7,283     $(122,540)    $(35,871)
                              ======       ======     ========      ========        ====       ======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Dividend income from
mutual funds
and portfolios               $38,162       $1,967     $128,141     $113,407       $4,481       $4,388      $220,091     $130,071
                             -------       ------     --------     --------       ------       ------      --------     --------
Expenses:
   Mortality and
   expense risk fee            2,419          114        9,694        6,601          780          360        42,252       17,601
   Administrative charge         250           13        1,003          734           81           40         4,372        1,956
                                 ---           --        -----          ---           --           --         -----        -----
Total expenses                 2,669          127       10,697        7,335          861          400        46,624       19,557
                               -----          ---       ------        -----          ---          ---        ------       ------
Investment income
(loss) - net                  35,493        1,840      117,444      106,072        3,620        3,988       173,467      110,514
                              ======        =====      =======      =======        =====        =====       =======      =======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       392,220          144       93,117      243,885        3,413        8,588     1,065,356      747,414
   Cost of investments sold  405,725          152      105,645      258,686        3,600        8,998     1,232,449      822,390
                             -------          ---      -------      -------        -----        -----     ---------      -------
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation of
investments                  (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net gain (loss)
on investments               (61,114)      (2,655)    (358,086)    (296,452)      (9,879)      (2,050)   (2,014,515)    (986,025)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(25,621)       $(815)   $(240,642)   $(190,380)     $(6,259)      $1,938   $(1,841,048)   $(875,511)
                            ========        =====    =========    =========      =======       ======   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Dividend income from
mutual funds
and portfolios                   $--          $--     $394,733     $212,836      $38,919       $1,062      $167,720      $24,981
                                 ---          ---     --------     --------      -------       ------      --------      -------
Expenses:
   Mortality and
   expense risk fee           24,205        5,485       50,753       19,534       37,790        7,194        54,632       10,186
   Administrative charge       2,505          610        5,252        2,171        3,911          800         5,654        1,132
                               -----          ---        -----        -----        -----          ---         -----        -----
Total expenses                26,710        6,095       56,005       21,705       41,701        7,994        60,286       11,318
                              ------        -----       ------       ------       ------        -----        ------       ------
Investment income
(loss) - net                 (26,710)      (6,095)     338,728      191,131       (2,782)      (6,932)      107,434       13,663
                             =======       ======      =======      =======       ======       ======       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       552,388      128,095      611,540      144,709    3,548,140      716,305     3,629,325      498,572
   Cost of investments sold  558,592      121,797      644,939      158,448    3,893,288      770,616     3,962,166      606,372
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)     (332,841)    (107,800)
Net change in
unrealized appreciation
or depreciation of
investments                 (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net gain (loss)
on investments              (117,735)       8,960   (1,600,520)    (689,634)  (1,508,533)    (292,943)   (3,051,965)    (804,824)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations            $(144,445)      $2,865  $(1,261,792)   $(498,503) $(1,511,315)   $(299,875)  $(2,944,531)   $(791,161)
                           =========       ======  ===========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Dividend income from
mutual funds and
portfolios                       $56          $--          $98          $--       $1,093          $77           $--          $--
                                 ---          ---          ---          ---       ------          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,535        1,914        2,250           94        4,113          298        13,817        3,792
   Administrative charge         159          213          233           10          426           33         1,430          421
                                 ---          ---          ---           --          ---           --         -----          ---
Total expenses                 1,694        2,127        2,483          104        4,539          331        15,247        4,213
                               -----        -----        -----          ---        -----          ---        ------        -----
Investment income
(loss) - net                  (1,638)      (2,127)      (2,385)        (104)      (3,446)        (254)      (15,247)      (4,213)
                              ======       ======       ======         ====       ======         ====       =======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        15,633        2,234        4,805          249    2,552,040      196,405       810,942      635,202
   Cost of investments sold   15,461        2,170        5,061          258    2,698,239      208,562       789,353      623,151
                              ------        -----        -----          ---    ---------      -------       -------      -------
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation of
investments                   15,376       21,103       (5,451)         (415)    (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------          ----     -------       ------       -------      -------
Net gain (loss)
on investments                15,548       21,167       (5,707)         (424)   (189,677)     (16,460)      (15,602)       1,457
                              ------       ------       ------          ----    --------      -------       -------        -----
Net increase (decrease)
in net assets resulting
from operations              $13,910      $19,040      $(8,092)        $(528)  $(193,123)    $(16,714)     $(30,849)     $(2,756)
                             =======      =======      =======         =====   =========     ========      ========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Dividend income
from mutual funds
and portfolios               $39,807      $14,076          $--          $--         $111          $--           $49          $--
                             -------      -------          ---          ---         ----          ---           ---          ---
Expenses:
   Mortality and
   expense risk fee           53,268       16,989        5,014        2,863          746           36           377           81
   Administrative charge       5,512        1,888          519          318           77            4            39            9
                               -----        -----          ---          ---           --            -            --            -
Total expenses                58,780       18,877        5,533        3,181          823           40           416           90
                              ------       ------        -----        -----          ---           --           ---           --
Investment income
(loss) - net                 (18,973)      (4,801)      (5,533)      (3,181)        (712)         (40)         (367)         (90)
                             =======       ======       ======       ======         ====          ===          ====          ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales     3,896,679      802,325    2,777,822      157,570      442,490            7         7,603          296
   Cost of investments
   sold                    3,783,007      767,143    2,831,611      163,129      445,431            7         7,517          287
                           ---------      -------    ---------      -------      -------            -         -----          ---
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation of
investments                  486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net gain (loss)
on investments               600,121      252,814      (88,392)     (52,503)       2,923        1,810         5,010        2,198
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations             $581,148     $248,013     $(93,925)    $(55,684)      $2,211       $1,770        $4,643       $2,108
                            ========     ========     ========     ========       ======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Dividend income from
mutual funds
and portfolios                   $16          $--      $65,888       $6,368      $21,076       $6,426       $25,037       $5,604
                                 ---          ---      -------       ------      -------       ------       -------       ------
Expenses:
   Mortality and
   expense risk fee            1,225           68        5,213          420        5,226        1,892         1,497          174
   Administrative charge         127            8          539           47          541          210           155           19
                                 ---            -          ---           --          ---          ---           ---           --
Total expenses                 1,352           76        5,752          467        5,767        2,102         1,652          193
                               -----           --        -----          ---        -----        -----         -----          ---
Investment income
(loss) - net                  (1,336)         (76)      60,136        5,901       15,309        4,324        23,385        5,411
                              ======          ===       ======        =====       ======        =====        ======        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         1,420          127       31,348       39,429       42,982       16,571        10,769        1,366
   Cost of investments sold    1,471          130       32,693       43,887       43,482       17,801        10,435        1,353
                               -----          ---       ------       ------       ------       ------        ------        -----
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation of
investments                   (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net gain (loss)
on investments                (8,253)         (32)    (166,261)     (13,798)    (108,187)     (48,722)      (12,798)      (3,722)
                              ------          ---     --------      -------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations              $(9,589)       $(108)   $(106,125)     $(7,897)    $(92,878)    $(44,398)      $10,587       $1,689
                             =======        =====    =========      =======     ========     ========       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Dividend income
from mutual funds
and portfolios               $31,288       $4,034          $--          $--     $148,180       $4,177      $15,892        $3,180
                             -------       ------          ---          ---     --------       ------      -------        ------
Expenses:
   Mortality and
   expense risk fee            2,811          230       10,366        1,266       31,903        2,961        16,470        2,803
   Administrative charge         291           26        1,073          141        3,301          329         1,704          312
                                 ---           --        -----          ---        -----          ---         -----          ---
Total expenses                 3,102          256       11,439        1,407       35,204        3,290        18,174        3,115
                               -----          ---       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                  28,186        3,778      (11,439)      (1,407)     112,976          887        (2,282)          65
                              ======        =====      =======       ======      =======          ===        ======           ==

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        23,461          306      312,421       13,734      484,066       24,299     3,855,085       72,010
   Cost of investments sold   25,166          329      327,444       14,568      610,347       32,474     4,273,284       94,478
                              ------          ---      -------       ------      -------       ------     ---------       ------
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation of
investments                  (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net gain (loss)
on investments               (68,801)      (7,049)    (641,963)    (110,140)  (2,168,712)    (271,154)   (1,239,279)    (251,682)
                             -------       ------     --------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             $(40,615)     $(3,271)   $(653,402)   $(111,547) $(2,055,736)   $(270,267)  $(1,241,561)   $(251,617)
                            ========      =======    =========    =========  ===========    =========   ===========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Dividend income from
mutual funds
and portfolios              $198,587      $62,948     $101,665      $11,739       $2,486         $811        $8,523       $2,030
                            --------      -------     --------      -------       ------         ----        ------       ------
Expenses:
   Mortality and
   expense risk fee           57,718       16,003       28,010        4,031        2,563          858           306           64
   Administrative charge       5,973        1,779        2,899          448          265           95            31            7
                               -----        -----        -----          ---          ---           --            --            -
Total expenses                63,691       17,782       30,909        4,479        2,828          953           337           71
                              ------       ------       ------        -----        -----          ---           ---           --
Investment income
(loss) - net                 134,896       45,166       70,756        7,260         (342)        (142)        8,186        1,959
                             =======       ======       ======        =====         ====         ====         =====        =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales       907,073    1,268,630      303,629      466,847       37,132        3,442        51,869           72
   Cost of investments sold  969,356    1,355,800      340,997      509,084       40,104        3,611        52,684           73
                             -------    ---------      -------      -------       ------        -----        ------           --
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation of
investments               (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net gain (loss)
on investments            (1,991,590)    (679,058)  (1,004,215)    (161,703)     (55,848)     (19,803)      (10,120)      (1,773)
                          ----------     --------   ----------     --------      -------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations          $(1,856,694)   $(633,892)   $(933,459)   $(154,443)    $(56,190)    $(19,945)      $(1,934)        $186
                         ===========    =========    =========    =========     ========     ========       =======         ====

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Dividend income from
mutual funds
and portfolios                $1,418         $105      $20,097          $--       $4,526          $--        $2,406          $--
                              ------         ----      -------          ---       ------          ---        ------          ---
Expenses:
   Mortality and
   expense risk fee              459            7       27,299        8,280       14,937        2,394        11,220        4,520
   Administrative charge          47            1        2,825          920        1,546          266         1,161          502
                                  --            -        -----          ---        -----          ---         -----          ---
Total expenses                   506            8       30,124        9,200       16,483        2,660        12,381        5,022
                                 ---            -       ------        -----       ------        -----        ------        -----
Investment income
(loss) - net                     912           97      (10,027)      (9,200)     (11,957)      (2,660)       (9,975)      (5,022)
                                 ===           ==      =======       ======      =======       ======        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales         2,356            8      272,483      581,606      107,807       26,600       934,352       48,669
   Cost of investments sold    2,457            8      296,880      571,681      114,332       29,020       932,151       48,043
                               -----            -      -------      -------      -------       ------       -------       ------
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation of
investments                   (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net gain (loss)
on investments                (2,766)          46     (328,012)     (40,718)    (334,203)     (70,587)       29,883       16,369
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations              $(1,854)        $143    $(338,039)    $(49,918)   $(346,160)    $(73,247)      $19,908      $11,347
                             =======         ====    =========     ========    =========     ========       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Dividend income from
mutual funds
and portfolios               $16,789       $4,948      $22,031       $1,605         $280         $132           $--          $--
                             -------       ------      -------       ------         ----         ----           ---          ---
Expenses:
   Mortality and
   expense risk fee            1,911          712        1,193           71        1,127          478         4,678        1,814
   Administrative charge         198           79          123            8          116           53           484          201
                                 ---           --          ---            -          ---           --           ---          ---
Total expenses                 2,109          791        1,316           79        1,243          531         5,162        2,015
                               -----          ---        -----           --        -----          ---         -----        -----
Investment income
(loss) - net                  14,680        4,157       20,715        1,526         (963)        (399)       (5,162)      (2,015)
                              ======        =====       ======        =====         ====         ====        ======       ======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        31,035          790       69,955        5,081       27,109       12,312        39,043        5,191
   Cost of investments sold   30,602          771       69,187        4,785       26,162       11,869        47,487        5,371
                              ------          ---       ------        -----       ------       ------        ------        -----
Net realized gain (loss)
on investments                   433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation of
investments                    3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net gain (loss)
on investments                 3,498        4,303        2,986          621       37,653       19,327      (214,924)     (92,339)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations              $18,178       $8,460      $23,701       $2,147      $36,690      $18,928     $(220,086)    $(94,354)
                             =======       ======      =======       ======      =======      =======     =========     ========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 2000

                                     Segregated Asset Subaccounts
                                                                                  Combined
Investment income           SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)   Variable Account
Dividend income from
mutual funds
and portfolios                   $--          $--         $165       $5,853      $2,898,010
                                 ---          ---         ----       ------      ----------
Expenses:
   Mortality and
   expense risk fee            1,783          130           76        2,067         793,094
   Administrative charge         184           14            7          230          83,239
                                 ---           --            -          ---          ------
Total expenses                 1,967          144           83        2,297         876,333
                               -----          ---           --        -----         -------
Investment income
(loss) - net                  (1,967)        (144)          82        3,556       2,021,677
                              ======         ====           ==        =====       =========

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
   Proceeds from sales        47,686        1,949           83      112,410      74,890,168
   Cost of investments sold   47,360        1,940           83      113,337      76,979,594
                              ------        -----           --      -------      ----------
Net realized gain
(loss) on investments            326            9           --         (927)     (2,089,426)
Net change in
unrealized appreciation
or depreciation of
investments                   24,490          763          624       17,328     (19,690,957)
                              ------          ---          ---       ------     -----------
Net gain (loss)
on investments                24,816          772          624       16,401     (21,780,383)
                              ------          ---          ---       ------     -----------
Net increase (decrease)
in net assets resulting
from operations              $22,849         $628         $706       $19,957   $(19,758,706)
                             =======         ====         ====       =======   ============

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                   SBCA1(1)     WBCA3(2)     SBND1(1)     SBND2(3)     SCAR1(1)     WCAR3(2)      SCMG1(1)     SCMG2(3)
Investment income
(loss) - net                 $(1,671)     $(1,675)     $13,792         $378      $71,833      $37,785      $250,010      $37,100
Net realized gain
(loss) on investments         (8,601)        (636)         287          (11)      (5,902)      (2,171)       (1,732)          21
Net change in
unrealized appreciation
or depreciation
of investments               (62,137)     (74,135)       9,031        1,104     (117,580)     (84,002)          266           79
                             -------      -------        -----        -----     --------      -------           ---           --
Net increase (decrease)
in net assets resulting
from operations              (72,409)     (76,446)      23,110        1,471      (51,649)     (48,388)      248,544       37,200
                             =======      =======       ======        =====      =======      =======       =======       ======

Contract transactions
Contract purchase payments   657,680      769,145      614,278       57,985      732,254      170,164    30,026,918    4,269,523
Net transfers(4)             119,581       41,107       75,028        6,312       (9,985)     279,623   (17,446,429)  (1,615,535)
Contract terminations:
   Surrender benefits
   and contract charges      (17,030)     (13,514)      (2,376)        (150)      (5,436)      (4,986)     (995,416)     (11,528)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        760,231      796,738      686,930       64,147      716,833      444,801    11,585,073    2,642,460
                             -------      -------      -------       ------      -------      -------    ----------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $687,822     $720,292     $710,040      $65,618     $665,184     $396,413   $11,833,617   $2,679,660
                            ========     ========     ========      =======     ========     ========   ===========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   632,897      756,398      616,025       57,580      803,355      177,703    29,699,520    4,214,767
Net transfers(4)             122,786       46,995       74,203        6,156      (12,183)     306,851   (17,222,340)  (1,590,647)
Contract terminations:
   Surrender benefits and
   contract charges          (18,101)     (13,925)      (2,352)        (147)      (6,395)      (6,007)     (966,423)     (11,192)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  737,582      789,468      687,876       63,589      784,777      478,547    11,510,757    2,612,928
                             =======      =======      =======       ======      =======      =======    ==========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SDEI1(1)     WDEI3(2)     SEXI1(1)     WEXI3(2)     SFDI1(1)     WFDI3(2)      SGRO1(1)     SGRO2(3)
Investment income
(loss) - net                    $(33)        $(63)     $10,945       $8,169         $101       $2,368       $(2,071)       $(846)
Net realized gain
(loss) on investments             (1)         (64)        (738)        (293)          --            5          (411)        (478)
Net change in
unrealized appreciation
or depreciation
of investments                 1,821        2,128      (33,908)     (28,207)         177        4,910      (120,058)     (34,547)
                               -----        -----      -------      -------          ---        -----      --------      -------
Net increase (decrease)
in net assets resulting
from operations                1,787        2,001      (23,701)     (20,331)         278        7,283      (122,540)     (35,871)
                               =====        =====      =======      =======          ===        =====      ========      =======

Contract transactions
Contract purchase payments    14,489       18,770      298,158      277,965       21,586      249,431       510,924      188,611
Net transfers(4)              39,415       50,527       70,689       13,650        3,971       29,750        40,828        2,330
Contract terminations:
   Surrender benefits
   and contract charges           --           --       (2,437)      (2,375)          --         (506)       (2,100)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         53,904       69,297      366,410      289,240       25,557      278,675       549,652      190,941
                              ------       ------      -------      -------       ------      -------       -------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $55,691      $71,298     $342,709     $268,909      $25,835     $285,958      $427,112     $155,070
                             =======      =======     ========     ========      =======     ========      ========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    13,938       17,292      317,723      297,468       20,581      243,999       519,042      207,981
Net transfers(4)              37,951       48,741       75,331       14,892        3,760       28,773        37,718        2,602
Contract terminations:
   Surrender benefits and
   contract charges               --           --       (2,672)      (2,673)          --         (487)       (2,727)          --
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                   51,889       66,033      390,382      309,687       24,341      272,285       554,033      210,583
                              ======       ======      =======      =======       ======      =======       =======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMGD1(1)     SMGD2(2)     SNDM1(1)     WNDM3(3)     SSCA1(1)     WSCA3(3)      SCAP1(1)     WCAP3(3)
Investment income
(loss) - net                 $35,493       $1,840     $117,444     $106,072       $3,620       $3,988      $173,467     $110,514
Net realized gain
(loss) on investments        (13,505)          (8)     (12,528)     (14,801)        (187)        (410)     (167,093)     (74,976)
Net change in
unrealized appreciation
or depreciation
of investments               (47,609)      (2,647)    (345,558)    (281,651)      (9,692)      (1,640)   (1,847,422)    (911,049)
                             -------       ------     --------     --------       ------       ------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations              (25,621)        (815)    (240,642)    (190,380)      (6,259)       1,938    (1,841,048)    (875,511)
                             =======         ====     ========     ========       ======        =====    ==========     ========

Contract transactions
Contract purchase payments   592,277       35,092    2,310,821    1,621,877      154,774      136,222     8,340,609    3,962,436
Net transfers(4)              44,579       13,786      208,870      420,630       (1,532)      17,256       771,411    1,227,799
Contract terminations:
   Surrender benefits and
   contract charges           (9,821)         (58)     (54,721)     (17,803)          --         (223)      (65,481)     (44,510)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        627,035       48,820    2,464,970    2,024,704      153,242      153,255     9,046,539    5,145,725
                             -------       ------    ---------    ---------      -------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $601,414      $48,005   $2,224,328   $1,834,324     $146,983     $155,193    $7,205,491   $4,270,214
                            ========      =======   ==========   ==========     ========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   576,405       36,506    2,320,492    1,699,790      148,253      154,535     8,198,709    4,532,087
Net transfers(4)              47,010       14,695      209,407      450,792       (1,618)      18,840       520,911    1,213,274
Contract terminations:
   Surrender benefits and
   contract charges          (10,410)         (63)     (61,603)     (20,701)          --         (230)      (78,893)     (59,347)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  613,005       51,138    2,468,296    2,129,881      146,635      173,145     8,640,727    5,686,014
                             =======       ======    =========    =========      =======      =======     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SCDV1(1)     SCDV2(2)     SVAL1(1)     WVAL3(3)     SPGR1(1)     SPGR2(2)      STEC1(1)     STEC2(2)
Investment income
(loss) - net                $(26,710)     $(6,095)    $338,728     $191,131      $(2,782)     $(6,932)     $107,434      $13,663
Net realized gain
(loss) on investments         (6,204)       6,298      (33,399)     (13,739)    (345,148)     (54,311)    (332,841)     (107,800)
Net change in
unrealized appreciation
or depreciation
of investments              (111,531)       2,662   (1,567,121)    (675,895)  (1,163,385)    (238,632)   (2,719,124)    (697,024)
                            --------        -----   ----------     --------   ----------     --------    ----------     --------
Net increase (decrease)
in net assets resulting
from operations             (144,445)       2,865   (1,261,792)    (498,503)  (1,511,315)    (299,875)   (2,944,531)    (791,161)
                            ========        =====   ==========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments 3,494,876      950,297    7,793,238    4,030,271    6,272,243    1,959,383     8,534,763    2,343,724
Net transfers(4)             195,642     (117,605)   2,521,039    1,565,861    3,391,591     (129,775)    1,155,880      336,764
Contract terminations:
   Surrender benefits and
   contract charges          (27,026)     (11,023)    (166,782)     (67,495)     (83,289)     (14,098)     (102,068)     (19,639)
   Death benefits                 --           --           --      (12,741)     (56,832)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Increase (decrease) from
contract transactions      3,663,492      821,669   10,147,495    5,515,896    9,523,713     1,815,510    9,588,575    2,660,849
                           ---------      -------   ----------    ---------    ---------     ---------    ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $3,519,047     $824,534   $8,885,703   $5,017,393   $8,012,398   $1,515,635    $6,644,044   $1,869,688
                          ==========     ========   ==========   ==========   ==========   ==========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 3,444,651      976,071    8,266,220    4,464,626    6,116,208    2,042,190     8,622,637    2,661,258
Net transfers(4)             209,868     (114,591)   2,672,563    1,822,819    3,339,213     (125,781)    1,065,532      245,599
Contract terminations:
   Surrender benefits and
   contract charges          (27,862)     (11,325)    (200,942)     (83,327)     (96,848)     (17,623)     (145,665)     (25,033)
   Death benefits                 --           --           --      (17,391)     (60,786)          --            --           --
                               -----        -----        -----      -------      -------        -----         -----        -----
Units outstanding at
end of year                3,626,657      850,155   10,737,841    6,186,727    9,297,787    1,898,786     9,542,504    2,881,824
                           =========      =======   ==========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SUGH1(1)     SUGH2(2)     SCAS1(1)     SCAS2(2)     SEGR1(1)     SEGR2(2)      SGRI1(1)     SGRI2(2)
Investment income
(loss) - net                 $(1,638)     $(2,127)     $(2,385)       $(104)     $(3,446)       $(254)     $(15,247)     $(4,213)
Net realized gain
(loss) on investments            172           64         (256)          (9)    (146,199)     (12,157)       21,589       12,051
Net change in
unrealized appreciation
or depreciation
of investments                15,376       21,103       (5,451)        (415)     (43,478)      (4,303)      (37,191)     (10,594)
                              ------       ------       ------         ----      -------       ------       -------      -------
Net increase (decrease)
in net assets resulting
from operations               13,910       19,040       (8,092)        (528)    (193,123)     (16,714)      (30,849)      (2,756)
                              ======       ======       ======         ====     ========      =======       =======       ======

Contract transactions
Contract purchase payments   319,770      382,858      277,784       42,793      302,520       45,047     2,454,712    1,043,174
Net transfers(3)              19,203        8,286      373,594           --    1,261,399       68,242      (97,138)    (398,226)
Contract terminations:
   Surrender benefits and
   contract charges           (3,262)        (108)      (2,879)        (108)      (6,248)        (571)      (49,859)     (12,690)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        335,711      391,036      648,499       42,685    1,557,671      112,718     2,307,715      632,258
                             -------      -------      -------       ------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $349,621     $410,076     $640,407      $42,157   $1,364,548      $96,004    $2,276,866     $629,502
                            ========     ========     ========      =======   ==========      =======    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   304,584      396,920      284,163       44,300      333,344       41,920     2,372,205    1,032,040
Net transfers(3)              17,854        8,153      386,849           --    1,310,784       61,622       (74,752)    (382,104)
Contract terminations:
   Surrender benefits and
   contract charges           (3,112)        (108)      (3,071)        (114)      (7,528)        (614)      (47,522)     (12,818)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  319,326      404,965      667,941       44,186    1,636,600      102,928     2,249,931      637,118
                             =======      =======      =======       ======    =========      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMDC1(1)     SMDC2(2)     SOVS1(1)     SOVS2(2)     SRES1(1)     WRES3(3)      SMSS1(1)     WMSS3(3)
Investment income
(loss) - net                $(18,973)     $(4,801)     $(5,533)     $(3,181)       $(712)        $(40)        $(367)        $(90)
Net realized gain
(loss) on investments        113,672       35,182      (53,789)      (5,559)      (2,941)          --            86            9
Net change in
unrealized appreciation
or depreciation
of investments               486,449      217,632      (34,603)     (46,944)       5,864        1,810         4,924        2,189
                             -------      -------      -------      -------        -----        -----         -----        -----
Net increase (decrease)
in net assets resulting
from operations              581,148      248,013      (93,925)     (55,684)       2,211        1,770         4,643        2,108
                             =======      =======      =======      =======        =====        =====         =====        =====

Contract transactions
Contract purchase payments 7,559,233    3,628,721      841,589      444,999      122,626       23,968        54,201       33,052
Net transfers(4)           3,546,696      337,286      168,253       41,735      229,261       82,923        41,995        8,407
Contract terminations:
   Surrender benefits and
   contract charges         (172,163)     (48,375)      (8,337)      (1,254)          --           --        (7,187)        (206)
   Death benefits                 --           --      (59,173)          --           --           --            --           --
                               -----        -----      -------        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions     10,933,766    3,917,632      942,332      485,480      351,887      106,891        89,009       41,253
                          ----------    ---------      -------      -------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at
end of year              $11,514,914   $4,165,645     $848,407     $429,796     $354,098     $108,661       $93,652      $43,361
                         ===========   ==========     ========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 6,971,606    3,395,156      954,864      462,213      100,047       21,476        48,762       31,175
Net transfers(4)           3,251,812      305,424      192,243       45,436      168,453       70,473        36,521        7,974
Contract terminations:
   Surrender benefits and
   contract charges         (151,020)     (50,799)     (10,421)      (1,433)          --           --        (6,541)        (191)
   Death benefits                 --           --     (72,567)           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year               10,072,398    3,649,781    1,064,119      506,216      268,500       91,949        78,742       38,958
                          ==========    =========    =========      =======      =======       ======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SISC1(1)     SISC2(2)     SCGR1(1)     SCGR2(2)     SUSE1(1)     WUSE3(3)      SGLI1(1)     WGLI3(3)
Investment income
(loss) - net                 $(1,336)        $(76)     $60,136       $5,901      $15,309       $4,324       $23,385       $5,411
Net realized gain
(loss) on investments            (51)          (3)      (1,345)      (4,458)        (500)      (1,230)          334           13
Net change in
unrealized appreciation
or depreciation
of investments                (8,202)         (29)    (164,916)      (9,340)    (107,687)     (47,492)      (13,132)      (3,735)
                              ------          ---     --------       ------     --------      -------       -------       ------
Net increase (decrease)
in net assets resulting
from operations               (9,589)        (108)    (106,125)      (7,897)     (92,878)     (44,398)       10,587        1,689
                              ======         ====     ========       ======      =======      =======        ======        =====

Contract transactions
Contract purchase payments   198,397       31,447    1,096,235      110,089    1,864,441      377,379       264,785       61,486
Net transfers(4)               2,637           --      114,644       (6,407)      37,429      207,131         2,441           64
Contract terminations:
   Surrender benefits and
   contract charges               --          (51)     (10,066)        (932)     (20,846)      (1,190)         (343)      (1,237)
   Death benefits                 --           --           --      (13,759)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions        201,034       31,396    1,200,813       88,991    1,881,024      583,320       266,883       60,313
                             -------       ------    ---------       ------    ---------      -------       -------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $191,445      $31,288   $1,094,688      $81,094   $1,788,146     $538,922      $277,470      $62,002
                            ========      =======   ==========      =======   ==========     ========      ========      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --           --            --           --
Contract purchase payments   196,279       32,571    1,054,879      113,417    1,893,090      378,248       256,717       59,393
Net transfers(4)               2,623           --      113,042       (7,330)      38,122      209,541         3,896           --
Contract terminations:
   Surrender benefits and
   contract charges               --          (55)     (10,596)      (1,024)     (20,911)        (743)         (325)      (1,188)
   Death benefits                 --           --           --      (16,243)          --           --            --           --
                               -----        -----        -----      -------        -----        -----         -----        -----
Units outstanding at
end of year                  198,902       32,516    1,157,325       88,820    1,910,301      587,046       260,288       58,205
                             =======       ======    =========       ======    =========      =======       =======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SIEQ1(1)     SIEQ2(2)     SITO1(2)     SITO2(2)     SAGP1(1)     SAGP2(2)      SGLT1(2)     SGLT2(2)
Investment income
(loss) - net                 $28,186       $3,778     $(11,439)     $(1,407)    $112,976         $887       $(2,282)         $65
Net realized gain
(loss) on investments         (1,705)         (23)     (15,023)        (834)    (126,281)      (8,175)     (418,199)     (22,468)
Net change in
unrealized appreciation
or depreciation
of investments               (67,096)      (7,026)    (626,940)    (109,306)  (2,042,431)    (262,979)     (821,080)    (229,214)
                             -------       ------     --------     --------   ----------     --------      --------     --------
Net increase (decrease)
in net assets resulting
from operations              (40,615)      (3,271)    (653,402)    (111,547)  (2,055,736)    (270,267)   (1,241,561)    (251,617)
                             =======       ======     ========     ========   ==========     ========    ==========     ========

Contract transactions
Contract purchase payments   542,000       70,098    2,312,744      308,383    6,344,432    1,022,625     3,213,371      804,617
Net transfers(3)              30,733          730     (119,886)      87,112      888,356       (6,889)      685,549      (13,006)
Contract terminations:
   Surrender benefits and
   contract charges           (6,145)         (50)     (19,215)      (1,171)     (65,303)     (10,045)      (24,668)     (16,820)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        566,588       70,778    2,173,643      394,324    7,167,485    1,005,691     3,874,252      774,791
                             -------       ------    ---------      -------    ---------    ---------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $525,973      $67,507   $1,520,241     $282,777   $5,111,749     $735,424    $2,632,691     $523,174
                            ========      =======   ==========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   592,759       75,989    2,410,689      315,353    7,693,553    1,074,287     3,331,978      819,039
Net transfers(3)              35,301          827     (122,106)     106,335    1,158,024      (11,926)      577,423      (25,178)
Contract terminations:
   Surrender benefits and
   contract charges           (7,229)         (58)     (28,679)      (1,493)    (112,591)      (12,434)     (36,276)     (24,735)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  620,831       76,758    2,259,904      420,195    8,738,986    1,049,927     3,873,125      769,126
                             =======       ======    =========      =======    =========    =========     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SGRP1(1)     SGRP2(2)     SINT1(1)     SINT2(2)     SUDE1(1)     SUDE2(2)      SREQ1(1)     SREQ2(2)
Investment income
(loss) - net                $134,896      $45,166      $70,756       $7,260        $(342)       $(142)       $8,186       $1,959
Net realized gain
(loss) on investments        (62,283)     (87,170)     (37,368)     (42,237)      (2,972)        (169)         (815)          (1)
Net change in
unrealized appreciation
or depreciation
of investments            (1,929,307)    (591,888)    (966,847)    (119,466)     (52,876)     (19,634)       (9,305)      (1,772)
                          ----------     --------     --------     --------      -------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations           (1,856,694)    (633,892)    (933,459)    (154,443)     (56,190)     (19,945)       (1,934)         186
                          ==========     ========     ========     ========      =======      =======        ======          ===

Contract transactions
Contract purchase payments 9,270,767    4,356,177    5,581,638    1,036,637      727,508      167,220       128,629       17,807
Net transfers(3)           2,685,786      (91,152)     731,095        8,613      (16,485)      56,905       (51,032)          --
Contract terminations:
   Surrender benefits and
   contract charges         (153,535)     (79,104)     (61,277)     (21,102)      (5,014)      (2,557)           --           --
   Death benefits                 --      (12,899)          --      (12,872)          --           --            --           --
                               -----      -------        -----      -------        -----        -----         -----        -----
Increase (decrease) from
contract transactions     11,803,018    4,173,022    6,251,456    1,011,276      706,009      221,568        77,597       17,807
                          ----------    ---------    ---------    ---------      -------      -------        ------       ------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year $9,946,324   $3,539,130   $5,317,997     $856,833     $649,819     $201,623       $75,663      $17,993
                          ==========   ==========   ==========     ========     ========     ========       =======      =======

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments 9,751,230    4,566,065    6,504,706    1,105,360      719,697      172,359       116,923       17,990
Net transfers(3)           2,782,822     (100,737)     888,669       14,587      (17,936)      55,758       (46,832)          --
Contract terminations:
   Surrender benefits and
   contract charges         (189,549)    (114,862)     (83,941)     (26,378)      (5,391)      (2,692)           --           --
   Death benefits                 --     (17,085)           --     (17,049)           --           --            --           --
                               -----     -------         -----     -------         -----        -----         -----        -----
Units outstanding at
end of year               12,344,503    4,333,381    7,309,434    1,076,520      696,370      225,425        70,091       17,990
                          ==========    =========    =========    =========      =======      =======        ======       ======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SRIE1(1)     SRIE2(2)     SNDS1(1)     SNDS2(2)     SRSS1(1)     SRSS2(2)      SUTS1(1)     WUTS3(3)
Investment income
(loss) - net                    $912          $97     $(10,027)     $(9,200)    $(11,957)     $(2,660)      $(9,975)     $(5,022)
Net realized gain
(loss) on investments           (101)          --      (24,397)       9,925       (6,525)      (2,420)        2,201          626
Net change in
unrealized appreciation
or depreciation
of investments                (2,665)          46     (303,615)     (50,643)    (327,678)     (68,167)       27,682       15,743
                              ------           --     --------      -------     --------      -------        ------       ------
Net increase (decrease)
in net assets resulting
from operations               (1,854)         143     (338,039)     (49,918)    (346,160)     (73,247)       19,908       11,347
                              ======          ===     ========      =======     ========      =======        ======       ======

Contract transactions
Contract purchase payments    44,929       10,401    4,202,541    1,660,790    2,850,712      892,057     2,575,119    1,115,702
Net transfers(4)              52,243           --      700,671     (372,404)     349,676      102,612       936,291      410,432
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (74,040)      (6,478)     (33,435)      (8,868)      (34,177)     (23,845)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions         97,172       10,401    4,829,172    1,281,908    3,166,953      985,801     3,477,233    1,502,289
                              ------       ------    ---------    ---------    ---------      -------     ---------    ---------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year    $95,318      $10,544   $4,491,133   $1,231,990   $2,820,793     $912,554    $3,497,141   $1,513,636
                             =======      =======   ==========   ==========   ==========     ========    ==========   ==========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments    45,840       11,094    4,426,084    1,650,661    2,679,770      914,568     2,629,424    1,326,506
Net transfers(4)              54,901           --      767,792     (352,973)     333,705      109,186       956,598      487,045
Contract terminations:
   Surrender benefits and
   contract charges               --           --      (84,136)      (6,076)     (35,195)      (9,853)      (34,874)     (28,053)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  100,741       11,094    5,109,740    1,291,612    2,978,280    1,013,901     3,551,148    1,785,498
                             =======       ======    =========    =========    =========    =========     =========    =========

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  SMCC1(1)     SMCC2(2)     SPRM1(1)     SPRM2(2)     SVLU1(1)     SVLU2(2)      SISM1(1)     SISM2(2)
Investment income
(loss) - net                 $14,680       $4,157      $20,715       $1,526        $(963)       $(399)      $(5,162)     $(2,015)
Net realized gain
(loss) on investments            433           19          768          296          947          443        (8,444)        (180)
Net change in
unrealized appreciation
or depreciation
of investments                 3,065        4,284        2,218          325       36,706       18,884      (206,480)     (92,159)
                               -----        -----        -----          ---       ------       ------      --------      -------
Net increase (decrease)
in net assets resulting
from operations               18,178        8,460       23,701        2,147       36,690       18,928      (220,086)     (94,354)
                              ======        =====       ======        =====       ======       ======      ========      =======

Contract transactions
Contract purchase payments   318,917      184,795      258,160       18,172      285,684      180,937     1,162,298      407,278
Net transfers(3)             244,332        1,916      570,299      307,262      771,787      427,085        63,523         (151)
Contract terminations:
   Surrender benefits and
   contract charges             (995)          --         (557)          --         (495)      (1,114)       (4,123)      (5,616)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Increase (decrease) from
contract transactions        562,254      186,711      827,902      325,434    1,056,976      606,908     1,221,698      401,511
                             -------      -------      -------      -------    ---------      -------     ---------      -------
Net assets at
beginning of year                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Net assets at end of year   $580,432     $195,171     $851,603     $327,581   $1,093,666     $625,836    $1,001,612     $307,157
                            ========     ========     ========     ========   ==========     ========    ==========     ========

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --           --            --           --           --
Contract purchase payments   275,711      171,877      209,531       17,600      225,970      155,367     1,801,426      440,269
Net transfers(3)             216,030          909      431,206      266,151      559,483      331,963        72,741           --
Contract terminations:
   Surrender benefits and
   contract charges             (862)          --         (419)          --         (356)        (864)       (7,024)      (5,851)
   Death benefits                 --           --           --           --           --           --            --           --
                               -----        -----        -----        -----        -----        -----         -----        -----
Units outstanding at
end of year                  490,879      172,786      640,318      283,751      785,097      486,466     1,867,143      434,418
                             =======      =======      =======      =======      =======      =======     =========      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express Signature One
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                        Segregated Asset Subaccounts
                                                                                    Combined
Operations                  SUSC1(1)     SUSC2(2)     SEQI1(1)     WEQI3(3)     Variable Account
Investment income
(loss) - net                 $(1,967)       $(144)         $82       $3,556       $2,021,677
Net realized gain
(loss) on investments            326            9           --         (927)      (2,089,426)
Net change in
unrealized appreciation
or depreciation
of investments                24,490          763          624       17,328      (19,690,957)
                              ------          ---          ---       ------      -----------
Net increase (decrease)
in net assets resulting
from operations               22,849          628          706       19,957      (19,758,706)
                              ======          ===          ===       ======      ===========

Contract transactions
Contract purchase payments   369,485       24,274       40,473      241,629      165,741,096
Net transfers(4)              30,900        6,978       12,118      251,382        9,116,294
Contract terminations:
   Surrender benefits and
   contract charges             (843)          --           --      (18,155)      (2,768,550)
   Death benefits                 --           --           --           --         (168,276)
                               -----        -----        -----        -----         --------
Increase (decrease) from
contract transactions        399,542       31,252       52,591      474,856      171,920,564
                             -------       ------       ------      -------      -----------
Net assets at
beginning of year                 --           --           --           --               --
                               -----        -----        -----        -----            -----
Net assets at end of year   $422,391      $31,880      $53,297     $494,813     $152,161,858
                            ========      =======      =======     ========     ============

Accumulation unit activity
Units outstanding at
beginning of year                 --           --           --           --
Contract purchase payments   486,875       23,944       36,039      224,160
Net transfers(4)              40,761        6,722       11,028      229,583
Contract terminations:
   Surrender benefits and
   contract charges           (1,076)          --           --      (16,738)
   Death benefits                 --           --           --           --
                               -----        -----        -----        -----
Units outstanding at
end of year                  526,560       30,666       47,067      437,005
                             =======       ======       ======      =======

(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes  transfer  activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- American Express Signature One Variable Annuity(SM)

Notes to Financial Statements
--------------------------------------------------------------------------------
1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Credit Suisse Warburg Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBCA1           AXP(R) Variable Portfolio - Blue Chip  IDS Life Insurance
WBCA3           Advantage Fund                         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SBND1           AXP(R) Variable Portfolio - Bond Fund  IDS Life Insurance
SBND2                                                  Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAR1           AXP(R) Variable Portfolio - Capital    IDS Life Insurance
WCAR3           Resource Fund                          Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCMG1           AXP(R) Variable Portfolio - Cash       IDS Life Insurance
SCMG2           Management Fund                        Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SDEI1           AXP(R) Variable Portfolio -            IDS Life Insurance
WDEI3           Diversified Equity Income Fund         Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEXI1           AXP(R) Variable Portfolio - Extra      IDS Life Insurance
WEXI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SFDI1           AXP(R) Variable Portfolio - Federal    IDS Life Insurance
WFDI3           Income Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRO1           AXP(R) Variable Portfolio -            IDS Life Insurance
SGRO2           Growth Fund                            Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMGD1           AXP(R) Variable Portfolio - Managed    IDS Life Insurance
SMGD2           Fund                                   Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDM1           AXP(R) Variable Portfolio - New        IDS Life Insurance
WNDM3           Dimensions Fund(R)                     Company(1)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SSCA1           AXP(R) Variable Portfolio - Small Cap  IDS Life Insurance
WSCA3           Advantage Fund                         Company(2)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAP1           AIM V.I. Capital Appreciation Fund     A I M Advisors, Inc.
WCAP3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCDV1           AIM V.I. Capital Development Fund      A I M Advisors, Inc.
SCDV2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVAL1           AIM V.I. Value Fund                    A I M Advisors, Inc.
WVAL3
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPGR1           Alliance VP Premier Growth Portfolio   Alliance Capital
SPGR2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
STEC1           Alliance VP Technology Portfolio       Alliance Capital
STEC2           (Class B)                              Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUGH1           Alliance VP U.S. Government/High       Alliance Capital
SUGH2           Grade Securities Portfolio (Class B)   Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCAS1           Baron Capital Asset Fund - Insurance   BAMCO, Inc.
SCAS2           Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEGR1           Credit Suisse Warburg Pincus Trust -   Credit Suisse Asset
SEGR2           Emerging Growth Portfolio              Management, LLC
--------------- -------------------------------------- -------------------------

--------------- -------------------------------------- -------------------------
Subaccount      Invests exclusively in shares of       Investment Manager
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRI1           Fidelity VIP III Growth & Income       Fidelity Management &
SGRI2           Portfolio (Service Class)              Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMDC1           Fidelity VIP III Mid Cap Portfolio     Fidelity Management &
SMDC2           (Service Class)                        Research Company (FMR)(3)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SOVS1           Fidelity VIP Overseas Portfolio        Fidelity Management &
SOVS2           (Service Class)                        Research Company (FMR)(4)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRES1           FTVIPT Franklin Real Estate            Franklin Advisers, Inc.
WRES3           Securities Fund - Class 2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMSS1           FTVIPT Mutual Shares Securities Fund   Franklin Mutual
WMSS3           - Class 2                              Advisers, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISC1           FTVIPT Templeton International         Templeton Investment
SISC2           Smaller Companies Fund - Class 2       Counsel, LLC
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SCGR1           Goldman Sachs VIT Capital Growth Fund  Goldman Sachs Asset
SCGR2                                                  Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSE1           Goldman Sachs VIT CORESM U.S. Equity   Goldman Sachs Asset
WUSE3           Fund                                   Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLI1           Goldman Sachs VIT Global Income Fund   Goldman Sachs Asset
WGLI3                                                  Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SIEQ1           Goldman Sachs VIT International        Goldman Sachs Asset
SIEQ2           Equity Fund                            Management International
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SITO1           Goldman Sachs VIT Internet             Goldman Sachs Asset
SITO2           Tollkeeper FundSM                      Management
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SAGP1           Janus Aspen Series Aggressive Growth   Janus Capital
SAGP2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGLT1           Janus Aspen Series Global Technology   Janus Capital
SGLT2           Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SGRP1           Janus Aspen Series Growth Portfolio:   Janus Capital
SGRP2           Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SINT1           Janus Aspen Series International       Janus Capital
SINT2           Growth Portfolio: Service Shares
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUDE1           J.P. Morgan U.S. Disciplined Equity    J.P. Morgan
SUDE2           Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SREQ1           Lazard Retirement Equity Portfolio     Lazard Asset Management
SREQ2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRIE1           Lazard Retirement International        Lazard Asset Management
SRIE2           Equity Portfolio
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SNDS1           MFS(R) New Discovery Series -          MFS Investment
SNDS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SRSS1           MFS(R) Research Series -               MFS Investment
SRSS2           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUTS1           MFS(R) Utilities Series -              MFS Investment
WUTS3           Initial Class                          Management(R)
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SMCC1           Royce Micro-Cap Portfolio              Royce & Associates, Inc.
SMCC2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SPRM1           Royce Small-Cap Portfolio              Royce & Associates, Inc.
SPRM2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SVLU1           Third Avenue Value Portfolio           EQSF Advisers, Inc.
SVLU2
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SISM1           Wanger International Small Cap         Liberty Wanger Asset
SISM2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SUSC1           Wanger U.S. Small Cap                  Liberty Wanger Asset
SUSC2                                                  Management, L.P.
--------------- -------------------------------------- -------------------------
--------------- -------------------------------------- -------------------------
SEQI1           Wells Fargo VT Equity Income Fund      Wells Fargo Funds
WEQI3                                                  Management, LLC(5)
--------------- -------------------------------------- -------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K.  and FMR Far  East  are the  sub-investment advisers.
(4) FMR U.K., FMR Far East, Fidelity International Investment Advisors and FIIA U.K. are the sub-investment advisers.
(5) Wells Capital Management Incorporated is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

--------------------------------------------------------------------------------
3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.35% or 1.45% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

--------------------------------------------------------------------------------
4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

--------------------------------------------------------------------------------
5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $100,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

--------------------------------------------------------------------------------
6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first nine payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

--------------------------------------------------------------------------------
7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBCA1            AXP(R) Variable Portfolio -             68,294          $ 9.88
WBCA3            Blue Chip Advantage Fund                72,960            9.88
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SBND1            AXP(R) Variable Portfolio -             68,197           10.37
SBND2            Bond Fund                                6,303           10.37
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAR1            AXP(R) Variable Portfolio -             25,065           26.57
WCAR3            Capital Resource Fund                   14,935           26.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCMG1            AXP(R) Variable Portfolio -         11,574,470            1.00
SCMG2            Cash Management Fund                 2,670,797            1.00
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SDEI1            AXP(R) Variable Portfolio -              5,570           10.01
WDEI3            Diversified Equity Income                7,130           10.01
                 Fund
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEXI1            AXP(R) Variable Portfolio -             48,668            6.99
WEXI3            Extra Income Fund                       38,180            6.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SFDI1            AXP(R) Variable Portfolio -              2,535           10.17
WFDI3            Federal Income Fund                     26,979           10.17
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRO1            AXP(R) Variable Portfolio -             43,661            9.43
SGRO2            Growth Fund                             16,472            9.43
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMGD1            AXP(R) Variable Portfolio -             34,053           17.68
SMGD2            Managed Fund                             2,717           17.68
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDM1            AXP(R) Variable Portfolio -            115,355           19.21
WNDM3            New Dimensions Fund(R)                  95,576           19.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SSCA1            AXP(R) Variable Portfolio -             13,137           11.20
WSCA3            Small Cap Advantage Fund                13,869           11.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAP1            AIM V.I. Capital                       253,175           30.84
WCAP3            Appreciation Fund                      151,760           30.84
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCDV1            AIM V.I. Capital Development           277,465           12.99
SCDV2            Fund                                    64,187           12.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVAL1            AIM V.I. Value Fund                    325,364           27.31
WVAL3                                                   183,136           27.31
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPGR1            Alliance VP Premier Growth             253,696           31.93
SPGR2            Portfolio (Class B)                     47,724           31.93
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
STEC1            Alliance VP Technology                 285,468           24.90
STEC2            Portfolio (Class B)                     85,400           24.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUGH1            Alliance VP U.S.                        30,036           11.64
SUGH2            Government/High Grade                   35,230           11.64
                 Securities Portfolio (Class
                 B)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCAS1            Baron Capital Asset Fund -              37,104           17.26
SCAS2            Insurance Shares                         2,442           17.26
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEGR1            Credit Suisse Warburg Pincus           106,108           12.86
SEGR2            Trust - Emerging Growth                  7,465           12.86
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRI1            Fidelity VIP III Growth &              149,892           15.19
SGRI2            Income Portfolio (Service               41,442           15.19
                 Class)
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMDC1            Fidelity VIP III Mid Cap               566,703           20.22
SMDC2            Portfolio (Service Class)              201,239           20.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SOVS1            Fidelity VIP Overseas                   42,548           19.94
SOVS2            Portfolio (Service Class)               21,554           19.94
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRES1            FTVIPT Franklin Real Estate             11,110           17.36
WRES3            Fund - Class 2                           3,186           17.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMSS1            FTVIPT Mutual Shares                     6,586           14.22
WMSS3            Securities Fund - Class 2                3,049           14.22
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISC1            FTVIPT Templeton                        17,825           10.74
SISC2            International Smaller                    2,913           10.74
                 Companies Fund -
                 Class 2
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SCGR1            Goldman Sachs VIT Capital               90,545           12.09
SCGR2            Growth Fund                              6,708           12.09
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSE1            Goldman Sachs VIT CORESM               143,281           12.48
WUSE3            U.S. Equity Fund                        43,073           12.48
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLI1            Goldman Sachs VIT Global                28,618            9.75
WGLI3            Income Fund                              6,359            9.75
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SIEQ1            Goldman Sachs VIT                       44,650           11.78
SIEQ2            International Equity Fund                5,731           11.78
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SITO1            Goldman Sachs VIT Internet             223,565            6.80
SITO2            Tollkeeper FundSM                       41,585            6.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SAGP1            Janus Aspen Series                     141,967           35.97
SAGP2            Aggressive Growth Portfolio:            21,277           35.97
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGLT1            Janus Aspen Series Global              401,938            6.55
SGLT2            Technology Portfolio:                   79,874            6.55
                 Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SGRP1            Janus Aspen Series Growth              383,956           26.36
SGRP2            Portfolio: Service Shares              137,185           26.36
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SINT1            Janus Aspen Series                     173,383           30.64
SINT2            International Growth                    27,965           30.64
                 Portfolio: Service Shares
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUDE1            J.P. Morgan U.S. Disciplined            43,612           14.90
SUDE2            Equity Portfolio                        13,532           14.90
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SREQ1            Lazard Retirement Equity                 7,418           10.20
SREQ2            Portfolio                                1,764           10.20
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRIE1            Lazard Retirement                        7,937           12.01
SRIE2            International Equity                       878           12.01
                 Portfolio
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SNDS1            MFS(R) New Discovery Series -          270,371           16.61
SNDS2            Initial Class                           74,172           16.61
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SRSS1            MFS(R) Research Series -               135,615           20.80
SRSS2            Initial Class                           43,873           20.80
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUTS1            MFS(R) Utilities Series -              144,939           23.57
WUTS3            Initial Class                           64,154           23.57
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SMCC1            Royce Micro-Cap Portfolio               82,331            7.05
SMCC2                                                    27,684            7.05
---------------- ------------------------------ ---------------- ---------------

---------------- ------------------------------ ---------------- ---------------
Subaccount       Investment                              Shares             NAV
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SPRM1            Royce Small-Cap Portfolio               64,354            6.40
SPRM2                                                     6,777            6.40
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SVLU1            Third Avenue Value Portfolio            33,838           15.21
SVLU2                                                    14,872           15.21
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SISM1            Wanger International Small              35,133           28.49
SISM2            Cap                                     10,781           28.49
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SUSC1            Wanger U.S. Small Cap                   21,130           19.99
SUSC2                                                     1,595           19.99
---------------- ------------------------------ ---------------- ---------------
---------------- ------------------------------ ---------------- ---------------
SEQI1            Wells Fargo VT Equity Income             3,133           17.01
WEQI3            Fund                                    28,931           17.01
---------------- ------------------------------ ---------------- ---------------

--------------------------------------------------------------------------------
8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:
                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBCA1(1)         AXP(R) Variable Portfolio - Blue                   $   848,945
WBCA3(2)         Chip Advantage Fund                                    828,917
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SBND1(1)         AXP(R) Variable Portfolio -                            725,727
SBND2(3)         Bond Fund                                               65,911
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAR1(1)         AXP(R) Variable Portfolio - Capital                    837,997
WCAR3(2)         Resource Fund                                          509,191
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCMG1(1)         AXP(R) Variable Portfolio - Cash                    44,161,739
SCMG2(3)         Management Fund                                      9,719,793
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SDEI1(1)         AXP(R) Variable Portfolio -                             53,950
WDEI3(2)         Diversified Equity Income Fund                          71,273
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEXI1(1)         AXP(R) Variable Portfolio - Extra                      384,229
WEXI3(2)         Income Fund                                            302,587
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SFDI1(1)         AXP(R) Variable Portfolio - Federal                     25,632
WFDI3(2)         Income Fund                                            270,300
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRO1(1)         AXP(R) Variable Portfolio - Growth                     536,546
SGRO2(3)         Fund                                                   196,343
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMGD1(1)         AXP(R) Variable Portfolio - Managed                  1,055,426
SMGD2(3)         Fund                                                    50,845
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDM1(1)         AXP(R) Variable Portfolio - New                      2,667,601
WNDM3(2)         Dimensions Fund(R)                                   2,376,709
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SSCA1(1)         AXP(R) Variable Portfolio - Small                      160,461
WSCA3(2)         Cap Advantage Fund                                     166,008
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAP1(1)         AIM V.I. Capital Appreciation Fund                  10,887,781
WCAP3(2)                                                              6,413,710
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCDV1(1)         AIM V.I. Capital Development Fund                    4,274,391
SCDV2(3)                                                                952,930
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVAL1(1)         AIM V.I. Value Fund                                 11,097,763
WVAL3(2)                                                              5,835,791
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPGR1(1)         Alliance VP Premier Growth                          13,157,184
SPGR2(3)         Portfolio (Class B)                                  2,533,086
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
STEC1(1)         Alliance VP Technology Portfolio                    13,789,449
STEC2(3)         (Class B)                                            3,429,860
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUGH1(1)         Alliance VP U.S. Government/High                       349,706
SUGH2(3)         Grade Securities Portfolio (Class B)                   391,143
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCAS1(1)         Baron Capital Asset Fund -                             650,919
SCAS2(3)         Insurance Shares                                        42,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEGR1(1)         Credit Suisse Warburg Pincus Trust                   4,106,265
SEGR2(3)         - Emerging Growth Portfolio                            308,869
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRI1(1)         Fidelity VIP III Growth & Income                     3,103,410
SGRI2(3)         Portfolio (Service Class)                            1,263,247
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMDC1(1)         Fidelity VIP III Mid Cap Portfolio                  14,755,294
SMDC2(3)         (Service Class)                                      4,618,566
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SOVS1(1)         Fidelity VIP Overseas Portfolio                      3,714,621
SOVS2(3)         (Service Class)                                        639,869
---------------- ------------------------------------ --------------------------

                                                         Year ended Dec. 31,
---------------- ------------------------------------ --------------------------
Subaccount       Investment                                                2000
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRES1(1)         FTVIPT Franklin Real Estate Fund -                     632,434
WRES3(2)         Class 2                                                 53,502
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMSS1(1)         FTVIPT Mutual Shares Securities                         96,245
WMSS3(2)         Fund - Class 2                                          41,459
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISC1(1)         FTVIPT Templeton International                         201,118
SISC2(3)         Smaller Companies Fund - Class 2                        31,447
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SCGR1(1)         Goldman Sachs VIT Capital Growth                     1,292,297
SCGR2(3)         Fund                                                   134,321
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSE1(1)         Goldman Sachs VIT CORESM U.S.                        1,939,315
WUSE3(2)         Equity Fund                                            602,846
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLI1(1)         Goldman Sachs VIT Global Income                        302,593
WGLI3(2)         Fund                                                    67,090
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SIEQ1(1)         Goldman Sachs VIT International                        618,235
SIEQ2(3)         Equity Fund                                             74,862
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SITO1(3)         Goldman Sachs VIT Internet                           2,474,625
SITO2(3)         Tollkeeper FundSM                                      406,651
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SAGP1(1)         Janus Aspen Series Aggressive                        7,759,317
SAGP2(3)         Growth Portfolio: Service Shares                     1,060,780
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGLT1(3)         Janus Aspen Series Global                            7,727,055
SGLT2(3)         Technology Portfolio: Service                          846,866
                 Shares
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SGRP1(1)         Janus Aspen Series Growth                           13,019,755
SGRP2(3)         Portfolio: Service Shares                            5,563,885
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SINT1(1)         Janus Aspen Series International                     6,620,288
SINT2(3)         Growth Portfolio: Service Shares                     1,485,383
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUDE1(1)         J.P. Morgan U.S. Disciplined                           742,799
SUDE2(3)         Equity Portfolio                                       224,868
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SREQ1(1)         Lazard Retirement Equity Portfolio                     137,652
SREQ2(3)                                                                 19,838
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRIE1(1)         Lazard Retirement International                        100,440
SRIE2(3)         Equity Portfolio                                        10,506
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SNDS1(1)         MFS(R) New Discovery Series -                        5,091,352
SNDS2(3)         Initial Class                                        1,854,314
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SRSS1(1)         MFS(R) Research Series - Initial                     3,262,803
SRSS2(3)         Class                                                1,009,741
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUTS1(1)         MFS(R) Utilities Series - Initial                    4,320,686
WUTS3(2)         Class                                                1,544,408
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SMCC1(1)         Royce Micro-Cap Portfolio                              607,969
SMCC2(3)                                                                191,658
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SPRM1(1)         Royce Small-Cap Portfolio                              478,835
SPRM2(3)                                                                 47,830
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SVLU1(1)         Third Avenue Value Portfolio                           504,133
SVLU2(3)                                                                219,182
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SISM1(1)         Wanger International Small Cap                       1,254,896
SISM2(3)                                                                404,687
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SUSC1(1)         Wanger U.S. Small Cap                                  445,261
SUSC2(3)                                                                 33,057
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
SEQI1(1)         Wells Fargo VT Equity Income Fund                       52,756
WEQI3(2)                                                                588,121
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------
                 Combined Variable Account                         $248,532,975
---------------- ------------------------------------ --------------------------

(1) Operations commenced on Feb. 11, 2000.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.

240192-20 F (11/01)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance sheet as of June 30, 2001.
     Statements of Income as of June 30, 2001 and 2000.
     Statements of Cash Flows as of June 30, 2001 and 2000.
     Notes to Financial Statements.

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000. Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial Statements included in Part B of this Registration Statement

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 23, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to Registrant's Post-Effective
          Amendment  No.  7  to   Registration   Statement  No. 333-85567, filed
          on or about April 30, 2001.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999 is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity(SM) (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44214), filed electronically as Exhibit
          4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of  Guaranteed  Minimum  Income  Benefit  Rider (6%  Accumulation
          Benefit Base) for the American Express Signature One Variable Annuity(SM) (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240183), filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity(SM) (form 240187), filed electronically as
          Exhibit 4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44215), filed electronically as Exhibit
          4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express Signature One Variable Annuity(SM) (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity(SM) (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity
          (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express(R) Signature One Variable Annuity (form 271155), filed electronically as
          Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express(R) Signature One Variable Annuity (form 271156), filed electronically as
          Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity(SM) (form 240181), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.1 (b)   Form of  Amendment  No.  5 to  Participation  Agreement  among  Putnam
          Capital  Manager  Trust,   Putnam  Mutual  Funds  Corp.  and  American
          Enterprise  Life  Insurance   Company  dated  July  16,  1999,   filed
          electronically  as  Exhibit  8.1  (b)  to  Registrant's  Pre-Effective
          Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed upon amendment.

10.1 Consent of Independent Auditors for the American Express (R) Signature One Variable Annuity, to be filed upon amendment.

11.       None.

12.       Not applicable.

13.1 Copy of schedule for computation of each performance quotation provided in the Registration Statement for Wells Fargo Advantage(SM) Variable Annuity and Wells Fargo Advantage(SM) Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable Annuity(SM) in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

14.       Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement
          333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

The following list includes the names of major subsidiaries of American Express.
                                                                                          Jurisdiction of
Name of Subsidiary                                                                        Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                               New York

II. International Banking Services

     American Express Bank Ltd.                                                           Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                               Minnesota
     American Centurion Life Assurance Company                                            New York
     American Enterprise Investment Services Inc.                                         Minnesota
     American Enterprise Life Insurance Company                                           Indiana
     American Express Asset Management Group Inc.                                         Minnesota
     American Express Asset Management International Inc.                                 Delaware
     American Express Asset Management International (Japan) Ltd.                         Japan
     American Express Asset Management Ltd.                                               England
     American Express Certificate Company                                                 Delaware
     American Express Client Service Corporation                                          Minnesota
     American Express Corporation                                                         Delaware
     American Express Financial Advisors Inc.                                             Delaware
     American Express Financial Corporation                                               Delaware
     American Express Insurance Agency of Arizona Inc.                                    Arizona
     American Express Insurance Agency of Idaho Inc.                                      Idaho
     American Express Insurance Agency of Nevada Inc.                                     Nevada
     American Express Insurance Agency of Oregon Inc.                                     Oregon
     American Express Minnesota Foundation                                                Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.                 Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.                 Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.             Pennsylvania
     American Express Trust Company                                                       Minnesota
     American Partners Life Insurance Company                                             Arizona
     IDS Cable Corporation                                                                Minnesota
     IDS Cable II Corporation                                                             Minnesota
     IDS Capital Holdings Inc.                                                            Minnesota
     IDS Futures Corporation                                                              Minnesota
     IDS Insurance Agency of Alabama Inc.                                                 Alabama
     IDS Insurance Agency of Arkansas Inc.                                                Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                           Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                              New Mexico
     IDS Insurance Agency of North Carolina Inc.                                          North Carolina
     IDS Insurance Agency of Utah Inc.                                                    Utah


     IDS Insurance Agency of Wyoming Inc.                                                 Wyoming
     IDS Life Insurance Company                                                           Minnesota
     IDS Life Insurance Company of New York                                               New York
     IDS Management Corporation                                                           Minnesota
     IDS Partnership Services Corporation                                                 Minnesota
     IDS Plan Services of California, Inc.                                                Minnesota
     IDS Property Casualty Insurance Company                                              Wisconsin
     IDS Real Estate Services, Inc.                                                       Delaware
     IDS Realty Corporation                                                               Minnesota
     IDS Sales Support Inc.                                                               Minnesota
     IDS Securities Corporation                                                           Delaware
     Investors Syndicate Development Corp.                                                Nevada
     Public Employee Payment Company                                                      Minnesota

Item 27.   Number of Contract owners

           To be updated upon amendment.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $32,468,381           $662,606                None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 31st day of August, 2001.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of July, 2001.



Signature                                               Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     Gumer C. Alvero                      Executive Vice President - Annuities

/s/  Carol A. Holton*                     Director, Vice President and Chief
     Carol A. Holton                      Executive Officer

     ____________________                 Director
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     Teresa J. Rasmussen                  Counsel and Secretary

/s/  Stuart A. Sedlacek*                  Executive Vice President
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     David L. Yowan


*Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 24 to American Enterprise MVA Account's Post-Effective Amendment No. 7 to Registration Statement 333-86297 on form S-1, filed on or about April 26, 2001, is incorporated by reference.



By:/s/James M. Odland
   ------------------
      James M. Odland

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO.  9 TO  REGISTRATION  STATEMENT  NO.
333-85567

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.
Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.